Shareholder Report	10 Months Ended	12 Months Ended	26 Months Ended	30 Months Ended	47 Months Ended	68 Months Ended	78 Months Ended	103 Months Ended	104 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		SPDR SERIES TRUST
Entity Central Index Key		0001064642
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000162940
Shareholder Report [Line Items]
Fund Name		SPDR Russell 1000 Yield Focus ETF
Trading Symbol		ONEY
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Russell 1000 Yield Focus ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Yield Focus ETF	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (the "Fed") and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies. And markets continued to be dominated by the so-called "Magnificent Seven", consisting of Alphabet Inc, Amazon.com Inc, Apple Inc, Meta Platforms Inc, Microsoft Corp, NVIDIA Corp and Tesla Inc. Compared to the Russell 1000 Index, which returned 23.88% during the reporting period, the Fund significantly underperformed. The Fund's focus on higher yielding dividend stocks had significant overlap with value stocks, which underperformed growth securities which in turn captured the outperformance of AI-related tech and semiconductor companies, as well as the Magnificent Seven. Because of this, value stocks significantly underperformed. The Fund also tilts towards stocks characterized by the quality and size factors, but while the quality factor slightly outperformed, the size factor underperformed, and the net impact to the Fund was negative.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	ONEY	S&P 500 Index	Russell 1000 Yield Focused Factor Index
11/30/15	$10,000	$10,000	$10,000
12/31/15	$9,726	$9,843	$9,725
1/31/16	$9,407	$9,313	$9,410
2/29/16	$9,691	$9,311	$9,697
3/31/16	$10,531	$9,960	$10,539
4/30/16	$10,601	$10,013	$10,615
5/31/16	$10,589	$10,189	$10,602
6/30/16	$10,792	$10,212	$10,804
7/31/16	$11,300	$10,601	$11,312
8/31/16	$11,293	$10,615	$11,308
9/30/16	$11,314	$10,623	$11,331
10/31/16	$11,102	$10,416	$11,120
11/30/16	$11,877	$10,827	$11,896
12/31/16	$11,974	$11,030	$11,997
1/31/17	$12,216	$11,252	$12,244
2/28/17	$12,521	$11,687	$12,548
3/31/17	$12,531	$11,694	$12,546
4/30/17	$12,532	$11,818	$12,564
5/31/17	$12,400	$11,970	$12,431
6/30/17	$12,588	$12,053	$12,622
7/31/17	$12,718	$12,292	$12,755
8/31/17	$12,436	$12,330	$12,475
9/30/17	$12,870	$12,593	$12,929
10/31/17	$12,995	$12,881	$13,049
11/30/17	$13,574	$13,280	$13,635
12/31/17	$13,790	$13,427	$13,872
1/31/18	$14,179	$14,152	$14,263
2/28/18	$13,568	$13,641	$13,650
3/31/18	$13,543	$13,328	$13,587
4/30/18	$13,658	$13,396	$13,690
5/31/18	$13,947	$13,738	$14,021
6/30/18	$14,132	$13,808	$14,224
7/31/18	$14,496	$14,285	$14,610
8/31/18	$14,716	$14,779	$14,833
9/30/18	$14,706	$14,845	$14,735
10/31/18	$13,733	$13,803	$13,819
11/30/18	$14,059	$14,078	$14,171
12/31/18	$12,686	$12,792	$12,787
1/31/19	$13,917	$13,888	$14,018
2/28/19	$14,193	$14,372	$14,299
3/31/19	$14,269	$14,625	$14,390
4/30/19	$14,718	$15,229	$14,843
5/31/19	$13,712	$14,266	$13,824
6/30/19	$14,661	$15,279	$14,791
7/31/19	$14,787	$15,512	$14,925
8/31/19	$13,904	$15,227	$14,035
9/30/19	$14,795	$15,492	$14,933
10/31/19	$15,079	$15,829	$15,223
11/30/19	$15,571	$16,432	$15,717
12/31/19	$16,109	$16,904	$16,273
1/31/20	$15,317	$16,922	$15,475
2/29/20	$13,707	$15,529	$13,845
3/31/20	$10,279	$13,611	$10,384
4/30/20	$11,710	$15,356	$11,841
5/31/20	$12,265	$16,087	$12,405
6/30/20	$12,645	$16,407	$12,798
7/31/20	$12,894	$17,332	$13,044
8/31/20	$13,522	$18,578	$13,685
9/30/20	$13,134	$17,872	$13,281
10/31/20	$13,263	$17,397	$13,419
11/30/20	$15,711	$19,301	$15,900
12/31/20	$16,445	$20,043	$16,646
1/31/21	$16,633	$19,841	$16,841
2/28/21	$18,593	$20,388	$18,838
3/31/21	$19,766	$21,281	$20,018
4/30/21	$20,608	$22,416	$20,860
5/31/21	$21,379	$22,573	$21,663
6/30/21	$21,032	$23,100	$21,327
7/31/21	$21,085	$23,649	$21,380
8/31/21	$21,609	$24,368	$21,916
9/30/21	$20,795	$23,234	$21,086
10/31/21	$21,572	$24,862	$21,877
11/30/21	$21,051	$24,690	$21,355
12/31/21	$22,532	$25,796	$22,862
1/31/22	$22,182	$24,462	$22,522
2/28/22	$22,058	$23,729	$22,403
3/31/22	$22,927	$24,610	$23,283
4/30/22	$22,112	$22,464	$22,457
5/31/22	$22,579	$22,505	$22,942
6/30/22	$20,315	$20,648	$20,649
7/31/22	$21,862	$22,552	$22,230
8/31/22	$21,313	$21,632	$21,669
9/30/22	$19,157	$19,640	$19,469
10/31/22	$21,261	$21,230	$21,620
11/30/22	$22,785	$22,416	$23,173
12/31/22	$21,733	$21,125	$22,116
1/31/23	$23,335	$22,452	$23,740
2/28/23	$22,620	$21,904	$23,029
3/31/23	$22,050	$22,708	$22,443
4/30/23	$22,000	$23,063	$22,391
5/31/23	$20,686	$23,163	$21,048
6/30/23	$22,457	$24,693	$22,858
7/31/23	$23,710	$25,487	$24,138
8/31/23	$22,757	$25,081	$23,168
9/30/23	$21,752	$23,885	$22,143
10/31/23	$20,851	$23,383	$21,230
11/30/23	$22,481	$25,518	$22,894
12/31/23	$24,143	$26,678	$24,590
1/31/24	$23,615	$27,126	$24,058
2/29/24	$24,378	$28,574	$24,848
3/31/24	$26,222	$29,494	$26,737
4/30/24	$24,949	$28,290	$25,436
5/31/24	$25,791	$29,694	$26,290
6/30/24	$25,283	$30,760	$25,810

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/2/15
ONEY	12.72%	11.54%	11.43%
S&P 500 Index	24.56%	15.05%	13.96%
Russell 1000 Yield Focused Factor Index	12.91%	11.78%	11.69%

Performance Inception Date								Dec. 02, 2015
AssetsNet	$ 785,303,531	$ 785,303,531	$ 785,303,531	$ 785,303,531	$ 785,303,531	$ 785,303,531	$ 785,303,531	$ 785,303,531	$ 785,303,531
Holdings Count | Holding	296	296	296	296	296	296	296	296	296
Advisory Fees Paid, Amount		$ 1,530,619
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$785,303,531
# of Portfolio Holdings	296
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,530,619

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Oil, Gas & Consumable Fuels	8.2%
Food Products	6.3%
Electric Utilities	5.1%
Machinery	5.0%
Chemicals	4.8%
Multi-Utilities	4.0%
Consumer Staples Distribution & Retail	3.9%
Specialized REITs	3.7%
Banks	3.5%
Pharmaceuticals	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Bristol-Myers Squibb Co.	2.0%
Ford Motor Co.	1.5%
Diamondback Energy, Inc.	1.4%
Altria Group, Inc.	1.4%
PACCAR, Inc.	1.2%
Gilead Sciences, Inc.	1.2%
Devon Energy Corp.	1.2%
Archer-Daniels-Midland Co.	1.2%
EOG Resources, Inc.	1.1%
Sysco Corp.	1.1%

Material Fund Change [Text Block]
C000162941
Shareholder Report [Line Items]
Fund Name		SPDR Russell 1000 Momentum Focus ETF
Trading Symbol		ONEO
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Russell 1000 Momentum Focus ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Momentum Focus ETF	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, Energy was the best performing sector within the portfolio, followed by Financials and Information Technology. At the same time, Consumer Staples was the worst performing sector, followed by Communication Services and Health Care. From a single stock perspective, NVDIA was the best performing security in the portfolio, followed by Williams-Sonoma Inc and Constellation Energy. The worst performing security was Hertz Global, followed by New York Community Bancorp and ViaSat.

When we analyze the performance of the Russell 1000 Momentum Focus Index relative to the market capitalization weighted index, such as the Russell 1000 Index, we can see that the Factor Index underperformed the Russell 1000 over the reporting period. Most of the underperformance can be attributed to under-weight to Information Technology stocks, followed by Communication Services and Industrials. Under-weights to NVDIA Corp, Meta Platforms and Amazon Inc were the main relative detractors. On the positive side, over-weights to Apple Inc and NRG Energy Inc added relative value, while under-weight to Tesla also contributed positively.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	ONEO	S&P 500 Index	Russell 1000 Momentum Focused Factor Index
11/30/15	$10,000	$10,000	$10,000
12/31/15	$9,809	$9,843	$9,809
1/31/16	$9,289	$9,313	$9,294
2/29/16	$9,445	$9,311	$9,446
3/31/16	$10,117	$9,960	$10,125
4/30/16	$10,130	$10,013	$10,140
5/31/16	$10,269	$10,189	$10,282
6/30/16	$10,310	$10,212	$10,321
7/31/16	$10,682	$10,601	$10,695
8/31/16	$10,627	$10,615	$10,640
9/30/16	$10,583	$10,623	$10,602
10/31/16	$10,385	$10,416	$10,398
11/30/16	$10,897	$10,827	$10,917
12/31/16	$11,038	$11,030	$11,057
1/31/17	$11,283	$11,252	$11,299
2/28/17	$11,629	$11,687	$11,655
3/31/17	$11,656	$11,694	$11,665
4/30/17	$11,779	$11,818	$11,791
5/31/17	$11,801	$11,970	$11,834
6/30/17	$11,823	$12,053	$11,862
7/31/17	$12,066	$12,292	$12,090
8/31/17	$12,061	$12,330	$12,482
9/30/17	$12,439	$12,593	$12,479
10/31/17	$12,726	$12,881	$12,883
11/30/17	$13,234	$13,280	$13,413
12/31/17	$13,319	$13,427	$13,518
1/31/18	$13,908	$14,152	$14,104
2/28/18	$13,370	$13,641	$13,561
3/31/18	$13,310	$13,328	$13,506
4/30/18	$13,180	$13,396	$13,376
5/31/18	$13,473	$13,738	$13,676
6/30/18	$13,478	$13,808	$13,689
7/31/18	$13,863	$14,285	$14,083
8/31/18	$14,224	$14,779	$14,455
9/30/18	$14,103	$14,845	$14,330
10/31/18	$12,890	$13,803	$13,101
11/30/18	$13,039	$14,078	$13,269
12/31/18	$11,701	$12,792	$11,915
1/31/19	$12,784	$13,888	$13,003
2/28/19	$13,244	$14,372	$13,472
3/31/19	$13,319	$14,625	$13,548
4/30/19	$13,747	$15,229	$13,993
5/31/19	$12,795	$14,266	$13,020
6/30/19	$13,710	$15,279	$13,956
7/31/19	$13,882	$15,512	$14,137
8/31/19	$13,550	$15,227	$13,802
9/30/19	$13,872	$15,492	$14,124
10/31/19	$14,048	$15,829	$14,311
11/30/19	$14,522	$16,432	$14,789
12/31/19	$14,820	$16,904	$15,100
1/31/20	$14,482	$16,922	$14,758
2/29/20	$13,146	$15,529	$13,386
3/31/20	$10,499	$13,611	$10,706
4/30/20	$12,026	$15,356	$12,265
5/31/20	$12,881	$16,087	$13,143
6/30/20	$13,092	$16,407	$13,347
7/31/20	$13,836	$17,332	$14,117
8/31/20	$14,320	$18,578	$14,616
9/30/20	$14,012	$17,872	$14,303
10/31/20	$13,992	$17,397	$14,276
11/30/20	$15,677	$19,301	$16,000
12/31/20	$16,381	$20,043	$16,727
1/31/21	$16,346	$19,841	$16,699
2/28/21	$17,102	$20,388	$17,468
3/31/21	$18,062	$21,281	$18,435
4/30/21	$18,878	$22,416	$19,288
5/31/21	$19,130	$22,573	$19,534
6/30/21	$19,151	$23,100	$19,570
7/31/21	$19,361	$23,649	$19,790
8/31/21	$19,929	$24,368	$20,372
9/30/21	$19,059	$23,234	$19,486
10/31/21	$20,147	$24,862	$20,598
11/30/21	$19,738	$24,690	$20,180
12/31/21	$20,731	$25,796	$21,201
1/31/22	$19,407	$24,462	$19,856
2/28/22	$19,233	$23,729	$19,682
3/31/22	$19,584	$24,610	$20,037
4/30/22	$18,328	$22,464	$18,756
5/31/22	$18,620	$22,505	$19,061
6/30/22	$16,883	$20,648	$17,285
7/31/22	$18,356	$22,552	$18,802
8/31/22	$17,893	$21,632	$18,332
9/30/22	$16,261	$19,640	$16,651
10/31/22	$18,075	$21,230	$18,512
11/30/22	$19,243	$22,416	$19,735
12/31/22	$18,250	$21,125	$18,703
1/31/23	$19,541	$22,452	$20,026
2/28/23	$18,992	$21,904	$19,472
3/31/23	$18,806	$22,708	$19,284
4/30/23	$18,739	$23,063	$19,210
5/31/23	$17,997	$23,163	$18,447
6/30/23	$19,640	$24,693	$20,143
7/31/23	$20,263	$25,487	$20,775
8/31/23	$19,782	$25,081	$20,290
9/30/23	$18,926	$23,885	$19,406
10/31/23	$18,108	$23,383	$18,570
11/30/23	$19,718	$25,518	$20,224
12/31/23	$21,107	$26,678	$21,652
1/31/24	$21,066	$27,126	$21,608
2/29/24	$22,290	$28,574	$22,878
3/31/24	$23,350	$29,494	$23,966
4/30/24	$21,958	$28,290	$22,533
5/31/24	$22,562	$29,694	$23,151
6/30/24	$22,425	$30,760	$23,020

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/2/15
ONEO	14.17%	10.34%	9.87%
S&P 500 Index	24.56%	15.05%	13.96%
Russell 1000 Momentum Focused Factor Index	14.29%	10.53%	10.09%

Performance Inception Date								Dec. 02, 2015
AssetsNet	$ 145,751,747	$ 145,751,747	$ 145,751,747	$ 145,751,747	$ 145,751,747	$ 145,751,747	$ 145,751,747	$ 145,751,747	$ 145,751,747
Holdings Count | Holding	914	914	914	914	914	914	914	914	914
Advisory Fees Paid, Amount		$ 301,520
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$145,751,747
# of Portfolio Holdings	914
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$301,520

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Insurance	5.4%
Software	5.1%
Health Care Providers & Services	4.9%
Oil, Gas & Consumable Fuels	4.8%
Semiconductors & Semiconductor Equipment	4.3%
Hotels, Restaurants & Leisure	4.1%
Specialty Retail	4.0%
Machinery	3.7%
Household Durables	3.6%
Consumer Staples Distribution & Retail	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
PulteGroup, Inc.	0.8%
McKesson Corp.	0.8%
Arch Capital Group Ltd.	0.7%
Lennar Corp., A	0.7%
Expedia Group, Inc.	0.6%
Diamondback Energy, Inc.	0.6%
Casey's General Stores, Inc.	0.6%
GoDaddy, Inc., A	0.6%
DR Horton, Inc.	0.6%
Vistra Corp.	0.6%

Material Fund Change [Text Block]
C000162942
Shareholder Report [Line Items]
Fund Name		SPDR Russell 1000 Low Volatility Focus ETF
Trading Symbol		ONEV
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Russell 1000 Low Volatility Focus ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Low Volatility Focus ETF	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the period.

During the reporting period, the Energy sector was the best performing sector for this strategy, followed by Financials and Industrials. At the same time, Consumer Staples was the worst performing sector, followed by Communication Services and Utilities. From a single stock perspective, Williams-Sonoma was the best performing security in the Index, followed by NRG Energy Inc and SL Green Realty Corp. Hertz Global was the worst performing security in the Index, followed by New York Community Bancorp, Inc. and Leggett & Platt Inc. When we analyze the performance for this Strategy relative to a market capitalization weighted index, such as the Russell 1000 Index, we can see that during the reporting period, the Russell 1000 Low Volatility Focus Index trailed the Russell 1000 Index. Most of this underperformance can be explained by the Factor index’s underweight to Information Security stocks, followed by Communication Services and overweight to the Consumer Staples sector. From a single security perspective, the Factor Index did not hold NVDIA Corp., Meta Platforms and Amazon Inc, which are the top 3 detractors from relative performance. Simultaneously, not including Apple Inc, Tesla Inc and Johnson & Johnson contributed positively.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	ONEV	S&P 500 Index	Russell 1000 Low Volatility Focused Factor Index
12/2/15	$10,000	$10,000	$10,000
12/31/15	$9,850	$9,843	$9,848
1/31/16	$9,546	$9,313	$9,549
2/29/16	$9,745	$9,311	$9,748
3/31/16	$10,429	$9,960	$10,437
4/30/16	$10,397	$10,013	$10,408
5/31/16	$10,580	$10,189	$10,593
6/30/16	$10,760	$10,212	$10,773
7/31/16	$11,128	$10,601	$11,142
8/31/16	$11,108	$10,615	$11,123
9/30/16	$11,011	$10,623	$11,031
10/31/16	$10,743	$10,416	$10,764
11/30/16	$11,289	$10,827	$11,312
12/31/16	$11,420	$11,030	$11,446
1/31/17	$11,618	$11,252	$11,649
2/28/17	$12,062	$11,687	$12,088
3/31/17	$12,054	$11,694	$12,087
4/30/17	$12,143	$11,818	$12,175
5/31/17	$12,202	$11,970	$12,239
6/30/17	$12,298	$12,053	$12,337
7/31/17	$12,415	$12,292	$12,458
8/31/17	$12,305	$12,330	$12,354
9/30/17	$12,581	$12,593	$12,646
10/31/17	$12,788	$12,881	$12,853
11/30/17	$13,384	$13,280	$13,451
12/31/17	$13,439	$13,427	$13,532
1/31/18	$13,952	$14,152	$14,031
2/28/18	$13,346	$13,641	$13,431
3/31/18	$13,313	$13,328	$13,396
4/30/18	$13,266	$13,396	$13,350
5/31/18	$13,456	$13,738	$13,553
6/30/18	$13,661	$13,808	$13,736
7/31/18	$14,081	$14,285	$14,199
8/31/18	$14,426	$14,779	$14,535
9/30/18	$14,393	$14,845	$14,511
10/31/18	$13,594	$13,803	$13,670
11/30/18	$13,994	$14,078	$14,119
12/31/18	$12,780	$12,792	$12,876
1/31/19	$13,870	$13,888	$13,967
2/28/19	$14,386	$14,372	$14,489
3/31/19	$14,508	$14,625	$14,614
4/30/19	$15,058	$15,229	$15,172
5/31/19	$14,348	$14,266	$14,459
6/30/19	$15,321	$15,279	$15,447
7/31/19	$15,482	$15,512	$15,610
8/31/19	$15,140	$15,227	$15,275
9/30/19	$15,664	$15,492	$15,796
10/31/19	$15,858	$15,829	$15,991
11/30/19	$16,381	$16,432	$16,526
12/31/19	$16,706	$16,904	$16,860
1/31/20	$16,407	$16,922	$16,564
2/29/20	$14,831	$15,529	$14,966
3/31/20	$12,120	$13,611	$12,225
4/30/20	$13,509	$15,356	$13,643
5/31/20	$14,286	$16,087	$14,442
6/30/20	$14,382	$16,407	$14,542
7/31/20	$15,158	$17,332	$15,327
8/31/20	$15,627	$18,578	$15,814
9/30/20	$15,268	$17,872	$15,444
10/31/20	$15,371	$17,397	$15,537
11/30/20	$17,068	$19,301	$17,253
12/31/20	$17,775	$20,043	$17,974
1/31/21	$17,574	$19,841	$17,791
2/28/21	$18,430	$20,388	$18,643
3/31/21	$19,705	$21,281	$19,928
4/30/21	$20,596	$22,416	$20,842
5/31/21	$20,886	$22,573	$21,133
6/30/21	$20,723	$23,100	$20,979
7/31/21	$21,204	$23,649	$21,466
8/31/21	$21,694	$24,368	$21,970
9/30/21	$20,661	$23,234	$20,920
10/31/21	$21,747	$24,862	$22,021
11/30/21	$21,333	$24,690	$21,613
12/31/21	$22,941	$25,796	$23,246
1/31/22	$21,630	$24,462	$21,925
2/28/22	$21,338	$23,729	$21,634
3/31/22	$22,115	$24,610	$22,422
4/30/22	$21,016	$22,464	$21,309
5/31/22	$21,280	$22,505	$21,581
6/30/22	$19,853	$20,648	$20,141
7/31/22	$21,357	$22,552	$21,674
8/31/22	$20,526	$21,632	$20,836
9/30/22	$18,722	$19,640	$18,994
10/31/22	$20,514	$21,230	$20,815
11/30/22	$21,984	$22,416	$22,331
12/31/22	$21,077	$21,125	$21,404
1/31/23	$22,329	$22,452	$22,683
2/28/23	$21,732	$21,904	$22,089
3/31/23	$21,708	$22,708	$22,060
4/30/23	$21,762	$23,063	$22,119
5/31/23	$20,773	$23,163	$21,113
6/30/23	$22,402	$24,693	$22,771
7/31/23	$23,094	$25,487	$23,482
8/31/23	$22,517	$25,081	$22,901
9/30/23	$21,760	$23,885	$22,117
10/31/23	$21,013	$23,383	$21,373
11/30/23	$22,600	$25,518	$22,990
12/31/23	$23,884	$26,678	$24,291
1/31/24	$23,748	$27,126	$24,160
2/29/24	$24,754	$28,574	$25,199
3/31/24	$25,979	$29,494	$26,446
4/30/24	$24,529	$28,290	$24,962
5/31/24	$25,171	$29,694	$25,622
6/30/24	$24,871	$30,760	$25,329

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/2/15
ONEV	11.07%	10.18%	11.21%
S&P 500 Index	24.56%	15.05%	13.96%
Russell 1000 Low Volatility Focused Factor Index	11.23%	10.40%	11.45%

Performance Inception Date								Dec. 02, 2015
AssetsNet	$ 631,531,455	$ 631,531,455	$ 631,531,455	$ 631,531,455	$ 631,531,455	$ 631,531,455	$ 631,531,455	$ 631,531,455	$ 631,531,455
Holdings Count | Holding	434	434	434	434	434	434	434	434	434
Advisory Fees Paid, Amount		$ 1,184,449
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$631,531,455
# of Portfolio Holdings	434
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$1,184,449

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Health Care Providers & Services	7.0%
Insurance	6.9%
Machinery	5.1%
Food Products	3.9%
Capital Markets	3.8%
Professional Services	3.8%
Electric Utilities	3.6%
Consumer Staples Distribution & Retail	3.6%
Specialty Retail	3.3%
Multi-Utilities	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Cognizant Technology Solutions Corp., A	1.4%
Bristol-Myers Squibb Co.	1.1%
Humana, Inc.	1.1%
Arch Capital Group Ltd.	1.0%
Cardinal Health, Inc.	1.0%
Centene Corp.	0.8%
Electronic Arts, Inc.	0.7%
McKesson Corp.	0.7%
Best Buy Co., Inc.	0.7%
AutoZone, Inc.	0.7%

Material Fund Change [Text Block]
C000019040
Shareholder Report [Line Items]
Fund Name		SPDR S&P 400 Mid Cap Growth ETF
Trading Symbol		MDYG
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P 400 Mid Cap Growth ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 400 Mid Cap Growth ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (the “Fed”) and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	MDYG	S&P 500 Index	S&P MidCap 400 Growth Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,585	$9,838	$9,579
8/31/14	$10,051	$10,245	$10,048
9/30/14	$9,675	$10,065	$9,671
10/31/14	$9,971	$10,311	$9,968
11/30/14	$10,211	$10,581	$10,211
12/31/14	$10,236	$10,557	$10,235
1/31/15	$10,289	$10,267	$10,293
2/28/15	$10,750	$10,860	$10,753
3/31/15	$11,011	$10,725	$11,009
4/30/15	$10,717	$10,801	$10,726
5/31/15	$11,004	$10,942	$11,005
6/30/15	$10,910	$10,737	$10,904
7/31/15	$11,164	$10,944	$11,160
8/31/15	$10,428	$10,285	$10,429
9/30/15	$10,144	$10,003	$10,146
10/31/15	$10,665	$10,813	$10,671
11/30/15	$10,798	$10,849	$10,806
12/31/15	$10,433	$10,653	$10,442
1/31/16	$9,828	$10,080	$9,833
2/29/16	$9,888	$10,077	$9,891
3/31/16	$10,566	$10,780	$10,572
4/30/16	$10,637	$10,838	$10,644
5/31/16	$10,979	$11,027	$10,994
6/30/16	$11,027	$11,053	$11,032
7/31/16	$11,520	$11,474	$11,531
8/31/16	$11,590	$11,489	$11,603
9/30/16	$11,416	$11,498	$11,445
10/31/16	$11,051	$11,274	$11,065
11/30/16	$11,690	$11,718	$11,706
12/31/16	$11,967	$11,938	$11,986
1/31/17	$12,197	$12,178	$12,220
2/28/17	$12,583	$12,650	$12,609
3/31/17	$12,565	$12,657	$12,596
4/30/17	$12,769	$12,791	$12,803
5/31/17	$12,832	$12,955	$12,862
6/30/17	$12,970	$13,046	$13,010
7/31/17	$13,071	$13,304	$13,115
8/31/17	$12,936	$13,345	$12,980
9/30/17	$13,380	$13,630	$13,425
10/31/17	$13,836	$13,942	$13,888
11/30/17	$14,345	$14,374	$14,395
12/31/17	$14,319	$14,532	$14,375
1/31/18	$14,937	$15,317	$15,000
2/28/18	$14,362	$14,764	$14,423
3/31/18	$14,520	$14,426	$14,570
4/30/18	$14,339	$14,499	$14,408
5/31/18	$14,922	$14,869	$14,987
6/30/18	$14,985	$14,945	$15,052
7/31/18	$15,189	$15,461	$15,260
8/31/18	$15,772	$15,995	$15,841
9/30/18	$15,579	$16,067	$15,647
10/31/18	$13,983	$14,939	$14,055
11/30/18	$14,459	$15,237	$14,528
12/31/18	$12,826	$13,845	$12,889
1/31/19	$14,007	$15,032	$14,088
2/28/19	$14,645	$15,555	$14,726
3/31/19	$14,738	$15,829	$14,816
4/30/19	$15,217	$16,483	$15,307
5/31/19	$14,244	$15,441	$14,334
6/30/19	$15,258	$16,537	$15,344
7/31/19	$15,431	$16,789	$15,536
8/31/19	$14,956	$16,480	$15,058
9/30/19	$15,150	$16,767	$15,251
10/31/19	$15,291	$17,132	$15,393
11/30/19	$15,771	$17,785	$15,879
12/31/19	$16,165	$18,296	$16,277
1/31/20	$15,960	$18,315	$16,081
2/29/20	$14,623	$16,807	$14,721
3/31/20	$12,159	$14,731	$12,253
4/30/20	$13,861	$16,620	$13,974
5/31/20	$15,089	$17,411	$15,220
6/30/20	$15,299	$17,758	$15,429
7/31/20	$16,236	$18,759	$16,372
8/31/20	$16,756	$20,107	$16,910
9/30/20	$16,352	$19,343	$16,508
10/31/20	$16,552	$18,829	$16,700
11/30/20	$18,611	$20,890	$18,782
12/31/20	$19,798	$21,693	$19,982
1/31/21	$20,150	$21,474	$20,351
2/28/21	$20,975	$22,066	$21,185
3/31/21	$21,481	$23,033	$21,689
4/30/21	$22,367	$24,262	$22,590
5/31/21	$21,974	$24,431	$22,193
6/30/21	$22,203	$25,002	$22,431
7/31/21	$22,411	$25,596	$22,645
8/31/21	$22,739	$26,374	$22,972
9/30/21	$21,761	$25,147	$21,992
10/31/21	$23,408	$26,909	$23,657
11/30/21	$22,573	$26,723	$22,814
12/31/21	$23,500	$27,920	$23,753
1/31/22	$21,052	$26,475	$21,286
2/28/22	$21,256	$25,683	$21,492
3/31/22	$21,365	$26,636	$21,605
4/30/22	$19,738	$24,314	$19,958
5/31/22	$19,588	$24,358	$19,809
6/30/22	$17,634	$22,348	$17,832
7/31/22	$19,869	$24,408	$20,096
8/31/22	$19,191	$23,413	$19,418
9/30/22	$17,501	$21,256	$17,700
10/31/22	$19,155	$22,977	$19,370
11/30/22	$20,246	$24,261	$20,482
12/31/22	$19,020	$22,864	$19,249
1/31/23	$20,377	$24,300	$20,620
2/28/23	$20,201	$23,707	$20,450
3/31/23	$19,970	$24,578	$20,219
4/30/23	$19,870	$24,961	$20,116
5/31/23	$19,315	$25,070	$19,556
6/30/23	$20,994	$26,726	$21,259
7/31/23	$21,789	$27,585	$22,066
8/31/23	$21,329	$27,146	$21,607
9/30/23	$20,307	$25,852	$20,570
10/31/23	$19,321	$25,308	$19,570
11/30/23	$20,786	$27,619	$21,057
12/31/23	$22,324	$28,874	$22,616
1/31/24	$22,232	$29,359	$22,534
2/29/24	$24,363	$30,927	$24,721
3/31/24	$25,773	$31,922	$26,144
4/30/24	$24,235	$30,619	$24,576
5/31/24	$25,253	$32,138	$25,589
6/30/24	$24,912	$33,292	$25,263

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
MDYG	18.65%	10.31%	9.55%
S&P 500 Index	24.56%	15.05%	12.86%
S&P MidCap 400 Growth Index	18.82%	10.49%	9.71%

AssetsNet	$ 2,451,856,985	$ 2,451,856,985	$ 2,451,856,985	$ 2,451,856,985	$ 2,451,856,985	$ 2,451,856,985	$ 2,451,856,985	$ 2,451,856,985	$ 2,451,856,985
Holdings Count | Holding	253	253	253	253	253	253	253	253	253
Advisory Fees Paid, Amount		$ 3,446,071
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,451,856,985
# of Portfolio Holdings	253
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$3,446,071

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Building Products	6.7%
Machinery	6.2%
Oil, Gas & Consumable Fuels	6.0%
Hotels, Restaurants & Leisure	5.4%
Specialty Retail	4.8%
Biotechnology	4.5%
Software	4.4%
Semiconductors & Semiconductor Equipment	3.9%
Commercial Services & Supplies	3.4%
Insurance	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Pure Storage, Inc., A	1.4%
Carlisle Cos., Inc.	1.4%
Williams-Sonoma, Inc.	1.3%
Lennox International, Inc.	1.2%
EMCOR Group, Inc.	1.2%
Reliance, Inc.	1.2%
Manhattan Associates, Inc.	1.1%
Owens Corning	1.1%
Watsco, Inc.	1.1%
Casey's General Stores, Inc.	1.0%

Material Fund Change [Text Block]
C000019041
Shareholder Report [Line Items]
Fund Name		SPDR S&P 400 Mid Cap Value ETF
Trading Symbol		MDYV
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P 400 Mid Cap Value ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 400 Mid Cap Value ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (the “Fed”) and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	MDYV	S&P 500 Index	S&P MidCap 400 Value Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,555	$9,838	$9,566
8/31/14	$10,058	$10,245	$10,070
9/30/14	$9,521	$10,065	$9,531
10/31/14	$9,904	$10,311	$9,918
11/30/14	$10,026	$10,581	$10,043
12/31/14	$10,172	$10,557	$10,187
1/31/15	$9,852	$10,267	$9,881
2/28/15	$10,432	$10,860	$10,462
3/31/15	$10,451	$10,725	$10,475
4/30/15	$10,413	$10,801	$10,440
5/31/15	$10,511	$10,942	$10,536
6/30/15	$10,327	$10,737	$10,353
7/31/15	$10,089	$10,944	$10,124
8/31/15	$9,642	$10,285	$9,669
9/30/15	$9,289	$10,003	$9,304
10/31/15	$9,854	$10,813	$9,877
11/30/15	$9,995	$10,849	$10,021
12/31/15	$9,480	$10,653	$9,510
1/31/16	$8,950	$10,080	$8,982
2/29/16	$9,141	$10,077	$9,184
3/31/16	$10,078	$10,780	$10,114
4/30/16	$10,251	$10,838	$10,288
5/31/16	$10,402	$11,027	$10,434
6/30/16	$10,449	$11,053	$10,484
7/31/16	$10,875	$11,474	$10,913
8/31/16	$10,916	$11,489	$10,956
9/30/16	$10,915	$11,498	$10,958
10/31/16	$10,691	$11,274	$10,729
11/30/16	$11,740	$11,718	$11,799
12/31/16	$11,972	$11,938	$12,031
1/31/17	$12,141	$12,178	$12,197
2/28/17	$12,387	$12,650	$12,440
3/31/17	$12,276	$12,657	$12,351
4/30/17	$12,270	$12,791	$12,348
5/31/17	$12,083	$12,955	$12,160
6/30/17	$12,347	$13,046	$12,420
7/31/17	$12,470	$13,304	$12,539
8/31/17	$12,209	$13,345	$12,280
9/30/17	$12,749	$13,630	$12,825
10/31/17	$12,876	$13,942	$12,953
11/30/17	$13,354	$14,374	$13,434
12/31/17	$13,428	$14,532	$13,513
1/31/18	$13,598	$15,317	$13,692
2/28/18	$12,912	$14,764	$12,999
3/31/18	$13,020	$14,426	$13,108
4/30/18	$13,096	$14,499	$13,193
5/31/18	$13,656	$14,869	$13,751
6/30/18	$13,712	$14,945	$13,809
7/31/18	$14,004	$15,461	$14,108
8/31/18	$14,357	$15,995	$14,468
9/30/18	$14,228	$16,067	$14,330
10/31/18	$12,955	$14,939	$13,058
11/30/18	$13,332	$15,237	$13,435
12/31/18	$11,822	$13,845	$11,909
1/31/19	$13,198	$15,032	$13,303
2/28/19	$13,717	$15,555	$13,826
3/31/19	$13,471	$15,829	$13,579
4/30/19	$14,107	$16,483	$14,226
5/31/19	$12,745	$15,441	$12,852
6/30/19	$13,804	$16,537	$13,918
7/31/19	$13,937	$16,789	$14,074
8/31/19	$13,194	$16,480	$13,317
9/30/19	$13,857	$16,767	$13,980
10/31/19	$14,039	$17,132	$14,166
11/30/19	$14,424	$17,785	$14,561
12/31/19	$14,872	$18,296	$15,015
1/31/20	$14,253	$18,315	$14,395
2/29/20	$12,753	$16,807	$12,862
3/31/20	$9,650	$14,731	$9,746
4/30/20	$11,031	$16,620	$11,144
5/31/20	$11,615	$17,411	$11,733
6/30/20	$11,746	$17,758	$11,865
7/31/20	$12,070	$18,759	$12,189
8/31/20	$12,527	$20,107	$12,654
9/30/20	$11,984	$19,343	$12,103
10/31/20	$12,403	$18,829	$12,526
11/30/20	$14,459	$20,890	$14,603
12/31/20	$15,412	$21,693	$15,576
1/31/21	$15,579	$21,474	$15,755
2/28/21	$17,071	$22,066	$17,258
3/31/21	$18,243	$23,033	$18,446
4/30/21	$19,109	$24,262	$19,333
5/31/21	$19,484	$24,431	$19,707
6/30/21	$18,928	$25,002	$19,154
7/31/21	$18,887	$25,596	$19,119
8/31/21	$19,343	$26,374	$19,578
9/30/21	$18,619	$25,147	$18,849
10/31/21	$19,446	$26,909	$19,684
11/30/21	$18,979	$26,723	$19,215
12/31/21	$20,096	$27,920	$20,351
1/31/22	$19,292	$26,475	$19,544
2/28/22	$19,533	$25,683	$19,790
3/31/22	$19,960	$26,636	$20,228
4/30/22	$18,640	$24,314	$18,888
5/31/22	$19,038	$24,358	$19,293
6/30/22	$17,273	$22,348	$17,500
7/31/22	$18,854	$24,408	$19,109
8/31/22	$18,309	$23,413	$18,564
9/30/22	$16,574	$21,256	$16,798
10/31/22	$18,484	$22,977	$18,735
11/30/22	$19,665	$24,261	$19,946
12/31/22	$18,666	$22,864	$18,940
1/31/23	$20,801	$24,300	$21,098
2/28/23	$20,210	$23,707	$20,508
3/31/23	$19,138	$24,578	$19,416
4/30/23	$18,933	$24,961	$19,208
5/31/23	$18,245	$25,070	$18,512
6/30/23	$20,004	$26,726	$20,295
7/31/23	$20,897	$27,585	$21,203
8/31/23	$20,104	$27,146	$20,408
9/30/23	$18,953	$25,852	$19,234
10/31/23	$17,843	$25,308	$18,104
11/30/23	$19,546	$27,619	$19,834
12/31/23	$21,530	$28,874	$21,855
1/31/24	$20,855	$29,359	$21,179
2/29/24	$21,238	$30,927	$21,589
3/31/24	$22,392	$31,922	$22,754
4/30/24	$21,046	$30,619	$21,378
5/31/24	$22,036	$32,138	$22,378
6/30/24	$21,608	$33,292	$21,953

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
MDYV	8.02%	9.38%	8.02%
S&P 500 Index	24.56%	15.05%	12.86%
S&P MidCap 400 Value Index	8.17%	9.54%	8.18%

AssetsNet	$ 2,418,933,978	$ 2,418,933,978	$ 2,418,933,978	$ 2,418,933,978	$ 2,418,933,978	$ 2,418,933,978	$ 2,418,933,978	$ 2,418,933,978	$ 2,418,933,978
Holdings Count | Holding	294	294	294	294	294	294	294	294	294
Advisory Fees Paid, Amount		$ 3,592,109
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,418,933,978
# of Portfolio Holdings	294
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$3,592,109

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	9.3%
Insurance	6.7%
Electronic Equipment, Instruments & Components	3.9%
Oil, Gas & Consumable Fuels	3.7%
Capital Markets	3.5%
Consumer Staples Distribution & Retail	3.1%
Specialty Retail	3.1%
Professional Services	3.0%
Metals & Mining	2.7%
Machinery	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Illumina, Inc.	1.3%
Reinsurance Group of America, Inc.	1.1%
Tenet Healthcare Corp.	1.0%
Fidelity National Financial, Inc.	1.0%
WP Carey, Inc.	1.0%
U.S. Foods Holding Corp.	0.9%
BJ's Wholesale Club Holdings, Inc.	0.9%
Ally Financial, Inc.	0.9%
Performance Food Group Co.	0.8%
Jones Lang LaSalle, Inc.	0.8%

Material Fund Change [Text Block]
C000019043
Shareholder Report [Line Items]
Fund Name		SPDR S&P 600 Small Cap Growth ETF
Trading Symbol		SLYG
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P 600 Small Cap Growth ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 600 Small Cap Growth ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, Artificial Intelligence and other Technology-centered tailwinds and a resilient economy despite sticky core inflation. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SLYG	S&P 500 Index	S&P SmallCap 600 Growth Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,405	$9,838	$9,401
8/31/14	$9,780	$10,245	$9,785
9/30/14	$9,337	$10,065	$9,335
10/31/14	$9,985	$10,311	$9,987
11/30/14	$9,895	$10,581	$9,894
12/31/14	$10,184	$10,557	$10,193
1/31/15	$9,998	$10,267	$10,011
2/28/15	$10,614	$10,860	$10,627
3/31/15	$10,849	$10,725	$10,866
4/30/15	$10,541	$10,801	$10,555
5/31/15	$10,763	$10,942	$10,788
6/30/15	$10,945	$10,737	$10,959
7/31/15	$11,053	$10,944	$11,073
8/31/15	$10,411	$10,285	$10,426
9/30/15	$10,085	$10,003	$10,094
10/31/15	$10,656	$10,813	$10,671
11/30/15	$10,942	$10,849	$10,960
12/31/15	$10,454	$10,653	$10,476
1/31/16	$9,785	$10,080	$9,802
2/29/16	$9,790	$10,077	$9,821
3/31/16	$10,493	$10,780	$10,516
4/30/16	$10,520	$10,838	$10,547
5/31/16	$10,820	$11,027	$10,746
6/30/16	$10,873	$11,053	$10,792
7/31/16	$11,407	$11,474	$11,334
8/31/16	$11,592	$11,489	$11,512
9/30/16	$11,631	$11,498	$11,565
10/31/16	$11,037	$11,274	$10,962
11/30/16	$12,348	$11,718	$12,252
12/31/16	$12,769	$11,938	$12,682
1/31/17	$12,789	$12,178	$12,713
2/28/17	$13,010	$12,650	$12,933
3/31/17	$13,062	$12,657	$12,990
4/30/17	$13,212	$12,791	$13,146
5/31/17	$12,948	$12,955	$12,881
6/30/17	$13,328	$13,046	$13,261
7/31/17	$13,506	$13,304	$13,427
8/31/17	$13,173	$13,345	$13,106
9/30/17	$14,084	$13,630	$14,011
10/31/17	$14,260	$13,942	$14,187
11/30/17	$14,738	$14,374	$14,655
12/31/17	$14,621	$14,532	$14,557
1/31/18	$15,138	$15,317	$15,078
2/28/18	$14,597	$14,764	$14,537
3/31/18	$14,973	$14,426	$14,909
4/30/18	$15,035	$14,499	$14,966
5/31/18	$16,093	$14,869	$16,025
6/30/18	$16,313	$14,945	$16,246
7/31/18	$16,919	$15,461	$16,856
8/31/18	$18,039	$15,995	$17,976
9/30/18	$17,445	$16,067	$17,381
10/31/18	$15,508	$14,939	$15,456
11/30/18	$15,910	$15,237	$15,842
12/31/18	$14,002	$13,845	$13,967
1/31/19	$15,286	$15,032	$15,236
2/28/19	$15,968	$15,555	$15,921
3/31/19	$15,523	$15,829	$15,481
4/30/19	$16,051	$16,483	$16,013
5/31/19	$14,849	$15,441	$14,814
6/30/19	$15,895	$16,537	$15,867
7/31/19	$16,073	$16,789	$16,045
8/31/19	$15,445	$16,480	$15,421
9/30/19	$15,596	$16,767	$15,573
10/31/19	$15,914	$17,132	$15,883
11/30/19	$16,454	$17,785	$16,428
12/31/19	$16,934	$18,296	$16,918
1/31/20	$16,668	$18,315	$16,646
2/29/20	$15,178	$16,807	$15,142
3/31/20	$12,144	$14,731	$12,162
4/30/20	$13,616	$16,620	$13,610
5/31/20	$14,424	$17,411	$14,418
6/30/20	$14,971	$17,758	$14,966
7/31/20	$15,809	$18,759	$15,792
8/31/20	$16,263	$20,107	$16,266
9/30/20	$15,594	$19,343	$15,585
10/31/20	$15,856	$18,829	$15,843
11/30/20	$18,589	$20,890	$18,573
12/31/20	$20,239	$21,693	$20,234
1/31/21	$21,501	$21,474	$21,506
2/28/21	$22,438	$22,066	$22,472
3/31/21	$22,737	$23,033	$22,716
4/30/21	$23,162	$24,262	$23,185
5/31/21	$23,197	$24,431	$23,209
6/30/21	$23,556	$25,002	$23,571
7/31/21	$23,519	$25,596	$23,547
8/31/21	$24,019	$26,374	$24,048
9/30/21	$23,197	$25,147	$23,219
10/31/21	$24,147	$26,909	$24,173
11/30/21	$23,642	$26,723	$23,681
12/31/21	$24,772	$27,920	$24,812
1/31/22	$22,258	$26,475	$22,301
2/28/22	$22,347	$25,683	$22,390
3/31/22	$22,403	$26,636	$22,451
4/30/22	$20,284	$24,314	$20,318
5/31/22	$20,554	$24,358	$20,600
6/30/22	$18,907	$22,348	$18,945
7/31/22	$21,091	$24,408	$21,147
8/31/22	$20,122	$23,413	$20,172
9/30/22	$18,271	$21,256	$18,305
10/31/22	$20,105	$22,977	$20,143
11/30/22	$20,981	$24,261	$21,033
12/31/22	$19,521	$22,864	$19,582
1/31/23	$20,929	$24,300	$20,997
2/28/23	$20,756	$23,707	$20,828
3/31/23	$19,931	$24,578	$20,001
4/30/23	$19,312	$24,961	$19,374
5/31/23	$19,353	$25,070	$19,413
6/30/23	$20,890	$26,726	$20,957
7/31/23	$21,944	$27,585	$22,009
8/31/23	$21,191	$27,146	$21,268
9/30/23	$20,006	$25,852	$20,065
10/31/23	$18,967	$25,308	$19,029
11/30/23	$20,399	$27,619	$20,456
12/31/23	$22,850	$28,874	$22,931
1/31/24	$22,251	$29,359	$22,347
2/29/24	$23,207	$30,927	$23,303
3/31/24	$23,917	$31,922	$24,025
4/30/24	$22,789	$30,619	$22,885
5/31/24	$24,033	$32,138	$24,136
6/30/24	$23,574	$33,292	$23,688

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SLYG	12.88%	8.20%	8.96%
S&P 500 Index	24.56%	15.05%	12.86%
S&P SmallCap 600 Growth Index	13.03%	8.34%	9.11%

AssetsNet	$ 3,226,943,974	$ 3,226,943,974	$ 3,226,943,974	$ 3,226,943,974	$ 3,226,943,974	$ 3,226,943,974	$ 3,226,943,974	$ 3,226,943,974	$ 3,226,943,974
Holdings Count | Holding	351	351	351	351	351	351	351	351	351
Advisory Fees Paid, Amount		$ 4,337,627
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,226,943,974
# of Portfolio Holdings	351
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$4,337,627

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Machinery	6.4%
Software	6.2%
Specialty Retail	5.2%
Electronic Equipment, Instruments & Components	5.2%
Banks	4.2%
Oil, Gas & Consumable Fuels	4.1%
Household Durables	4.1%
Metals & Mining	4.1%
Semiconductors & Semiconductor Equipment	3.8%
Health Care Equipment & Supplies	3.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Abercrombie & Fitch Co., A	1.5%
Fabrinet	1.5%
Ensign Group, Inc.	1.2%
SPS Commerce, Inc.	1.2%
ATI, Inc.	1.1%
SPX Technologies, Inc.	1.1%
Mueller Industries, Inc.	1.1%
Glaukos Corp.	1.0%
Meritage Homes Corp.	1.0%
Badger Meter, Inc.	0.9%

Material Fund Change [Text Block]
C000019027
Shareholder Report [Line Items]
Fund Name		SPDR S&P 600 Small Cap Value ETF
Trading Symbol		SLYV
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P 600 Small Cap Value ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 600 Small Cap Value ETF	$15	0.15%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, robust employment and consumer spending data and a resilient economy despite sticky core inflation. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SLYV	S&P 500 Index	S&P SmallCap 600 Value Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,497	$9,838	$9,495
8/31/14	$9,918	$10,245	$9,921
9/30/14	$9,328	$10,065	$9,322
10/31/14	$9,995	$10,311	$9,991
11/30/14	$10,025	$10,581	$10,022
12/31/14	$10,283	$10,557	$10,295
1/31/15	$9,734	$10,267	$9,756
2/28/15	$10,310	$10,860	$10,331
3/31/15	$10,412	$10,725	$10,427
4/30/15	$10,227	$10,801	$10,243
5/31/15	$10,304	$10,942	$10,329
6/30/15	$10,356	$10,737	$10,375
7/31/15	$10,064	$10,944	$10,087
8/31/15	$9,613	$10,285	$9,633
9/30/15	$9,252	$10,003	$9,265
10/31/15	$9,843	$10,813	$9,863
11/30/15	$10,101	$10,849	$10,124
12/31/15	$9,576	$10,653	$9,608
1/31/16	$9,027	$10,080	$9,043
2/29/16	$9,212	$10,077	$9,237
3/31/16	$10,079	$10,780	$10,106
4/30/16	$10,289	$10,838	$10,316
5/31/16	$10,330	$11,027	$10,368
6/30/16	$10,422	$11,053	$10,449
7/31/16	$10,957	$11,474	$10,989
8/31/16	$11,076	$11,489	$11,113
9/30/16	$11,162	$11,498	$11,205
10/31/16	$10,749	$11,274	$10,789
11/30/16	$12,177	$11,718	$12,227
12/31/16	$12,578	$11,938	$12,618
1/31/17	$12,422	$12,178	$12,479
2/28/17	$12,605	$12,650	$12,659
3/31/17	$12,521	$12,657	$12,564
4/30/17	$12,582	$12,791	$12,637
5/31/17	$12,306	$12,955	$12,351
6/30/17	$12,673	$13,046	$12,725
7/31/17	$12,770	$13,304	$12,812
8/31/17	$12,414	$13,345	$12,461
9/30/17	$13,489	$13,630	$13,524
10/31/17	$13,566	$13,942	$13,609
11/30/17	$14,079	$14,374	$14,118
12/31/17	$14,011	$14,532	$14,069
1/31/18	$14,210	$15,317	$14,273
2/28/18	$13,619	$14,764	$13,679
3/31/18	$13,808	$14,426	$13,883
4/30/18	$14,050	$14,499	$14,112
5/31/18	$14,878	$14,869	$14,940
6/30/18	$14,999	$14,945	$15,073
7/31/18	$15,389	$15,461	$15,466
8/31/18	$15,871	$15,995	$15,952
9/30/18	$15,391	$16,067	$15,466
10/31/18	$13,858	$14,939	$13,933
11/30/18	$13,951	$15,237	$14,017
12/31/18	$12,223	$13,845	$12,289
1/31/19	$13,716	$15,032	$13,801
2/28/19	$14,293	$15,555	$14,382
3/31/19	$13,737	$15,829	$13,820
4/30/19	$14,330	$16,483	$14,416
5/31/19	$12,896	$15,441	$12,982
6/30/19	$13,889	$16,537	$13,993
7/31/19	$14,055	$16,789	$14,155
8/31/19	$13,328	$16,480	$13,428
9/30/19	$14,096	$16,767	$14,196
10/31/19	$14,373	$17,132	$14,466
11/30/19	$14,755	$17,785	$14,859
12/31/19	$15,187	$18,296	$15,305
1/31/20	$14,221	$18,315	$14,322
2/29/20	$12,780	$16,807	$12,856
3/31/20	$9,505	$14,731	$9,585
4/30/20	$10,809	$16,620	$10,893
5/31/20	$11,079	$17,411	$11,153
6/30/20	$11,488	$17,758	$11,561
7/31/20	$11,785	$18,759	$11,846
8/31/20	$12,387	$20,107	$12,460
9/30/20	$11,739	$19,343	$11,803
10/31/20	$12,174	$18,829	$12,231
11/30/20	$14,499	$20,890	$14,578
12/31/20	$15,597	$21,693	$15,693
1/31/21	$16,559	$21,474	$16,679
2/28/21	$18,360	$22,066	$18,483
3/31/21	$19,386	$23,033	$19,487
4/30/21	$19,729	$24,262	$19,881
5/31/21	$20,487	$24,431	$20,640
6/30/21	$20,333	$25,002	$20,498
7/31/21	$19,449	$25,596	$19,606
8/31/21	$19,819	$26,374	$19,982
9/30/21	$19,515	$25,147	$19,674
10/31/21	$20,063	$26,909	$20,231
11/30/21	$19,558	$26,723	$19,723
12/31/21	$20,364	$27,920	$20,554
1/31/22	$19,481	$26,475	$19,666
2/28/22	$19,930	$25,683	$20,126
3/31/22	$20,013	$26,636	$20,218
4/30/22	$18,779	$24,314	$18,951
5/31/22	$19,196	$24,358	$19,385
6/30/22	$17,474	$22,348	$17,643
7/31/22	$18,964	$24,408	$19,163
8/31/22	$18,181	$23,413	$18,361
9/30/22	$16,291	$21,256	$16,446
10/31/22	$18,639	$22,977	$18,816
11/30/22	$19,354	$24,261	$19,560
12/31/22	$18,096	$22,864	$18,284
1/31/23	$20,257	$24,300	$20,470
2/28/23	$19,918	$23,707	$20,130
3/31/23	$18,619	$24,578	$18,842
4/30/23	$18,185	$24,961	$18,387
5/31/23	$17,512	$25,070	$17,700
6/30/23	$18,995	$26,726	$19,209
7/31/23	$20,143	$27,585	$20,363
8/31/23	$19,148	$27,146	$19,361
9/30/23	$17,937	$25,852	$18,133
10/31/23	$16,809	$25,308	$16,994
11/30/23	$18,317	$27,619	$18,524
12/31/23	$20,765	$28,874	$21,006
1/31/24	$19,640	$29,359	$19,880
2/29/24	$20,094	$30,927	$20,346
3/31/24	$20,772	$31,922	$21,035
4/30/24	$19,433	$30,619	$19,667
5/31/24	$20,330	$32,138	$20,573
6/30/24	$19,767	$33,292	$20,014

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SLYV	4.06%	7.31%	7.05%
S&P 500 Index	24.56%	15.05%	12.86%
S&P SmallCap 600 Value Index	4.20%	7.42%	7.18%

AssetsNet	$ 3,646,673,500	$ 3,646,673,500	$ 3,646,673,500	$ 3,646,673,500	$ 3,646,673,500	$ 3,646,673,500	$ 3,646,673,500	$ 3,646,673,500	$ 3,646,673,500
Holdings Count | Holding	464	464	464	464	464	464	464	464	464
Advisory Fees Paid, Amount		$ 5,688,497
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,646,673,500
# of Portfolio Holdings	464
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$5,688,497

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	14.1%
Specialty Retail	4.1%
Electronic Equipment, Instruments & Components	3.3%
Commercial Services & Supplies	3.2%
Insurance	3.1%
Financial Services	3.0%
Machinery	3.0%
Capital Markets	2.6%
Chemicals	2.5%
Health Care Providers & Services	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Comerica, Inc.	1.1%
Robert Half, Inc.	1.1%
Organon & Co.	0.9%
Lincoln National Corp.	0.9%
Mr Cooper Group, Inc.	0.9%
Alaska Air Group, Inc.	0.9%
Jackson Financial, Inc., A	0.9%
Dycom Industries, Inc.	0.8%
VF Corp.	0.8%
Academy Sports & Outdoors, Inc.	0.7%

Material Fund Change [Text Block]
C000104492
Shareholder Report [Line Items]
Fund Name		SPDR S&P 1500 Value Tilt ETF
Trading Symbol		VLU
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P 1500 Value Tilt ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 1500 Value Tilt ETF	$13	0.12%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies. And markets continued to be dominated by the so-called "Magnificent Seven", consisting of Alphabet Inc, Amazon.com Inc, Apple Inc, Meta Platforms Inc, Microsoft Corp, NVIDIA Corp and Tesla Inc. Compared to the performance of the S&P 500, which returned 24.56% for the reporting period, the Fund significantly underperformed. The Fund's tilt towards value stocks substantially underperformed growth stocks whose returns were characterized by the high returns of the Magnificent Seven and AI-related tech and semiconductor stocks. As a result, the Fund's value tilt strategy was unable to generate competitive returns for the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	VLU	S&P 500 Index	S&P 1500 Low Valuation Tilt Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,828	$9,838	$9,831
8/31/14	$10,214	$10,245	$10,222
9/30/14	$9,991	$10,065	$9,992
10/31/14	$10,207	$10,311	$10,219
11/30/14	$10,431	$10,581	$10,443
12/31/14	$10,464	$10,557	$10,489
1/31/15	$10,099	$10,267	$10,103
2/28/15	$10,648	$10,860	$10,662
3/31/15	$10,504	$10,725	$10,528
4/30/15	$10,625	$10,801	$10,633
5/31/15	$10,678	$10,942	$10,706
6/30/15	$10,476	$10,737	$10,502
7/31/15	$10,533	$10,944	$10,551
8/31/15	$9,907	$10,285	$9,928
9/30/15	$9,631	$10,003	$9,648
10/31/15	$10,359	$10,813	$10,380
11/30/15	$10,425	$10,849	$10,439
12/31/15	$10,162	$10,653	$10,187
1/31/16	$9,622	$10,080	$9,651
2/29/16	$9,630	$10,077	$9,656
3/31/16	$10,339	$10,780	$10,370
4/30/16	$10,478	$10,838	$10,516
5/31/16	$10,604	$11,027	$10,638
6/30/16	$10,567	$11,053	$10,596
7/31/16	$10,950	$11,474	$10,983
8/31/16	$11,064	$11,489	$11,093
9/30/16	$11,059	$11,498	$11,097
10/31/16	$10,905	$11,274	$10,941
11/30/16	$11,707	$11,718	$11,738
12/31/16	$11,972	$11,938	$12,016
1/31/17	$12,077	$12,178	$12,127
2/28/17	$12,499	$12,650	$12,539
3/31/17	$12,417	$12,657	$12,466
4/30/17	$12,431	$12,791	$12,479
5/31/17	$12,440	$12,955	$12,501
6/30/17	$12,631	$13,046	$12,679
7/31/17	$12,868	$13,304	$12,915
8/31/17	$12,766	$13,345	$12,801
9/30/17	$13,171	$13,630	$13,222
10/31/17	$13,410	$13,942	$13,457
11/30/17	$13,884	$14,374	$13,953
12/31/17	$14,082	$14,532	$14,162
1/31/18	$14,766	$15,317	$14,843
2/28/18	$14,079	$14,764	$14,157
3/31/18	$13,783	$14,426	$13,864
4/30/18	$13,902	$14,499	$13,996
5/31/18	$14,130	$14,869	$14,200
6/30/18	$14,197	$14,945	$14,268
7/31/18	$14,708	$15,461	$14,786
8/31/18	$15,088	$15,995	$15,171
9/30/18	$15,101	$16,067	$15,187
10/31/18	$14,209	$14,939	$14,289
11/30/18	$14,547	$15,237	$14,565
12/31/18	$13,012	$13,845	$13,082
1/31/19	$14,128	$15,032	$14,164
2/28/19	$14,417	$15,555	$14,519
3/31/19	$14,458	$15,829	$14,560
4/30/19	$14,998	$16,483	$15,079
5/31/19	$13,859	$15,441	$13,916
6/30/19	$14,886	$16,537	$14,987
7/31/19	$15,066	$16,789	$15,180
8/31/19	$14,566	$16,480	$14,683
9/30/19	$15,140	$16,767	$15,229
10/31/19	$15,472	$17,132	$15,528
11/30/19	$16,000	$17,785	$16,088
12/31/19	$16,443	$18,296	$16,541
1/31/20	$15,993	$18,315	$16,105
2/29/20	$14,439	$16,807	$14,542
3/31/20	$12,023	$14,731	$12,113
4/30/20	$13,691	$16,620	$13,784
5/31/20	$14,240	$17,411	$14,328
6/30/20	$14,364	$17,758	$14,491
7/31/20	$14,858	$18,759	$14,972
8/31/20	$15,642	$20,107	$15,791
9/30/20	$15,025	$19,343	$15,185
10/31/20	$14,872	$18,829	$15,022
11/30/20	$17,221	$20,890	$17,401
12/31/20	$18,000	$21,693	$18,204
1/31/21	$18,154	$21,474	$18,333
2/28/21	$19,626	$22,066	$19,802
3/31/21	$20,700	$23,033	$20,925
4/30/21	$21,563	$24,262	$21,789
5/31/21	$22,082	$24,431	$22,327
6/30/21	$21,959	$25,002	$22,210
7/31/21	$22,003	$25,596	$22,262
8/31/21	$22,538	$26,374	$22,812
9/30/21	$21,761	$25,147	$22,033
10/31/21	$22,868	$26,909	$23,156
11/30/21	$22,302	$26,723	$22,564
12/31/21	$23,589	$27,920	$23,879
1/31/22	$23,165	$26,475	$23,457
2/28/22	$22,872	$25,683	$23,172
3/31/22	$23,544	$26,636	$23,858
4/30/22	$22,141	$24,314	$22,434
5/31/22	$22,592	$24,358	$22,911
6/30/22	$20,507	$22,348	$20,780
7/31/22	$21,965	$24,408	$22,263
8/31/22	$21,342	$23,413	$21,630
9/30/22	$19,391	$21,256	$19,658
10/31/22	$21,525	$22,977	$21,826
11/30/22	$22,806	$24,261	$23,122
12/31/22	$21,659	$22,864	$21,956
1/31/23	$22,968	$24,300	$23,285
2/28/23	$22,220	$23,707	$22,567
3/31/23	$22,118	$24,578	$22,444
4/30/23	$22,387	$24,961	$22,704
5/31/23	$21,719	$25,070	$22,024
6/30/23	$23,250	$26,726	$23,554
7/31/23	$24,227	$27,585	$24,570
8/31/23	$23,601	$27,146	$23,939
9/30/23	$22,772	$25,852	$23,096
10/31/23	$22,134	$25,308	$22,448
11/30/23	$23,902	$27,619	$24,233
12/31/23	$25,353	$28,874	$25,679
1/31/24	$25,511	$29,359	$25,877
2/29/24	$26,489	$30,927	$26,906
3/31/24	$27,842	$31,922	$28,274
4/30/24	$26,558	$30,619	$26,956
5/31/24	$27,499	$32,138	$27,892
6/30/24	$27,528	$33,292	$27,954

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
VLU	18.54%	13.08%	10.66%
S&P 500 Index	24.56%	15.05%	12.86%
S&P 1500 Low Valuation Tilt Index	18.69%	13.28%	10.83%

AssetsNet	$ 352,913,967	$ 352,913,967	$ 352,913,967	$ 352,913,967	$ 352,913,967	$ 352,913,967	$ 352,913,967	$ 352,913,967	$ 352,913,967
Holdings Count | Holding	1,472	1,472	1,472	1,472	1,472	1,472	1,472	1,472	1,472
Advisory Fees Paid, Amount		$ 349,303
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$352,913,967
# of Portfolio Holdings	1,472
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$349,303

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	9.9%
Oil, Gas & Consumable Fuels	8.6%
Health Care Providers & Services	4.9%
Insurance	4.0%
Interactive Media & Services	3.9%
Financial Services	3.7%
Semiconductors & Semiconductor Equipment	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Software	3.1%
Consumer Staples Distribution & Retail	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Apple, Inc.	2.3%
Berkshire Hathaway, Inc., B	2.3%
Alphabet, Inc.	2.2%
Exxon Mobil Corp.	2.1%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc.	1.7%
Microsoft Corp.	1.7%
Verizon Communications, Inc.	1.6%
Walmart, Inc.	1.6%
Bank of America Corp.	1.5%

Material Fund Change [Text Block]
C000104493
Shareholder Report [Line Items]
Fund Name		SPDR S&P 1500 Momentum Tilt ETF
Trading Symbol		MMTM
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P 1500 Momentum Tilt ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 1500 Momentum Tilt ETF	$14	0.12%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies. And markets continued to be dominated by the so-called "Magnificent Seven", consisting of Alphabet Inc, Amazon.com Inc, Apple Inc, Meta Platforms Inc, Microsoft Corp, NVIDIA Corp and Tesla Inc. Compared to the performance of the S&P 500, which returned 24.56% for the reporting period, the Fund significantly outperformed. The Fund's tilt towards high momentum securities captured the returns of the many high-performing AI-related tech and semiconductor stocks. As a result, the Fund's momentum tilt strategy successfully produced strong relative returns for the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	MMTM	S&P 500 Index	S&P 1500 Positive Momentum Tilt Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,815	$9,838	$9,816
8/31/14	$10,224	$10,245	$10,231
9/30/14	$10,035	$10,065	$10,040
10/31/14	$10,284	$10,311	$10,295
11/30/14	$10,594	$10,581	$10,602
12/31/14	$10,547	$10,557	$10,566
1/31/15	$10,259	$10,267	$10,282
2/28/15	$10,809	$10,860	$10,832
3/31/15	$10,699	$10,725	$10,717
4/30/15	$10,624	$10,801	$10,642
5/31/15	$10,895	$10,942	$10,917
6/30/15	$10,747	$10,737	$10,772
7/31/15	$11,069	$10,944	$11,095
8/31/15	$10,377	$10,285	$10,406
9/30/15	$10,129	$10,003	$10,161
10/31/15	$10,909	$10,813	$10,940
11/30/15	$10,986	$10,849	$11,016
12/31/15	$10,972	$10,653	$10,901
1/31/16	$10,355	$10,080	$10,403
2/29/16	$10,452	$10,077	$10,296
3/31/16	$10,907	$10,780	$10,949
4/30/16	$10,895	$10,838	$10,926
5/31/16	$11,134	$11,027	$11,158
6/30/16	$11,288	$11,053	$11,315
7/31/16	$11,625	$11,474	$11,647
8/31/16	$11,539	$11,489	$11,559
9/30/16	$11,539	$11,498	$11,567
10/31/16	$11,250	$11,274	$11,285
11/30/16	$11,579	$11,718	$11,614
12/31/16	$11,747	$11,938	$11,828
1/31/17	$12,050	$12,178	$12,093
2/28/17	$12,467	$12,650	$12,511
3/31/17	$12,452	$12,657	$12,499
4/30/17	$12,581	$12,791	$12,629
5/31/17	$12,811	$12,955	$12,864
6/30/17	$12,878	$13,046	$12,932
7/31/17	$13,190	$13,304	$13,246
8/31/17	$13,283	$13,345	$13,348
9/30/17	$13,594	$13,630	$13,652
10/31/17	$14,074	$13,942	$14,147
11/30/17	$14,487	$14,374	$14,565
12/31/17	$14,605	$14,532	$14,663
1/31/18	$15,577	$15,317	$15,657
2/28/18	$15,188	$14,764	$15,272
3/31/18	$14,771	$14,426	$14,863
4/30/18	$14,801	$14,499	$14,907
5/31/18	$15,321	$14,869	$15,424
6/30/18	$15,317	$14,945	$15,404
7/31/18	$15,804	$15,461	$15,902
8/31/18	$16,557	$15,995	$16,643
9/30/18	$16,586	$16,067	$16,703
10/31/18	$15,401	$14,939	$15,278
11/30/18	$15,414	$15,237	$15,516
12/31/18	$14,000	$13,845	$14,120
1/31/19	$15,170	$15,032	$15,241
2/28/19	$15,706	$15,555	$15,796
3/31/19	$16,075	$15,829	$16,157
4/30/19	$16,608	$16,483	$16,676
5/31/19	$15,703	$15,441	$15,819
6/30/19	$16,725	$16,537	$16,858
7/31/19	$16,924	$16,789	$17,063
8/31/19	$16,901	$16,480	$17,038
9/30/19	$17,046	$16,767	$17,171
10/31/19	$17,255	$17,132	$17,385
11/30/19	$17,736	$17,785	$17,865
12/31/19	$18,179	$18,296	$18,327
1/31/20	$18,316	$18,315	$18,466
2/29/20	$16,842	$16,807	$16,959
3/31/20	$14,815	$14,731	$14,938
4/30/20	$16,526	$16,620	$16,647
5/31/20	$17,308	$17,411	$17,501
6/30/20	$17,835	$17,758	$17,998
7/31/20	$19,090	$18,759	$19,249
8/31/20	$20,660	$20,107	$20,855
9/30/20	$19,745	$19,343	$19,940
10/31/20	$19,177	$18,829	$19,324
11/30/20	$20,891	$20,890	$21,055
12/31/20	$21,702	$21,693	$21,904
1/31/21	$21,386	$21,474	$21,596
2/28/21	$21,603	$22,066	$21,811
3/31/21	$22,274	$23,033	$22,478
4/30/21	$23,666	$24,262	$23,907
5/31/21	$23,881	$24,431	$24,124
6/30/21	$24,383	$25,002	$24,660
7/31/21	$24,876	$25,596	$25,131
8/31/21	$25,738	$26,374	$26,007
9/30/21	$24,627	$25,147	$24,891
10/31/21	$26,668	$26,909	$26,963
11/30/21	$26,421	$26,723	$26,700
12/31/21	$27,371	$27,920	$27,651
1/31/22	$25,872	$26,475	$26,171
2/28/22	$25,221	$25,683	$25,530
3/31/22	$26,175	$26,636	$26,500
4/30/22	$23,741	$24,314	$24,037
5/31/22	$23,734	$24,358	$24,029
6/30/22	$21,851	$22,348	$22,113
7/31/22	$23,654	$24,408	$23,940
8/31/22	$22,901	$23,413	$23,175
9/30/22	$21,100	$21,256	$21,336
10/31/22	$23,124	$22,977	$23,419
11/30/22	$24,143	$24,261	$24,477
12/31/22	$22,975	$22,864	$23,263
1/31/23	$23,688	$24,300	$23,973
2/28/23	$22,971	$23,707	$23,268
3/31/23	$23,310	$24,578	$23,625
4/30/23	$23,847	$24,961	$24,163
5/31/23	$24,010	$25,070	$24,348
6/30/23	$25,662	$26,726	$26,028
7/31/23	$26,479	$27,585	$26,860
8/31/23	$26,219	$27,146	$26,601
9/30/23	$24,901	$25,852	$25,239
10/31/23	$24,423	$25,308	$24,776
11/30/23	$26,882	$27,619	$27,262
12/31/23	$28,144	$28,874	$28,558
1/31/24	$28,946	$29,359	$29,383
2/29/24	$31,090	$30,927	$31,578
3/31/24	$32,029	$31,922	$32,517
4/30/24	$30,552	$30,619	$30,999
5/31/24	$32,393	$32,138	$32,873
6/30/24	$33,923	$33,292	$34,439

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
MMTM	32.16%	15.18%	12.99%
S&P 500 Index	24.56%	15.05%	12.86%
S&P 1500 Positive Momentum Tilt Index	32.31%	15.36%	13.16%

AssetsNet	$ 106,800,422	$ 106,800,422	$ 106,800,422	$ 106,800,422	$ 106,800,422	$ 106,800,422	$ 106,800,422	$ 106,800,422	$ 106,800,422
Holdings Count | Holding	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451
Advisory Fees Paid, Amount		$ 108,290
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$106,800,422
# of Portfolio Holdings	1,451
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$108,290

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	19.4%
Software	12.0%
Interactive Media & Services	9.3%
Broadline Retail	5.9%
Banks	4.7%
Pharmaceuticals	3.2%
Financial Services	3.2%
Technology Hardware, Storage & Peripherals	2.7%
Oil, Gas & Consumable Fuels	2.3%
Insurance	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
NVIDIA Corp.	11.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	5.8%
Alphabet, Inc.	5.3%
Meta Platforms, Inc.	4.0%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.5%
Apple, Inc.	2.1%
JPMorgan Chase & Co.	1.7%
Berkshire Hathaway, Inc., B	1.4%

Material Fund Change [Text Block]
C000123372
Shareholder Report [Line Items]
Fund Name		SPDR SSGA US Large Cap Low Volatility Index ETF
Trading Symbol		LGLV
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR SSGA US Large Cap Low Volatility Index ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Large Cap Low Volatility Index ETF	$13	0.12%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

As 4Q23 began, markets seemed to teeter on each economic release, and the heightened sensitivity combined with the geopolitical uncertainty introduced by the attacks of October 7th in Israel caused bond market yields to spike and markets to sell-off in October. Concern about rate hikes turned into speculation about rate cuts and the possibility that the Fed might actually orchestrate an economic soft landing. This, combined with continued enthusiasm for semiconductor companies that investors believed would drive the impending A.I. revolution, induced markets to resume their gains in the last two months of the calendar year. As markets wrestled with the Fed’s slight bias towards hawkishness, A.I.-related semiconductor stocks continued to surge, revealing the investor belief that A.I. represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. These and the Magnificent Seven once again pulled the market up with them into the end of the Reporting Period, ultimately producing strong net gains for the year.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	LGLV	S&P 500 Index	SSGA US Large Cap Low Volatility Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,788	$9,838	$9,787
8/31/14	$10,097	$10,245	$10,101
9/30/14	$10,036	$10,065	$10,039
10/31/14	$10,482	$10,311	$10,490
11/30/14	$10,760	$10,581	$10,765
12/31/14	$10,816	$10,557	$10,833
1/31/15	$10,639	$10,267	$10,656
2/28/15	$10,922	$10,860	$10,941
3/31/15	$10,806	$10,725	$10,819
4/30/15	$10,699	$10,801	$10,720
5/31/15	$10,822	$10,942	$10,844
6/30/15	$10,652	$10,737	$10,671
7/31/15	$10,986	$10,944	$11,004
8/31/15	$10,355	$10,285	$10,375
9/30/15	$10,231	$10,003	$10,252
10/31/15	$11,048	$10,813	$11,076
11/30/15	$11,140	$10,849	$11,155
12/31/15	$11,065	$10,653	$11,101
1/31/16	$10,671	$10,080	$10,705
2/29/16	$10,791	$10,077	$10,823
3/31/16	$11,550	$10,780	$11,588
4/30/16	$11,686	$10,838	$11,615
5/31/16	$11,756	$11,027	$11,786
6/30/16	$12,113	$11,053	$12,153
7/31/16	$12,386	$11,474	$12,417
8/31/16	$12,284	$11,489	$12,314
9/30/16	$12,123	$11,498	$12,141
10/31/16	$11,821	$11,274	$11,810
11/30/16	$12,112	$11,718	$12,106
12/31/16	$12,370	$11,938	$12,318
1/31/17	$12,503	$12,178	$12,479
2/28/17	$13,103	$12,650	$13,071
3/31/17	$13,074	$12,657	$13,045
4/30/17	$13,146	$12,791	$13,157
5/31/17	$13,384	$12,955	$13,402
6/30/17	$13,394	$13,046	$13,411
7/31/17	$13,637	$13,304	$13,651
8/31/17	$13,587	$13,345	$13,594
9/30/17	$13,811	$13,630	$13,825
10/31/17	$14,103	$13,942	$14,126
11/30/17	$14,534	$14,374	$14,567
12/31/17	$14,532	$14,532	$14,550
1/31/18	$15,029	$15,317	$15,053
2/28/18	$14,485	$14,764	$14,481
3/31/18	$14,504	$14,426	$14,474
4/30/18	$14,365	$14,499	$14,391
5/31/18	$14,514	$14,869	$14,519
6/30/18	$14,651	$14,945	$14,672
7/31/18	$15,288	$15,461	$15,325
8/31/18	$15,702	$15,995	$15,746
9/30/18	$15,765	$16,067	$15,849
10/31/18	$15,143	$14,939	$15,200
11/30/18	$15,797	$15,237	$15,867
12/31/18	$14,601	$13,845	$14,650
1/31/19	$15,515	$15,032	$15,567
2/28/19	$16,223	$15,555	$16,275
3/31/19	$16,534	$15,829	$16,604
4/30/19	$17,188	$16,483	$17,272
5/31/19	$16,931	$15,441	$17,015
6/30/19	$17,823	$16,537	$17,918
7/31/19	$18,125	$16,789	$18,221
8/31/19	$18,319	$16,480	$18,427
9/30/19	$18,546	$16,767	$18,645
10/31/19	$18,502	$17,132	$18,603
11/30/19	$18,849	$17,785	$18,954
12/31/19	$19,119	$18,296	$19,235
1/31/20	$19,486	$18,315	$19,606
2/29/20	$17,855	$16,807	$17,948
3/31/20	$15,249	$14,731	$15,319
4/30/20	$16,540	$16,620	$16,632
5/31/20	$17,362	$17,411	$17,458
6/30/20	$17,274	$17,758	$17,369
7/31/20	$18,138	$18,759	$18,230
8/31/20	$18,704	$20,107	$18,818
9/30/20	$18,418	$19,343	$18,529
10/31/20	$17,945	$18,829	$18,029
11/30/20	$19,918	$20,890	$20,027
12/31/20	$20,556	$21,693	$20,679
1/31/21	$19,767	$21,474	$19,886
2/28/21	$20,425	$22,066	$20,548
3/31/21	$21,578	$23,033	$21,697
4/30/21	$22,875	$24,262	$23,102
5/31/21	$22,973	$24,431	$23,205
6/30/21	$23,031	$25,002	$23,272
7/31/21	$23,958	$25,596	$24,209
8/31/21	$24,451	$26,374	$24,712
9/30/21	$23,168	$25,147	$23,413
10/31/21	$24,822	$26,909	$25,090
11/30/21	$24,420	$26,723	$24,689
12/31/21	$26,275	$27,920	$26,563
1/31/22	$24,603	$26,475	$24,887
2/28/22	$23,875	$25,683	$24,138
3/31/22	$25,132	$26,636	$25,390
4/30/22	$24,165	$24,314	$24,431
5/31/22	$24,271	$24,358	$24,545
6/30/22	$23,059	$22,348	$23,307
7/31/22	$24,430	$24,408	$24,712
8/31/22	$23,723	$23,413	$23,997
9/30/22	$21,818	$21,256	$22,052
10/31/22	$23,517	$22,977	$23,788
11/30/22	$24,934	$24,261	$25,239
12/31/22	$24,143	$22,864	$24,431
1/31/23	$24,812	$24,300	$25,111
2/28/23	$23,975	$23,707	$24,274
3/31/23	$24,448	$24,578	$24,755
4/30/23	$24,902	$24,961	$25,210
5/31/23	$23,879	$25,070	$24,172
6/30/23	$25,224	$26,726	$25,547
7/31/23	$25,562	$27,585	$25,885
8/31/23	$25,156	$27,146	$25,478
9/30/23	$24,102	$25,852	$24,404
10/31/23	$23,911	$25,308	$24,217
11/30/23	$25,562	$27,619	$25,897
12/31/23	$26,362	$28,874	$26,704
1/31/24	$26,651	$29,359	$27,009
2/29/24	$27,584	$30,927	$27,970
3/31/24	$28,414	$31,922	$28,812
4/30/24	$27,246	$30,619	$27,619
5/31/24	$27,983	$32,138	$28,354
6/30/24	$28,047	$33,292	$28,437

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
LGLV	11.16%	9.48%	10.86%
S&P 500 Index	24.56%	15.05%	12.86%
SSGA US Large Cap Low Volatility Index	11.30%	9.59%	11.02%

AssetsNet	$ 695,377,212	$ 695,377,212	$ 695,377,212	$ 695,377,212	$ 695,377,212	$ 695,377,212	$ 695,377,212	$ 695,377,212	$ 695,377,212
Holdings Count | Holding	164	164	164	164	164	164	164	164	164
Advisory Fees Paid, Amount		$ 900,789
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$695,377,212
# of Portfolio Holdings	164
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$900,789

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Insurance	12.0%
Residential REITs	6.3%
Multi-Utilities	5.8%
Professional Services	4.8%
Machinery	4.6%
Software	3.6%
Capital Markets	3.5%
Specialty Retail	3.1%
Electric Utilities	3.1%
Commercial Services & Supplies	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Colgate-Palmolive Co.	1.5%
PepsiCo, Inc.	1.4%
Linde PLC	1.2%
Walmart, Inc.	1.2%
General Mills, Inc.	1.2%
Procter & Gamble Co.	1.1%
AvalonBay Communities, Inc.	1.1%
Duke Energy Corp.	1.1%
Republic Services, Inc.	1.1%
Equity Residential	1.1%

Material Fund Change [Text Block]
C000123373
Shareholder Report [Line Items]
Fund Name		SPDR SSGA US Small Cap Low Volatility Index ETF
Trading Symbol		SMLV
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR SSGA US Small Cap Low Volatility Index ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Small Cap Low Volatility Index ETF	$13	0.12%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And markets continued to be dominated by the so-called "Magnificent Seven", consisting of Alphabet Inc, Amazon.com Inc, Apple Inc, Meta Platforms Inc, Microsoft Corp, NVIDIA Corp and Tesla Inc. Compared to the Russell 2000 Index, which gained 10.06% in the reporting period, the Fund slightly underperformed. Small cap securities that exhibited low volatility characteristics slightly underperformed the broader small cap market. Because the Fund's strategy targeted these securities, relative performance was negatively impacted.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SMLV	S&P 500 Index	SSGA US Small Cap Low Volatility Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,475	$9,838	$9,476
8/31/14	$9,972	$10,245	$9,979
9/30/14	$9,492	$10,065	$9,488
10/31/14	$10,364	$10,311	$10,374
11/30/14	$10,401	$10,581	$10,409
12/31/14	$10,683	$10,557	$10,690
1/31/15	$10,378	$10,267	$10,397
2/28/15	$10,749	$10,860	$10,758
3/31/15	$10,950	$10,725	$10,970
4/30/15	$10,619	$10,801	$10,640
5/31/15	$10,652	$10,942	$10,684
6/30/15	$10,705	$10,737	$10,725
7/31/15	$10,689	$10,944	$10,699
8/31/15	$10,161	$10,285	$10,187
9/30/15	$10,091	$10,003	$10,102
10/31/15	$10,736	$10,813	$10,759
11/30/15	$11,008	$10,849	$11,034
12/31/15	$10,454	$10,653	$10,499
1/31/16	$10,004	$10,080	$10,017
2/29/16	$10,123	$10,077	$10,144
3/31/16	$10,913	$10,780	$10,931
4/30/16	$10,872	$10,838	$10,889
5/31/16	$11,107	$11,027	$11,120
6/30/16	$11,147	$11,053	$11,159
7/31/16	$11,696	$11,474	$11,715
8/31/16	$11,948	$11,489	$11,973
9/30/16	$11,812	$11,498	$11,844
10/31/16	$11,636	$11,274	$11,655
11/30/16	$13,151	$11,718	$13,166
12/31/16	$13,714	$11,938	$13,893
1/31/17	$13,370	$12,178	$13,574
2/28/17	$13,462	$12,650	$13,661
3/31/17	$13,457	$12,657	$13,642
4/30/17	$13,635	$12,791	$13,830
5/31/17	$13,292	$12,955	$13,465
6/30/17	$13,583	$13,046	$13,783
7/31/17	$13,733	$13,304	$13,859
8/31/17	$13,493	$13,345	$13,630
9/30/17	$14,228	$13,630	$14,399
10/31/17	$14,260	$13,942	$14,431
11/30/17	$14,686	$14,374	$14,839
12/31/17	$14,411	$14,532	$14,554
1/31/18	$14,395	$15,317	$14,548
2/28/18	$13,746	$14,764	$13,896
3/31/18	$14,059	$14,426	$14,237
4/30/18	$14,184	$14,499	$14,355
5/31/18	$14,861	$14,869	$15,067
6/30/18	$15,195	$14,945	$15,409
7/31/18	$15,410	$15,461	$15,626
8/31/18	$15,934	$15,995	$16,169
9/30/18	$15,581	$16,067	$15,808
10/31/18	$14,502	$14,939	$14,695
11/30/18	$14,897	$15,237	$15,090
12/31/18	$13,877	$13,845	$13,716
1/31/19	$14,664	$15,032	$14,873
2/28/19	$15,182	$15,555	$15,402
3/31/19	$14,961	$15,829	$15,177
4/30/19	$15,368	$16,483	$15,601
5/31/19	$14,557	$15,441	$14,770
6/30/19	$15,374	$16,537	$15,615
7/31/19	$15,694	$16,789	$15,915
8/31/19	$15,152	$16,480	$15,381
9/30/19	$15,764	$16,767	$16,000
10/31/19	$16,169	$17,132	$16,414
11/30/19	$16,444	$17,785	$16,696
12/31/19	$16,756	$18,296	$17,019
1/31/20	$16,217	$18,315	$16,468
2/29/20	$14,730	$16,807	$14,943
3/31/20	$11,155	$14,731	$11,360
4/30/20	$12,427	$16,620	$12,678
5/31/20	$12,486	$17,411	$12,737
6/30/20	$12,970	$17,758	$13,233
7/31/20	$13,023	$18,759	$13,282
8/31/20	$13,593	$20,107	$13,869
9/30/20	$12,899	$19,343	$13,157
10/31/20	$13,115	$18,829	$13,367
11/30/20	$15,351	$20,890	$15,660
12/31/20	$16,481	$21,693	$16,821
1/31/21	$16,698	$21,474	$17,058
2/28/21	$18,478	$22,066	$18,868
3/31/21	$19,260	$23,033	$19,655
4/30/21	$19,698	$24,262	$20,136
5/31/21	$19,928	$24,431	$20,369
6/30/21	$19,609	$25,002	$20,037
7/31/21	$19,600	$25,596	$20,044
8/31/21	$20,064	$26,374	$20,520
9/30/21	$19,616	$25,147	$20,056
10/31/21	$20,385	$26,909	$20,847
11/30/21	$19,830	$26,723	$20,290
12/31/21	$21,062	$27,920	$21,548
1/31/22	$20,024	$26,475	$20,487
2/28/22	$20,018	$25,683	$20,481
3/31/22	$20,208	$26,636	$20,685
4/30/22	$19,016	$24,314	$19,447
5/31/22	$19,454	$24,358	$19,908
6/30/22	$18,607	$22,348	$19,041
7/31/22	$19,831	$24,408	$20,299
8/31/22	$19,083	$23,413	$19,526
9/30/22	$17,693	$21,256	$18,096
10/31/22	$19,772	$22,977	$20,226
11/30/22	$20,420	$24,261	$20,909
12/31/22	$19,422	$22,864	$19,882
1/31/23	$20,470	$24,300	$20,957
2/28/23	$20,241	$23,707	$20,726
3/31/23	$19,123	$24,578	$19,581
4/30/23	$18,407	$24,961	$18,838
5/31/23	$17,920	$25,070	$18,341
6/30/23	$18,894	$26,726	$19,347
7/31/23	$19,983	$27,585	$20,454
8/31/23	$19,234	$27,146	$19,694
9/30/23	$18,240	$25,852	$18,672
10/31/23	$17,505	$25,308	$17,919
11/30/23	$18,749	$27,619	$19,185
12/31/23	$20,885	$28,874	$21,379
1/31/24	$19,996	$29,359	$20,464
2/29/24	$20,202	$30,927	$20,706
3/31/24	$20,906	$31,922	$21,431
4/30/24	$19,796	$30,619	$20,301
5/31/24	$20,599	$32,138	$21,118
6/30/24	$20,715	$33,292	$21,260

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SMLV	9.65%	6.14%	7.56%
S&P 500 Index	24.56%	15.05%	12.86%
SSGA US Small Cap Low Volatility Index	9.89%	6.37%	7.69%

AssetsNet	$ 171,727,429	$ 171,727,429	$ 171,727,429	$ 171,727,429	$ 171,727,429	$ 171,727,429	$ 171,727,429	$ 171,727,429	$ 171,727,429
Holdings Count | Holding	420	420	420	420	420	420	420	420	420
Advisory Fees Paid, Amount		$ 217,757
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$171,727,429
# of Portfolio Holdings	420
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$217,757

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	47.0%
Insurance	7.5%
Capital Markets	5.5%
Financial Services	5.0%
Machinery	1.8%
Consumer Finance	1.7%
Office REITs	1.5%
Electronic Equipment, Instruments & Components	1.5%
Oil, Gas & Consumable Fuels	1.5%
Health Care Equipment & Supplies	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Nelnet, Inc., A	1.7%
PJT Partners, Inc., A	1.6%
Hanover Insurance Group, Inc.	1.5%
Community Financial System, Inc.	1.4%
Old National Bancorp	1.4%
Enstar Group Ltd.	1.3%
NBT Bancorp, Inc.	1.3%
Park National Corp.	1.3%
City Holding Co.	1.2%
Virtu Financial, Inc., A	1.2%

Material Fund Change [Text Block]
C000195381
Shareholder Report [Line Items]
Fund Name		SPDR S&P Kensho Intelligent Structures ETF
Trading Symbol		SIMS
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Kensho Intelligent Structures ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Intelligent Structures ETF	$44	0.45%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in the Q4 2023, supported by prospects of rate cuts in 2024. October’s economic data had spooked investors. However, things took a turn by November – inflation softened and the U.S. Federal Reserve (“the Fed”) Chair’s supportive comments shored up investor sentiment. U.S. equities rallied for a second straight quarter in the Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The AI theme was a key tailwinds in the Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in the Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SIMS	S&P 500 Index	S&P Kensho Intelligent Infrastructure Index
11/30/17	$10,000	$10,000	$10,000
12/31/17	$9,982	$9,978	$10,005
1/31/18	$10,301	$10,517	$10,005
2/28/18	$9,869	$10,137	$9,884
3/31/18	$9,757	$9,905	$9,779
4/30/18	$9,447	$9,956	$9,470
5/31/18	$9,674	$10,209	$9,704
6/30/18	$9,666	$10,261	$9,701
7/31/18	$10,126	$10,616	$10,164
8/31/18	$10,441	$10,983	$10,486
9/30/18	$10,293	$11,032	$10,339
10/31/18	$8,928	$10,258	$8,973
11/30/18	$9,138	$10,462	$9,194
12/31/18	$8,218	$9,506	$8,272
1/31/19	$9,198	$10,321	$9,258
2/28/19	$9,716	$10,681	$9,777
3/31/19	$9,357	$10,869	$9,420
4/30/19	$9,985	$11,318	$10,050
5/31/19	$9,347	$10,602	$9,405
6/30/19	$10,145	$11,355	$10,222
7/31/19	$10,081	$11,528	$10,172
8/31/19	$9,559	$11,316	$9,646
9/30/19	$10,055	$11,513	$10,137
10/31/19	$10,296	$11,763	$10,381
11/30/19	$10,678	$12,212	$10,765
12/31/19	$11,082	$12,563	$11,192
1/31/20	$10,774	$12,575	$10,856
2/29/20	$10,052	$11,540	$10,121
3/31/20	$7,845	$10,115	$7,959
4/30/20	$8,987	$11,412	$9,050
5/31/20	$9,508	$11,955	$9,573
6/30/20	$10,185	$12,193	$10,270
7/31/20	$10,727	$12,880	$10,807
8/31/20	$11,199	$13,806	$11,288
9/30/20	$11,033	$13,282	$11,126
10/31/20	$11,057	$12,928	$11,137
11/30/20	$13,215	$14,344	$13,330
12/31/20	$14,389	$14,895	$14,516
1/31/21	$14,717	$14,745	$14,839
2/28/21	$15,137	$15,151	$15,253
3/31/21	$15,537	$15,815	$15,659
4/30/21	$15,929	$16,659	$16,065
5/31/21	$16,179	$16,775	$16,308
6/30/21	$16,426	$17,167	$16,559
7/31/21	$15,931	$17,575	$16,060
8/31/21	$16,158	$18,109	$16,291
9/30/21	$15,033	$17,267	$15,154
10/31/21	$16,290	$18,476	$16,424
11/30/21	$15,815	$18,348	$15,940
12/31/21	$15,684	$19,171	$15,824
1/31/22	$13,822	$18,179	$13,941
2/28/22	$13,645	$17,634	$13,761
3/31/22	$14,104	$18,289	$14,217
4/30/22	$12,422	$16,694	$12,502
5/31/22	$12,544	$16,725	$12,615
6/30/22	$11,157	$15,344	$11,212
7/31/22	$12,943	$16,759	$12,996
8/31/22	$12,696	$16,076	$12,736
9/30/22	$11,232	$14,595	$11,248
10/31/22	$12,208	$15,777	$12,224
11/30/22	$12,508	$16,659	$12,523
12/31/22	$11,425	$15,699	$11,431
1/31/23	$12,851	$16,685	$12,847
2/28/23	$12,330	$16,278	$12,312
3/31/23	$12,171	$16,876	$12,143
4/30/23	$11,414	$17,139	$11,377
5/31/23	$11,579	$17,214	$11,535
6/30/23	$12,696	$18,351	$12,633
7/31/23	$13,480	$18,941	$13,406
8/31/23	$12,247	$18,639	$12,181
9/30/23	$11,291	$17,750	$11,218
10/31/23	$10,112	$17,377	$10,055
11/30/23	$11,360	$18,964	$11,302
12/31/23	$12,293	$19,826	$12,209
1/31/24	$11,317	$20,159	$11,238
2/29/24	$12,151	$21,235	$12,067
3/31/24	$12,333	$21,918	$12,246
4/30/24	$11,671	$21,024	$11,576
5/31/24	$12,446	$22,068	$12,349
6/30/24	$11,881	$22,860	$11,792

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/26/17
SIMS	(6.39%)	3.22%	2.75%
S&P 500 Index	24.56%	15.05%	13.49%
S&P Kensho Intelligent Infrastructure Index	(6.66%)	2.90%	2.56%

Performance Inception Date							Dec. 26, 2017
AssetsNet	$ 13,312,348	$ 13,312,348	$ 13,312,348	$ 13,312,348	$ 13,312,348	$ 13,312,348	$ 13,312,348	$ 13,312,348	$ 13,312,348
Holdings Count | Holding	51	51	51	51	51	51	51	51	51
Advisory Fees Paid, Amount		$ 85,757
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$13,312,348
# of Portfolio Holdings	51
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$85,757

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Electrical Equipment	17.3%
Electronic Equipment, Instruments & Components	12.0%
Machinery	11.4%
Building Products	8.1%
Software	7.0%
Semiconductors & Semiconductor Equipment	5.6%
Commercial Services & Supplies	5.3%
Oil, Gas & Consumable Fuels	5.3%
Professional Services	3.6%
Diversified Consumer Services	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
ADT, Inc.	2.9%
Alarm.com Holdings, Inc.	2.8%
Mueller Water Products, Inc., A	2.8%
Select Water Solutions, Inc.	2.8%
Badger Meter, Inc.	2.8%
Carrier Global Corp.	2.8%
Xylem, Inc.	2.7%
Resideo Technologies, Inc.	2.7%
Tetra Tech, Inc.	2.7%
Pentair PLC	2.7%

Material Fund Change [Text Block]
C000195382
Shareholder Report [Line Items]
Fund Name		SPDR S&P Kensho Smart Mobility ETF
Trading Symbol		HAIL
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Kensho Smart Mobility ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Smart Mobility ETF	$42	0.45%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (the “Fed”) and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies. AI-related semiconductor stocks continued to surge, revealing the investor belief that AI represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. While AI stocks and the Magnificent Seven drove broader market returns higher, many companies outside of this space fell behind, including those specializing in smart mobility.

The Fund did not invest in derivatives during the reporting period

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	HAIL	S&P 500 Index	S&P Kensho Smart Transportation Index
11/30/17	$10,000	$10,000	$10,000
12/31/17	$9,953	$9,978	$9,944
1/31/18	$10,674	$10,517	$9,944
2/28/18	$10,197	$10,137	$10,196
3/31/18	$9,882	$9,905	$9,882
4/30/18	$9,855	$9,956	$9,851
5/31/18	$10,072	$10,209	$10,080
6/30/18	$9,953	$10,261	$9,962
7/31/18	$10,143	$10,616	$10,160
8/31/18	$10,291	$10,983	$10,312
9/30/18	$10,169	$11,032	$10,193
10/31/18	$9,124	$10,258	$9,148
11/30/18	$9,127	$10,462	$9,153
12/31/18	$8,006	$9,506	$8,034
1/31/19	$9,268	$10,321	$9,300
2/28/19	$9,736	$10,681	$9,770
3/31/19	$9,369	$10,869	$9,406
4/30/19	$9,929	$11,318	$9,972
5/31/19	$8,630	$10,602	$8,673
6/30/19	$9,617	$11,355	$9,670
7/31/19	$9,639	$11,528	$9,687
8/31/19	$8,736	$11,316	$8,781
9/30/19	$9,085	$11,513	$9,128
10/31/19	$9,408	$11,763	$9,449
11/30/19	$10,001	$12,212	$10,043
12/31/19	$10,432	$12,563	$10,460
1/31/20	$10,346	$12,575	$10,377
2/29/20	$9,768	$11,540	$9,767
3/31/20	$7,260	$10,115	$7,259
4/30/20	$8,706	$11,412	$8,698
5/31/20	$9,333	$11,955	$9,310
6/30/20	$11,041	$12,193	$10,997
7/31/20	$11,446	$12,880	$11,413
8/31/20	$13,219	$13,806	$13,195
9/30/20	$13,089	$13,282	$13,049
10/31/20	$13,523	$12,928	$13,463
11/30/20	$17,758	$14,344	$17,714
12/31/20	$19,175	$14,895	$19,126
1/31/21	$21,549	$14,745	$21,505
2/28/21	$21,577	$15,151	$21,510
3/31/21	$21,420	$15,815	$21,301
4/30/21	$21,238	$16,659	$21,125
5/31/21	$21,679	$16,775	$21,537
6/30/21	$21,846	$17,167	$21,712
7/31/21	$20,469	$17,575	$20,330
8/31/21	$19,916	$18,109	$19,769
9/30/21	$19,324	$17,267	$19,174
10/31/21	$20,761	$18,476	$20,606
11/30/21	$20,788	$18,348	$20,621
12/31/21	$19,570	$19,171	$19,424
1/31/22	$16,925	$18,179	$16,805
2/28/22	$16,725	$17,634	$16,629
3/31/22	$16,606	$18,289	$16,490
4/30/22	$14,279	$16,694	$14,163
5/31/22	$14,284	$16,725	$14,145
6/30/22	$12,245	$15,344	$12,130
7/31/22	$14,062	$16,759	$13,854
8/31/22	$13,361	$16,076	$13,155
9/30/22	$11,309	$14,595	$11,128
10/31/22	$11,972	$15,777	$11,777
11/30/22	$12,290	$16,659	$12,110
12/31/22	$10,637	$15,699	$10,445
1/31/23	$12,853	$16,685	$12,608
2/28/23	$12,321	$16,278	$12,076
3/31/23	$11,519	$16,876	$11,277
4/30/23	$10,416	$17,139	$10,187
5/31/23	$10,677	$17,214	$10,427
6/30/23	$12,164	$18,351	$11,865
7/31/23	$14,102	$18,941	$13,705
8/31/23	$11,851	$18,639	$11,490
9/30/23	$11,346	$17,750	$10,980
10/31/23	$9,559	$17,377	$9,241
11/30/23	$10,396	$18,964	$10,033
12/31/23	$11,662	$19,826	$11,262
1/31/24	$10,262	$20,159	$9,905
2/29/24	$10,877	$21,235	$10,466
3/31/24	$11,133	$21,918	$10,683
4/30/24	$10,171	$21,024	$9,682
5/31/24	$10,966	$22,068	$10,426
6/30/24	$10,410	$22,860	$9,884

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/26/17
HAIL	(14.40%)	1.58%	0.62%
S&P 500 Index	24.56%	15.05%	13.49%
S&P Kensho Smart Transportation Index	(16.69%)	0.44%	(0.18%)

Performance Inception Date							Dec. 26, 2017
AssetsNet	$ 44,215,492	$ 44,215,492	$ 44,215,492	$ 44,215,492	$ 44,215,492	$ 44,215,492	$ 44,215,492	$ 44,215,492	$ 44,215,492
Holdings Count | Holding	74	74	74	74	74	74	74	74	74
Advisory Fees Paid, Amount		$ 210,520
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$44,215,492
# of Portfolio Holdings	74
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$210,520

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Automobiles	21.3%
Auto Components	18.6%
Semiconductors & Semiconductor Equipment	15.3%
Machinery	8.1%
Electronic Equipment, Instruments & Components	8.1%
Ground Transportation	6.2%
Electrical Equipment	5.4%
Aerospace & Defense	5.2%
Software	4.5%
Chemicals	1.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Rivian Automotive, Inc., A	2.0%
Tesla, Inc.	2.0%
Aurora Innovation, Inc.	2.0%
Canoo, Inc.	1.9%
Luminar Technologies, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
Cummins, Inc.	1.8%
Uber Technologies, Inc.	1.8%
Garrett Motion, Inc.	1.8%
Visteon Corp.	1.8%

Material Fund Change [Text Block]
C000195383
Shareholder Report [Line Items]
Fund Name		SPDR S&P Kensho Future Security ETF
Trading Symbol		FITE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Kensho Future Security ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Future Security ETF	$49	0.45%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. U.S. stocks rallied in the Q4 2023, supported by prospects of rate cuts in 2024. U.S. equities rallied for a second straight quarter in the Q1 2024. U.S. equity indices were mixed in the Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The U.S. Federal Reserve (“the Fed”), held the interest rates steady in June, maintaining the current policy rate and projecting only one rate cut in 2024. In terms of Future Security Index, the period started out very eventful on the cybersecurity front as ransomware attacks were carried out in September on Caesars Entertainment and MGM Resorts, among other well-known corporations. The continuous adoption of cloud, hybrid workforce, rapid emergence and use of AI has made security risk management a top priority.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	FITE	S&P 500 Index	S&P Kensho Future Security Index
11/30/17	$10,000	$10,000	$10,000
12/31/17	$9,938	$9,978	$9,956
1/31/18	$10,273	$10,517	$9,956
2/28/18	$10,449	$10,137	$10,477
3/31/18	$10,422	$9,905	$10,465
4/30/18	$10,461	$9,956	$10,497
5/31/18	$10,945	$10,209	$10,987
6/30/18	$10,935	$10,261	$10,987
7/31/18	$11,273	$10,616	$11,330
8/31/18	$11,855	$10,983	$11,923
9/30/18	$12,012	$11,032	$12,089
10/31/18	$10,624	$10,258	$10,713
11/30/18	$10,813	$10,462	$10,890
12/31/18	$9,929	$9,506	$9,989
1/31/19	$11,073	$10,321	$11,116
2/28/19	$12,028	$10,681	$12,074
3/31/19	$11,899	$10,869	$11,952
4/30/19	$12,602	$11,318	$12,658
5/31/19	$11,929	$10,602	$11,987
6/30/19	$12,706	$11,355	$12,786
7/31/19	$12,985	$11,528	$13,052
8/31/19	$12,558	$11,316	$12,631
9/30/19	$12,636	$11,513	$12,709
10/31/19	$12,923	$11,763	$12,999
11/30/19	$13,317	$12,212	$13,396
12/31/19	$13,288	$12,563	$13,373
1/31/20	$13,652	$12,575	$13,746
2/29/20	$12,259	$11,540	$12,338
3/31/20	$10,535	$10,115	$10,626
4/30/20	$11,665	$11,412	$11,776
5/31/20	$12,709	$11,955	$12,832
6/30/20	$12,636	$12,193	$12,697
7/31/20	$13,040	$12,880	$13,173
8/31/20	$13,260	$13,806	$13,396
9/30/20	$12,714	$13,282	$12,849
10/31/20	$12,247	$12,928	$12,400
11/30/20	$14,061	$14,344	$14,209
12/31/20	$15,918	$14,895	$16,101
1/31/21	$16,161	$14,745	$16,319
2/28/21	$16,323	$15,151	$16,484
3/31/21	$16,643	$15,815	$16,829
4/30/21	$17,305	$16,659	$17,510
5/31/21	$17,648	$16,775	$17,861
6/30/21	$17,930	$17,167	$18,144
7/31/21	$18,051	$17,575	$18,280
8/31/21	$18,446	$18,109	$18,687
9/30/21	$17,466	$17,267	$17,691
10/31/21	$18,646	$18,476	$18,890
11/30/21	$17,667	$18,348	$17,901
12/31/21	$18,232	$19,171	$18,482
1/31/22	$16,629	$18,179	$16,879
2/28/22	$17,630	$17,634	$17,886
3/31/22	$18,292	$18,289	$18,566
4/30/22	$16,525	$16,694	$16,767
5/31/22	$16,313	$16,725	$16,561
6/30/22	$15,294	$15,344	$15,528
7/31/22	$16,160	$16,759	$16,414
8/31/22	$16,042	$16,076	$16,296
9/30/22	$14,465	$14,595	$14,693
10/31/22	$16,014	$15,777	$16,279
11/30/22	$15,512	$16,659	$15,771
12/31/22	$14,965	$15,699	$15,218
1/31/23	$15,863	$16,685	$16,140
2/28/23	$15,889	$16,278	$16,164
3/31/23	$16,141	$16,876	$16,425
4/30/23	$15,388	$17,139	$15,659
5/31/23	$16,419	$17,214	$16,716
6/30/23	$16,993	$18,351	$17,305
7/31/23	$17,266	$18,941	$17,582
8/31/23	$17,224	$18,639	$17,544
9/30/23	$16,311	$17,750	$16,614
10/31/23	$15,965	$17,377	$16,237
11/30/23	$17,797	$18,964	$18,015
12/31/23	$19,211	$19,826	$19,451
1/31/24	$19,056	$20,159	$19,287
2/29/24	$19,877	$21,235	$20,137
3/31/24	$19,959	$21,918	$20,226
4/30/24	$18,904	$21,024	$19,152
5/31/24	$19,215	$22,068	$19,469
6/30/24	$19,727	$22,860	$20,000

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/26/17
FITE	16.07%	9.17%	11.04%
S&P 500 Index	24.56%	15.05%	13.49%
S&P Kensho Future Security Index	15.58%	9.36%	11.24%

Performance Inception Date							Dec. 26, 2017
AssetsNet	$ 57,710,372	$ 57,710,372	$ 57,710,372	$ 57,710,372	$ 57,710,372	$ 57,710,372	$ 57,710,372	$ 57,710,372	$ 57,710,372
Holdings Count | Holding	66	66	66	66	66	66	66	66	66
Advisory Fees Paid, Amount		$ 188,413
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$57,710,372
# of Portfolio Holdings	66
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$188,413

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Software	29.6%
Aerospace & Defense	29.5%
Electronic Equipment, Instruments & Components	10.2%
Communications Equipment	8.5%
Professional Services	6.8%
IT Services	5.4%
Energy Equipment & Services	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Diversified Telecommunication Services	1.7%
Interactive Media & Services	1.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
SentinelOne, Inc., A	2.0%
Varonis Systems, Inc.	1.9%
Rapid7, Inc.	1.9%
Cloudflare, Inc., A	1.9%
CyberArk Software Ltd.	1.9%
Datadog, Inc., A	1.9%
Broadcom, Inc.	1.8%
Oceaneering International, Inc.	1.8%
Parsons Corp.	1.8%
Palo Alto Networks, Inc.	1.8%

Material Fund Change [Text Block]
C000205415
Shareholder Report [Line Items]
Fund Name		SPDR S&P Kensho New Economies Composite ETF
Trading Symbol		KOMP
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Kensho New Economies Composite ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho New Economies Composite ETF	$20	0.20%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in the Q4 2023, supported by prospects of rate cuts in 2024. October’s economic data had spooked investors. However, things took a turn by November – inflation softened and the U.S. Federal Reserve (the “Fed”) Chair’s supportive comments shored up investor sentiment. U.S. equities rallied for a second straight quarter in the Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The AI theme was a key tailwinds in the Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in the Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	KOMP	S&P 500 Index	S&P Kensho New Economies Composite Index
9/30/18	$10,000	$10,000	$10,000
10/31/18	$9,658	$9,842	$9,653
11/30/18	$9,886	$10,038	$9,879
12/31/18	$8,839	$9,121	$8,831
1/31/19	$9,906	$9,903	$9,903
2/28/19	$10,553	$10,248	$10,553
3/31/19	$10,427	$10,428	$10,431
4/30/19	$10,860	$10,859	$10,867
5/31/19	$10,188	$10,172	$10,196
6/30/19	$11,073	$10,895	$11,093
7/31/19	$11,324	$11,060	$11,342
8/31/19	$11,032	$10,857	$11,055
9/30/19	$11,033	$11,046	$11,057
10/31/19	$11,238	$11,287	$11,256
11/30/19	$11,691	$11,717	$11,720
12/31/19	$12,091	$12,053	$12,124
1/31/20	$12,197	$12,066	$12,227
2/29/20	$11,471	$11,073	$11,497
3/31/20	$9,523	$9,705	$9,531
4/30/20	$10,921	$10,949	$10,945
5/31/20	$11,746	$11,471	$11,773
6/30/20	$12,503	$11,699	$12,553
7/31/20	$13,396	$12,358	$13,428
8/31/20	$14,578	$13,247	$14,621
9/30/20	$14,399	$12,743	$14,438
10/31/20	$14,559	$12,404	$14,590
11/30/20	$17,778	$13,762	$17,814
12/31/20	$19,458	$14,291	$19,524
1/31/21	$21,794	$14,147	$21,848
2/28/21	$22,692	$14,537	$22,764
3/31/21	$22,940	$15,174	$22,978
4/30/21	$22,524	$15,984	$22,574
5/31/21	$22,169	$16,095	$22,199
6/30/21	$22,695	$16,471	$22,740
7/31/21	$21,621	$16,862	$21,658
8/31/21	$22,029	$17,375	$22,057
9/30/21	$20,707	$16,567	$20,724
10/31/21	$22,014	$17,728	$22,059
11/30/21	$20,886	$17,605	$20,892
12/31/21	$20,186	$18,394	$20,185
1/31/22	$17,788	$17,442	$17,805
2/28/22	$17,623	$16,920	$17,652
3/31/22	$17,813	$17,548	$17,822
4/30/22	$15,526	$16,018	$15,520
5/31/22	$15,442	$16,047	$15,435
6/30/22	$13,970	$14,722	$13,961
7/31/22	$15,435	$16,080	$15,423
8/31/22	$15,019	$15,424	$14,993
9/30/22	$13,353	$14,004	$13,317
10/31/22	$14,390	$15,137	$14,358
11/30/22	$14,696	$15,983	$14,666
12/31/22	$13,679	$15,062	$13,649
1/31/23	$15,378	$16,009	$15,329
2/28/23	$14,823	$15,618	$14,779
3/31/23	$14,857	$16,192	$14,813
4/30/23	$14,234	$16,444	$14,177
5/31/23	$14,318	$16,516	$14,256
6/30/23	$15,560	$17,607	$15,493
7/31/23	$16,605	$18,173	$16,526
8/31/23	$15,045	$17,883	$14,970
9/30/23	$13,877	$17,031	$13,795
10/31/23	$12,939	$16,673	$12,868
11/30/23	$14,628	$18,195	$14,537
12/31/23	$16,453	$19,022	$16,351
1/31/24	$15,368	$19,342	$15,281
2/29/24	$16,333	$20,374	$16,236
3/31/24	$16,936	$21,030	$16,831
4/30/24	$15,765	$20,172	$15,630
5/31/24	$16,527	$21,173	$16,386
6/30/24	$16,289	$21,934	$16,164

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/22/18
KOMP	4.69%	8.03%	8.96%
S&P 500 Index	24.56%	15.05%	14.71%
S&P Kensho New Economies Composite Index	4.33%	7.82%	8.81%

Performance Inception Date						Oct. 22, 2018
AssetsNet	$ 1,883,743,580	$ 1,883,743,580	$ 1,883,743,580	$ 1,883,743,580	$ 1,883,743,580	$ 1,883,743,580	$ 1,883,743,580	$ 1,883,743,580	$ 1,883,743,580
Holdings Count | Holding	443	443	443	443	443	443	443	443	443
Advisory Fees Paid, Amount		$ 3,618,591
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,883,743,580
# of Portfolio Holdings	443
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$3,618,591

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Software	12.4%
Aerospace & Defense	8.8%
Health Care Equipment & Supplies	7.5%
Electronic Equipment, Instruments & Components	6.8%
Financial Services	5.0%
Semiconductors & Semiconductor Equipment	4.9%
Biotechnology	4.5%
Machinery	3.6%
Electrical Equipment	3.0%
Life Sciences Tools & Services	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Teledyne Technologies, Inc.	1.1%
Oceaneering International, Inc.	1.1%
Parsons Corp.	1.0%
Coinbase Global, Inc., A	1.0%
Bruker Corp.	1.0%
Leidos Holdings, Inc.	1.0%
AeroVironment, Inc.	0.9%
Kratos Defense & Security Solutions, Inc.	0.9%
PTC, Inc.	0.9%
Lockheed Martin Corp.	0.8%

Material Fund Change [Text Block]
C000205413
Shareholder Report [Line Items]
Fund Name		SPDR S&P Kensho Clean Power ETF
Trading Symbol		CNRG
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Kensho Clean Power ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Clean Power ETF	$39	0.45%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (the “Fed”) and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies. AI-related semiconductor stocks continued to surge, revealing the investor belief that AI represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. While AI stocks and the Magnificent Seven drove broader market returns higher, many companies outside of this space fell behind, including those specializing in clean power.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	CNRG	S&P 500 Index	S&P Kensho Clean Power Index
9/30/18	$10,000	$10,000	$10,000
10/31/18	$9,739	$9,842	$9,742
11/30/18	$10,363	$10,038	$10,464
12/31/18	$9,657	$9,121	$9,656
1/31/19	$11,089	$9,903	$11,109
2/28/19	$11,579	$10,248	$11,606
3/31/19	$11,336	$10,428	$11,366
4/30/19	$11,809	$10,859	$11,847
5/31/19	$11,675	$10,172	$11,718
6/30/19	$12,855	$10,895	$12,921
7/31/19	$13,200	$11,060	$13,259
8/31/19	$13,227	$10,857	$13,311
9/30/19	$13,243	$11,046	$13,310
10/31/19	$13,177	$11,287	$13,254
11/30/19	$13,547	$11,717	$13,629
12/31/19	$15,621	$12,053	$15,734
1/31/20	$15,740	$12,066	$15,826
2/29/20	$16,146	$11,073	$16,227
3/31/20	$12,640	$9,705	$12,684
4/30/20	$14,688	$10,949	$14,721
5/31/20	$15,758	$11,471	$15,807
6/30/20	$17,028	$11,699	$17,066
7/31/20	$19,635	$12,358	$19,711
8/31/20	$23,439	$13,247	$23,506
9/30/20	$25,091	$12,743	$25,173
10/31/20	$25,584	$12,404	$25,679
11/30/20	$32,786	$13,762	$32,936
12/31/20	$37,371	$14,291	$37,569
1/31/21	$45,140	$14,147	$45,392
2/28/21	$40,771	$14,537	$41,041
3/31/21	$39,392	$15,174	$39,606
4/30/21	$36,267	$15,984	$36,390
5/31/21	$34,918	$16,095	$35,071
6/30/21	$36,698	$16,471	$36,878
7/31/21	$34,329	$16,862	$34,501
8/31/21	$34,142	$17,375	$34,327
9/30/21	$32,646	$16,567	$32,821
10/31/21	$38,023	$17,728	$38,245
11/30/21	$35,042	$17,605	$35,253
12/31/21	$31,545	$18,394	$31,747
1/31/22	$27,952	$17,442	$28,147
2/28/22	$29,364	$16,920	$29,567
3/31/22	$31,417	$17,548	$31,641
4/30/22	$26,819	$16,018	$27,019
5/31/22	$29,005	$16,047	$29,236
6/30/22	$27,513	$14,722	$27,745
7/31/22	$32,446	$16,080	$32,738
8/31/22	$33,904	$15,424	$34,224
9/30/22	$29,962	$14,004	$30,219
10/31/22	$30,077	$15,137	$30,347
11/30/22	$32,914	$15,983	$33,230
12/31/22	$28,998	$15,062	$29,302
1/31/23	$32,518	$16,009	$32,855
2/28/23	$30,379	$15,618	$30,704
3/31/23	$30,727	$16,192	$31,069
4/30/23	$29,042	$16,444	$29,384
5/31/23	$28,395	$16,516	$28,751
6/30/23	$30,062	$17,607	$30,458
7/31/23	$29,968	$18,173	$30,354
8/31/23	$26,902	$17,883	$27,265
9/30/23	$24,046	$17,031	$24,369
10/31/23	$21,376	$16,673	$21,664
11/30/23	$23,049	$18,195	$23,369
12/31/23	$25,690	$19,022	$26,065
1/31/24	$22,146	$19,342	$22,476
2/29/24	$22,552	$20,374	$22,891
3/31/24	$23,202	$21,030	$23,563
4/30/24	$21,071	$20,172	$21,390
5/31/24	$24,353	$21,173	$24,715
6/30/24	$21,735	$21,934	$22,074

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/22/18
CNRG	(27.69%)	11.08%	14.64%
S&P 500 Index	24.56%	15.05%	14.71%
S&P Kensho Clean Power Index	(27.53%)	11.31%	14.94%

Performance Inception Date						Oct. 22, 2018
AssetsNet	$ 178,946,257	$ 178,946,257	$ 178,946,257	$ 178,946,257	$ 178,946,257	$ 178,946,257	$ 178,946,257	$ 178,946,257	$ 178,946,257
Holdings Count | Holding	46	46	46	46	46	46	46	46	46
Advisory Fees Paid, Amount		$ 1,090,028
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$178,946,257
# of Portfolio Holdings	46
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$1,090,028

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Electrical Equipment	30.2%
Independent Power and Renewable Electricity Producers	17.3%
Semiconductors & Semiconductor Equipment	15.9%
Electric Utilities	15.4%
Construction & Engineering	7.8%
Machinery	4.0%
Automobiles	2.5%
Electronic Equipment, Instruments & Components	2.3%
Diversified Consumer Services	2.3%
Building Products	2.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Sunnova Energy International, Inc.	3.2%
Avangrid, Inc.	3.1%
Atlantica Sustainable Infrastructure PLC	3.1%
ALLETE, Inc.	3.1%
Arcosa, Inc.	3.1%
NextEra Energy, Inc.	3.1%
GE Vernova, Inc.	3.0%
Ormat Technologies, Inc.	3.0%
Generac Holdings, Inc.	2.9%
Constellation Energy Corp.	2.9%

Material Fund Change [Text Block]
C000205414
Shareholder Report [Line Items]
Fund Name		SPDR S&P Kensho Final Frontiers ETF
Trading Symbol		ROKT
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Kensho Final Frontiers ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Final Frontiers ETF	$46	0.45%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. U.S. equities rallied for a second straight quarter in Q1 2024. The AI theme was a key tailwinds in Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Despite the strength in AI and increased focus on robotics, Final Frontiers Index overall performance was muted for the reporting period due to concerns over aerospace struggles and manufacturing delays.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	ROKT	S&P 500 Index	S&P Kensho Final Frontiers Index
9/30/18	$10,000	$10,000	$10,000
10/31/18	$9,505	$9,842	$9,505
11/30/18	$9,517	$10,038	$9,521
12/31/18	$8,634	$9,121	$8,640
1/31/19	$9,607	$9,903	$9,616
2/28/19	$10,330	$10,248	$10,345
3/31/19	$10,049	$10,428	$10,065
4/30/19	$10,670	$10,859	$10,696
5/31/19	$10,303	$10,172	$10,329
6/30/19	$11,250	$10,895	$11,287
7/31/19	$11,479	$11,060	$11,518
8/31/19	$11,866	$10,857	$11,919
9/30/19	$11,912	$11,046	$11,965
10/31/19	$11,595	$11,287	$11,651
11/30/19	$11,956	$11,717	$12,017
12/31/19	$12,056	$12,053	$12,129
1/31/20	$12,435	$12,066	$12,500
2/29/20	$11,262	$11,073	$11,366
3/31/20	$8,844	$9,705	$8,899
4/30/20	$9,784	$10,949	$9,845
5/31/20	$10,405	$11,471	$10,476
6/30/20	$10,207	$11,699	$10,277
7/31/20	$10,298	$12,358	$10,396
8/31/20	$10,856	$13,247	$10,937
9/30/20	$10,580	$12,743	$10,664
10/31/20	$10,276	$12,404	$10,358
11/30/20	$12,365	$13,762	$12,465
12/31/20	$13,087	$14,291	$13,191
1/31/21	$12,754	$14,147	$12,873
2/28/21	$13,237	$14,537	$13,370
3/31/21	$13,768	$15,174	$13,903
4/30/21	$14,033	$15,984	$14,183
5/31/21	$14,228	$16,095	$14,383
6/30/21	$14,543	$16,471	$14,709
7/31/21	$14,192	$16,862	$14,365
8/31/21	$14,052	$17,375	$14,226
9/30/21	$13,611	$16,567	$13,783
10/31/21	$13,835	$17,728	$14,016
11/30/21	$13,136	$17,605	$13,311
12/31/21	$13,687	$18,394	$13,878
1/31/22	$12,885	$17,442	$13,069
2/28/22	$13,675	$16,920	$13,874
3/31/22	$14,157	$17,548	$14,370
4/30/22	$13,050	$16,018	$13,248
5/31/22	$13,126	$16,047	$13,334
6/30/22	$12,158	$14,722	$12,347
7/31/22	$13,338	$16,080	$13,557
8/31/22	$12,826	$15,424	$13,033
9/30/22	$11,460	$14,004	$11,640
10/31/22	$13,166	$15,137	$13,386
11/30/22	$13,659	$15,983	$13,890
12/31/22	$13,573	$15,062	$13,813
1/31/23	$14,560	$16,009	$14,829
2/28/23	$14,453	$15,618	$14,723
3/31/23	$14,114	$16,192	$14,384
4/30/23	$13,929	$16,444	$14,196
5/31/23	$13,855	$16,516	$14,128
6/30/23	$15,126	$17,607	$15,424
7/31/23	$15,218	$18,173	$15,526
8/31/23	$14,649	$17,883	$14,951
9/30/23	$13,652	$17,031	$13,934
10/31/23	$13,413	$16,673	$13,697
11/30/23	$14,484	$18,195	$14,799
12/31/23	$15,535	$19,022	$15,880
1/31/24	$14,675	$19,342	$15,005
2/29/24	$15,248	$20,374	$15,606
3/31/24	$15,587	$21,030	$15,960
4/30/24	$15,135	$20,172	$15,494
5/31/24	$15,819	$21,173	$16,198
6/30/24	$15,562	$21,934	$15,949

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/22/18
ROKT	2.93%	6.71%	8.09%
S&P 500 Index	24.56%	15.05%	14.71%
S&P Kensho Final Frontiers Index	3.40%	7.16%	8.55%

Performance Inception Date						Oct. 22, 2018
AssetsNet	$ 15,190,432	$ 15,190,432	$ 15,190,432	$ 15,190,432	$ 15,190,432	$ 15,190,432	$ 15,190,432	$ 15,190,432	$ 15,190,432
Holdings Count | Holding	32	32	32	32	32	32	32	32	32
Advisory Fees Paid, Amount		$ 74,383
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$15,190,432
# of Portfolio Holdings	32
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$74,383

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Aerospace & Defense	51.9%
Electronic Equipment, Instruments & Components	12.3%
Energy Equipment & Services	7.4%
Machinery	6.2%
Professional Services	6.0%
Industrial Conglomerates	4.4%
Diversified Telecommunication Services	4.2%
Semiconductors & Semiconductor Equipment	2.6%
Containers & Packaging	2.4%
Communications Equipment	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Oceaneering International, Inc.	4.6%
Rocket Lab USA, Inc.	4.4%
L3Harris Technologies, Inc.	4.4%
Honeywell International, Inc.	4.4%
Northrop Grumman Corp.	4.4%
Lockheed Martin Corp.	4.4%
Boeing Co.	4.3%
Moog, Inc., A	4.3%
HEICO Corp.	4.3%
Teledyne Technologies, Inc.	4.2%

Material Fund Change [Text Block]
C000220766
Shareholder Report [Line Items]
Fund Name		SPDR S&P 500 ESG ETF
Trading Symbol		EFIV
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P 500 ESG ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 500 ESG ETF	$11	0.10%

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (the “Fed”) and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies. The reporting period began just after the so-called “Magnificent Seven” stocks began dominating U.S. market returns, thereby earning their catchy moniker. But these seven tech mega-caps—Alphabet Inc, Amazon.com Inc, Apple Inc, Meta Platforms Inc, Microsoft Corp, NVIDIA Corp. and Tesla Inc.—lost some of their shine when in aggregate, they alongside the rest of the market pulled back in the third quarter of 2023. Uncertainty surrounding economic growth, inflation and the Fed’s stance on the direction of rates rattled some investors who feared that the Fed would keep rates higher for longer, cutting into economic growth more than was necessary to curtail inflation. U.S. markets continued to be strong in 2024 as Meta, NVIDIA and Amazon.com had near-record gains in February after strong earnings numbers.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	EFIV	S&P 500 Index	S&P 500 ESG Index
6/30/20	$10,000	$10,000	$10,000
7/31/20	$10,205	$10,110	$10,120
8/31/20	$11,005	$10,837	$10,920
9/30/20	$10,530	$10,425	$10,451
10/31/20	$10,256	$10,148	$10,165
11/30/20	$11,329	$11,259	$11,233
12/31/20	$11,704	$11,692	$11,614
1/31/21	$11,612	$11,573	$11,527
2/28/21	$11,877	$11,893	$11,787
3/31/21	$12,426	$12,413	$12,328
4/30/21	$13,147	$13,076	$13,045
5/31/21	$13,201	$13,167	$13,098
6/30/21	$13,557	$13,475	$13,465
7/31/21	$13,891	$13,795	$13,794
8/31/21	$14,322	$14,214	$14,225
9/30/21	$13,644	$13,553	$13,558
10/31/21	$14,784	$14,503	$14,688
11/30/21	$14,810	$14,402	$14,709
12/31/21	$15,402	$15,048	$15,306
1/31/22	$14,643	$14,269	$14,556
2/28/22	$14,256	$13,842	$14,173
3/31/22	$14,803	$14,356	$14,710
4/30/22	$13,447	$13,104	$13,363
5/31/22	$13,501	$13,128	$13,414
6/30/22	$12,419	$12,044	$12,338
7/31/22	$13,526	$13,155	$13,446
8/31/22	$12,940	$12,618	$12,873
9/30/22	$11,710	$11,456	$11,638
10/31/22	$12,737	$12,384	$12,670
11/30/22	$13,449	$13,076	$13,387
12/31/22	$12,667	$12,322	$12,601
1/31/23	$13,489	$13,097	$13,421
2/28/23	$13,106	$12,777	$13,044
3/31/23	$13,680	$13,246	$13,620
4/30/23	$13,956	$13,453	$13,887
5/31/23	$14,096	$13,511	$14,022
6/30/23	$14,990	$14,404	$14,928
7/31/23	$15,521	$14,867	$15,451
8/31/23	$15,274	$14,630	$15,206
9/30/23	$14,508	$13,933	$14,442
10/31/23	$14,242	$13,640	$14,181
11/30/23	$15,536	$14,885	$15,469
12/31/23	$16,199	$15,562	$16,128
1/31/24	$16,440	$15,823	$16,375
2/29/24	$17,255	$16,668	$17,198
3/31/24	$17,829	$17,204	$17,771
4/30/24	$17,187	$16,503	$17,121
5/31/24	$18,123	$17,322	$18,051
6/30/24	$18,740	$17,943	$18,674

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 7/27/20
EFIV	24.95%	17.10%
S&P 500 Index	24.56%	16.03%
S&P 500 ESG Index	25.09%	17.24%

Performance Inception Date					Jul. 27, 2020
AssetsNet	$ 1,284,451,056	$ 1,284,451,056	$ 1,284,451,056	$ 1,284,451,056	$ 1,284,451,056	$ 1,284,451,056	$ 1,284,451,056	$ 1,284,451,056	$ 1,284,451,056
Holdings Count | Holding	322	322	322	322	322	322	322	322	322
Advisory Fees Paid, Amount		$ 1,069,556
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,284,451,056
# of Portfolio Holdings	322
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$1,069,556

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	12.8%
Software	11.6%
Technology Hardware, Storage & Peripherals	9.4%
Interactive Media & Services	5.9%
Banks	4.9%
Pharmaceuticals	4.1%
Oil, Gas & Consumable Fuels	3.9%
Financial Services	3.1%
Health Care Providers & Services	2.8%
Consumer Staples Distribution & Retail	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	10.0%
NVIDIA Corp.	9.1%
Apple, Inc.	9.1%
Alphabet, Inc.	5.9%
Eli Lilly & Co.	2.2%
JPMorgan Chase & Co.	1.8%
Tesla, Inc.	1.7%
Exxon Mobil Corp.	1.6%
UnitedHealth Group, Inc.	1.4%
Visa, Inc., A	1.2%

Material Fund Change [Text Block]
C000231370
Shareholder Report [Line Items]
Fund Name		SPDR S&P SmallCap 600 ESG ETF
Trading Symbol		ESIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P SmallCap 600 ESG ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P SmallCap 600 ESG ETF	$13	0.12%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the period.

Over the past year, the S&P 600 ESG Index has outperformed the S&P 600 Index by 2.81%. Most of this outperformance was explained by overweights to Information Technology securities and Industrials.

During the Reported Period Financials, Industrials and Materials were the best performing sectors in the fund, while Utilities, Communication Services and Health Care were the bottom performers. From a single security level contribution, Abercrombie and Fitch was the best performing stock in the portfolio, followed by Powell Industries and Hibbett Inc. Forward Air Corporation was the worst performing security, followed by TTEC Holdings and iRobot Corp.

The fund did not invest in any derivative during the reported period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	ESIX	S&P 500 Index	S&P SmallCap 600 ESG Index
01/10/22	$10,000	$10,000	$10,000
01/31/22	$9,403	$9,673	$9,448
02/28/22	$9,552	$9,383	$9,594
03/31/22	$9,581	$9,732	$9,655
04/30/22	$8,875	$8,883	$8,950
05/31/22	$9,035	$8,899	$9,118
06/30/22	$8,246	$8,165	$8,330
07/31/22	$9,105	$8,918	$9,182
08/31/22	$8,682	$8,554	$8,750
09/30/22	$7,833	$7,766	$7,896
10/31/22	$8,807	$8,395	$8,878
11/30/22	$9,130	$8,864	$9,215
12/31/22	$8,543	$8,353	$8,619
01/31/23	$9,311	$8,878	$9,392
02/28/23	$9,235	$8,662	$9,314
03/31/23	$8,754	$8,980	$8,827
04/30/23	$8,484	$9,120	$8,559
05/31/23	$8,348	$9,159	$8,440
06/30/23	$9,044	$9,765	$9,124
07/31/23	$9,564	$10,078	$9,648
08/31/23	$9,199	$9,918	$9,283
09/30/23	$8,685	$9,445	$8,764
10/31/23	$8,232	$9,246	$8,306
11/30/23	$8,859	$10,091	$8,957
12/31/23	$10,050	$10,549	$10,147
01/31/24	$9,693	$10,727	$9,788
02/29/24	$10,033	$11,299	$10,146
03/31/24	$10,355	$11,663	$10,456
04/30/24	$9,809	$11,188	$9,912
05/31/24	$10,294	$11,743	$10,403
06/30/24	$10,061	$12,165	$10,170

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 1/10/22
ESIX	11.29%	0.51%
S&P 500 Index	24.56%	8.25%
S&P SmallCap 600 ESG Index	11.47%	0.69%

Performance Inception Date				Jan. 10, 2022
AssetsNet	$ 5,073,139	$ 5,073,139	$ 5,073,139	$ 5,073,139	$ 5,073,139	$ 5,073,139	$ 5,073,139	$ 5,073,139	$ 5,073,139
Holdings Count | Holding	399	399	399	399	399	399	399	399	399
Advisory Fees Paid, Amount		$ 5,581
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$5,073,139
# of Portfolio Holdings	399
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$5,581

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	9.1%
Machinery	5.7%
Specialty Retail	4.8%
Electronic Equipment, Instruments & Components	4.7%
Software	3.8%
Household Durables	3.7%
Health Care Equipment & Supplies	3.7%
Semiconductors & Semiconductor Equipment	3.2%
Financial Services	3.0%
Chemicals	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Abercrombie & Fitch Co., A	1.1%
Fabrinet	1.1%
Ensign Group, Inc.	0.9%
SPS Commerce, Inc.	0.8%
ATI, Inc.	0.8%
SPX Technologies, Inc.	0.8%
Mueller Industries, Inc.	0.8%
Glaukos Corp.	0.7%
Meritage Homes Corp.	0.7%
Insight Enterprises, Inc.	0.7%

Material Fund Change [Text Block]
C000235432
Shareholder Report [Line Items]
Fund Name		SPDR MSCI USA Climate Paris Aligned ETF
Trading Symbol		NZUS
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR MSCI USA Climate Paris Aligned ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA Climate Paris Aligned ETF	$11	0.10%

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. markets closed the calendar year of 2023 with a rally, supported by prospects of rate cuts in 2024 and encouraging Q3 2023 earnings. This rally continued in to the first calendar quarter of 2024. Communications services fared the best with strong returns by Meta, Walt Disney and Netflix. Information Technology was also a stand out with a strong rally in Nvidia Corp. The AI theme was one of the key tailwinds in Q1 and Q2 of 2024, helping to drive select big tech outperformance. US.. equity markets moved higher in May and June of 2024, posting strong returns as corporate earnings results outweighed fears that the U.S. Federal Reserve (the “Fed”) might delay rate cuts until later in 2024.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	NZUS	S&P 500 Index	MSCI USA Climate Paris Aligned Index
04/21/22	$10,000	$10,000	$10,000
04/30/22	$9,266	$9,674	$9,413
05/31/22	$9,188	$9,692	$9,335
06/30/22	$8,501	$8,892	$8,633
07/31/22	$9,406	$9,712	$9,557
08/31/22	$8,938	$9,316	$9,083
09/30/22	$8,098	$8,458	$8,226
10/31/22	$8,668	$9,142	$8,805
11/30/22	$9,132	$9,653	$9,282
12/31/22	$8,561	$9,097	$8,700
01/31/23	$9,184	$9,669	$9,336
02/28/23	$8,990	$9,433	$9,140
03/31/23	$9,344	$9,779	$9,503
04/30/23	$9,439	$9,932	$9,598
05/31/23	$9,567	$9,975	$9,727
06/30/23	$10,213	$10,634	$10,393
07/31/23	$10,528	$10,976	$10,709
08/31/23	$10,374	$10,801	$10,552
09/30/23	$9,786	$10,286	$9,954
10/31/23	$9,507	$10,070	$9,673
11/30/23	$10,519	$10,989	$10,688
12/31/23	$11,064	$11,488	$11,242
01/31/24	$11,175	$11,682	$11,359
02/29/24	$11,748	$12,305	$11,956
03/31/24	$11,984	$12,701	$12,194
04/30/24	$11,385	$12,183	$11,584
05/31/24	$12,033	$12,789	$12,236
06/30/24	$12,528	$13,247	$12,742

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 4/21/22
NZUS	22.61%	11.64%
S&P 500 Index	24.56%	13.69%
MSCI USA Climate Paris Aligned Index	22.60%	11.69%

Performance Inception Date			Apr. 21, 2022
AssetsNet	$ 2,438,973	$ 2,438,973	$ 2,438,973	$ 2,438,973	$ 2,438,973	$ 2,438,973	$ 2,438,973	$ 2,438,973	$ 2,438,973
Holdings Count | Holding	254	254	254	254	254	254	254	254	254
Advisory Fees Paid, Amount		$ 68,723
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,438,973
# of Portfolio Holdings	254
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$68,723

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Common Stocks	99.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.8%
NVIDIA Corp.	7.2%
Apple, Inc.	6.9%
Alphabet, Inc.	3.9%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.4%
Eli Lilly & Co.	2.1%
Tesla, Inc.	1.9%
Broadcom, Inc.	1.7%
Visa, Inc., A	1.6%

Material Fund Change [Text Block]
C000019026
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio S&P 1500 Composite Stock Market ETF
Trading Symbol		SPTM
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio S&P 1500 Composite Stock Market ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 1500 Composite Stock Market ETF	$3	0.03%

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. A.I.-related semiconductor stocks continued to surge, revealing the investor belief that A.I. represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. These and the Magnificent Seven once again pulled the market up with them into the end of the reporting period, ultimately producing strong net gains for the year. The Fund used equity index futures in order to equitize cash and accruals during the reporting period. The Fund’s use of futures helped the Fund track the Index.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPTM	S&P 500 Index	S&P Composite 1500 Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,810	$9,838	$9,803
8/31/14	$10,217	$10,245	$10,214
9/30/14	$10,012	$10,065	$10,001
10/31/14	$10,275	$10,311	$10,276
11/30/14	$10,541	$10,581	$10,525
12/31/14	$10,529	$10,557	$10,525
1/31/15	$10,239	$10,267	$10,232
2/28/15	$10,834	$10,860	$10,825
3/31/15	$10,715	$10,725	$10,715
4/30/15	$10,767	$10,801	$10,763
5/31/15	$10,907	$10,942	$10,912
6/30/15	$10,721	$10,737	$10,729
7/31/15	$10,904	$10,944	$10,909
8/31/15	$10,254	$10,285	$10,250
9/30/15	$9,946	$10,003	$9,952
10/31/15	$10,740	$10,813	$10,738
11/30/15	$10,793	$10,849	$10,797
12/31/15	$10,585	$10,653	$10,576
1/31/16	$9,990	$10,080	$9,979
2/29/16	$10,005	$10,077	$9,976
3/31/16	$10,705	$10,780	$10,678
4/30/16	$10,756	$10,838	$10,744
5/31/16	$10,950	$11,027	$10,937
6/30/16	$10,966	$11,053	$10,960
7/31/16	$11,417	$11,474	$11,395
8/31/16	$11,437	$11,489	$11,424
9/30/16	$11,441	$11,498	$11,443
10/31/16	$11,201	$11,274	$11,196
11/30/16	$11,723	$11,718	$11,697
12/31/16	$11,950	$11,938	$11,925
1/31/17	$12,167	$12,178	$12,149
2/28/17	$12,608	$12,650	$12,601
3/31/17	$12,625	$12,657	$12,610
4/30/17	$12,760	$12,791	$12,744
5/31/17	$12,895	$12,955	$12,874
6/30/17	$13,011	$13,046	$12,990
7/31/17	$13,217	$13,304	$13,235
8/31/17	$13,249	$13,345	$13,260
9/30/17	$13,570	$13,630	$13,584
10/31/17	$13,875	$13,942	$13,880
11/30/17	$14,296	$14,374	$14,314
12/31/17	$14,468	$14,532	$14,460
1/31/18	$15,200	$15,317	$15,202
2/28/18	$14,633	$14,764	$14,646
3/31/18	$14,354	$14,426	$14,357
4/30/18	$14,428	$14,499	$14,436
5/31/18	$14,839	$14,869	$14,855
6/30/18	$14,921	$14,945	$14,941
7/31/18	$15,402	$15,461	$15,425
8/31/18	$15,937	$15,995	$15,973
9/30/18	$15,975	$16,067	$16,002
10/31/18	$14,801	$14,939	$14,825
11/30/18	$15,070	$15,237	$15,113
12/31/18	$13,701	$13,845	$13,691
1/31/19	$14,901	$15,032	$14,908
2/28/19	$15,442	$15,555	$15,445
3/31/19	$15,663	$15,829	$15,664
4/30/19	$16,291	$16,483	$16,300
5/31/19	$15,238	$15,441	$15,243
6/30/19	$16,318	$16,537	$16,327
7/31/19	$16,564	$16,789	$16,566
8/31/19	$16,206	$16,480	$16,218
9/30/19	$16,505	$16,767	$16,503
10/31/19	$16,864	$17,132	$16,864
11/30/19	$17,509	$17,785	$17,508
12/31/19	$18,002	$18,296	$18,014
1/31/20	$17,962	$18,315	$18,250
2/29/20	$16,483	$16,807	$16,727
3/31/20	$14,284	$14,731	$14,539
4/30/20	$16,127	$16,620	$16,413
5/31/20	$16,911	$17,411	$17,217
6/30/20	$17,246	$17,758	$17,559
7/31/20	$18,226	$18,759	$18,532
8/31/20	$19,465	$20,107	$19,813
9/30/20	$18,736	$19,343	$19,062
10/31/20	$18,332	$18,829	$18,627
11/30/20	$20,401	$20,890	$20,733
12/31/20	$21,220	$21,693	$21,586
1/31/21	$21,075	$21,474	$21,440
2/28/21	$21,740	$22,066	$22,111
3/31/21	$22,703	$23,033	$23,077
4/30/21	$23,873	$24,262	$24,276
5/31/21	$24,049	$24,431	$24,447
6/30/21	$24,533	$25,002	$24,955
7/31/21	$25,068	$25,596	$25,486
8/31/21	$25,803	$26,374	$26,239
9/30/21	$24,620	$25,147	$25,043
10/31/21	$26,307	$26,909	$26,759
11/30/21	$26,084	$26,723	$26,528
12/31/21	$27,270	$27,920	$27,726
1/31/22	$25,800	$26,475	$26,245
2/28/22	$25,122	$25,683	$25,547
3/31/22	$26,001	$26,636	$26,440
4/30/22	$23,775	$24,314	$24,164
5/31/22	$23,832	$24,358	$24,226
6/30/22	$21,853	$22,348	$22,206
7/31/22	$23,872	$24,408	$24,277
8/31/22	$22,908	$23,413	$23,299
9/30/22	$20,807	$21,256	$21,150
10/31/22	$22,544	$22,977	$22,913
11/30/22	$23,786	$24,261	$24,193
12/31/22	$22,425	$22,864	$22,796
1/31/23	$23,890	$24,300	$24,286
2/28/23	$23,314	$23,707	$23,710
3/31/23	$24,017	$24,578	$24,428
4/30/23	$24,340	$24,961	$24,751
5/31/23	$24,395	$25,070	$24,796
6/30/23	$26,035	$26,726	$26,478
7/31/23	$26,909	$27,585	$27,357
8/31/23	$26,443	$27,146	$26,884
9/30/23	$25,179	$25,852	$25,587
10/31/23	$24,572	$25,308	$24,978
11/30/23	$26,803	$27,619	$27,246
12/31/23	$28,148	$28,874	$28,601
1/31/24	$28,514	$29,359	$28,984
2/29/24	$30,000	$30,927	$30,527
3/31/24	$31,023	$31,922	$31,550
4/30/24	$29,727	$30,619	$30,214
5/31/24	$31,197	$32,138	$31,704
6/30/24	$32,167	$33,292	$32,705

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPTM	23.52%	14.53%	12.39%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Composite 1500 Index	23.52%	14.56%	12.41%

AssetsNet	$ 8,578,278,357	$ 8,578,278,357	$ 8,578,278,357	$ 8,578,278,357	$ 8,578,278,357	$ 8,578,278,357	$ 8,578,278,357	$ 8,578,278,357	$ 8,578,278,357
Holdings Count | Holding	1,515	1,515	1,515	1,515	1,515	1,515	1,515	1,515	1,515
Advisory Fees Paid, Amount		$ 2,222,943
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$8,578,278,357
# of Portfolio Holdings	1,515
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$2,222,943

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	11.3%
Software	10.3%
Technology Hardware, Storage & Peripherals	6.5%
Interactive Media & Services	6.2%
Banks	4.2%
Broadline Retail	3.7%
Financial Services	3.7%
Pharmaceuticals	3.5%
Oil, Gas & Consumable Fuels	3.4%
Health Care Providers & Services	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	6.7%
NVIDIA Corp.	6.1%
Apple, Inc.	6.1%
Alphabet, Inc.	3.9%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.2%
Berkshire Hathaway, Inc., B	1.5%
Eli Lilly & Co.	1.4%
Broadcom, Inc.	1.4%
JPMorgan Chase & Co.	1.2%

Material Fund Change [Text Block]
C000019036
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio S&P 500 ETF
Trading Symbol		SPLG
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio S&P 500 ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 ETF	$2	0.02%

Effective August 1, 2023 the management fee was reduced from 0.03% to 0.02%.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent		0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was weak during the 1st quarter of the fiscal year as challenging inflation prints contributed to reduced optimism regarding the timing and magnitude of Federal Reserve rate cuts. These rate concerns combined with signs that growth was slowing led to the market’s decline during the 1st quarter. Conversely, the 2nd quarter of the fiscal year was marked by a dramatic change in returns as the S&P 500 gained over 11% during this period. This was driven by better growth, incremental progress on the inflation front and AI related optimism. The second half of the fiscal year continued the strong market returns from the second quarter. Though there were concerns regarding the stickiness of inflation during the early part of the period by the end of the period the market was convinced that real inflation progress was occurring especially in regard to the last mile of inflation. There were other signs most notably in the labor market that perhaps the Federal Reserve was going to pull of the challenging act of a soft landing. This combined with continued earnings growth and even increasing levels of AI related optimism led to the market appreciating by over 15% over the final 2 quarters of the fiscal year.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPLG	S&P 500 Index
6/30/14	$10,000	$10,000
7/31/14	$9,840	$9,838
8/31/14	$10,244	$10,245
9/30/14	$10,066	$10,065
10/31/14	$10,310	$10,311
11/30/14	$10,586	$10,581
12/31/14	$10,553	$10,557
1/31/15	$10,260	$10,267
2/28/15	$10,860	$10,860
3/31/15	$10,723	$10,725
4/30/15	$10,794	$10,801
5/31/15	$10,940	$10,942
6/30/15	$10,726	$10,737
7/31/15	$10,946	$10,944
8/31/15	$10,286	$10,285
9/30/15	$9,992	$10,003
10/31/15	$10,807	$10,813
11/30/15	$10,853	$10,849
12/31/15	$10,654	$10,653
1/31/16	$10,074	$10,080
2/29/16	$10,069	$10,077
3/31/16	$10,768	$10,780
4/30/16	$10,835	$10,838
5/31/16	$11,031	$11,027
6/30/16	$11,044	$11,053
7/31/16	$11,460	$11,474
8/31/16	$11,478	$11,489
9/30/16	$11,493	$11,498
10/31/16	$11,277	$11,274
11/30/16	$11,721	$11,718
12/31/16	$11,946	$11,938
1/31/17	$12,178	$12,178
2/28/17	$12,626	$12,650
3/31/17	$12,664	$12,657
4/30/17	$12,790	$12,791
5/31/17	$12,938	$12,955
6/30/17	$13,046	$13,046
7/31/17	$13,299	$13,304
8/31/17	$13,324	$13,345
9/30/17	$13,620	$13,630
10/31/17	$13,921	$13,942
11/30/17	$14,337	$14,374
12/31/17	$14,510	$14,532
1/31/18	$15,289	$15,317
2/28/18	$14,728	$14,764
3/31/18	$14,406	$14,426
4/30/18	$14,471	$14,499
5/31/18	$14,834	$14,869
6/30/18	$14,913	$14,945
7/31/18	$15,423	$15,461
8/31/18	$15,957	$15,995
9/30/18	$16,026	$16,067
10/31/18	$14,902	$14,939
11/30/18	$15,194	$15,237
12/31/18	$13,831	$13,845
1/31/19	$15,004	$15,032
2/28/19	$15,523	$15,555
3/31/19	$15,794	$15,829
4/30/19	$16,441	$16,483
5/31/19	$15,402	$15,441
6/30/19	$16,495	$16,537
7/31/19	$16,746	$16,789
8/31/19	$16,430	$16,480
9/30/19	$16,726	$16,767
10/31/19	$17,094	$17,132
11/30/19	$17,744	$17,785
12/31/19	$18,245	$18,296
1/31/20	$18,259	$18,315
2/29/20	$16,773	$16,807
3/31/20	$14,684	$14,731
4/30/20	$16,547	$16,620
5/31/20	$17,338	$17,411
6/30/20	$17,670	$17,758
7/31/20	$18,699	$18,759
8/31/20	$20,010	$20,107
9/30/20	$19,259	$19,343
10/31/20	$18,782	$18,829
11/30/20	$20,823	$20,890
12/31/20	$21,603	$21,693
1/31/21	$21,389	$21,474
2/28/21	$21,984	$22,066
3/31/21	$22,982	$23,033
4/30/21	$24,198	$24,262
5/31/21	$24,364	$24,431
6/30/21	$24,911	$25,002
7/31/21	$25,514	$25,596
8/31/21	$26,287	$26,374
9/30/21	$25,054	$25,147
10/31/21	$26,814	$26,909
11/30/21	$26,618	$26,723
12/31/21	$27,821	$27,920
1/31/22	$26,357	$26,475
2/28/22	$25,592	$25,683
3/31/22	$26,547	$26,636
4/30/22	$24,225	$24,314
5/31/22	$24,275	$24,358
6/30/22	$22,262	$22,348
7/31/22	$24,315	$24,408
8/31/22	$23,316	$23,413
9/30/22	$21,168	$21,256
10/31/22	$22,892	$22,977
11/30/22	$24,158	$24,261
12/31/22	$22,775	$22,864
1/31/23	$24,204	$24,300
2/28/23	$23,601	$23,707
3/31/23	$24,475	$24,578
4/30/23	$24,864	$24,961
5/31/23	$24,983	$25,070
6/30/23	$26,606	$26,726
7/31/23	$27,479	$27,585
8/31/23	$27,038	$27,146
9/30/23	$25,755	$25,852
10/31/23	$25,204	$25,308
11/30/23	$27,500	$27,619
12/31/23	$28,767	$28,874
1/31/24	$29,230	$29,359
2/29/24	$30,748	$30,927
3/31/24	$31,763	$31,922
4/30/24	$30,485	$30,619
5/31/24	$32,024	$32,138
6/30/24	$33,150	$33,292

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPLG	24.51%	14.97%	12.73%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 39,710,522,838	$ 39,710,522,838	$ 39,710,522,838	$ 39,710,522,838	$ 39,710,522,838	$ 39,710,522,838	$ 39,710,522,838	$ 39,710,522,838	$ 39,710,522,838
Holdings Count | Holding	506	506	506	506	506	506	506	506	506
Advisory Fees Paid, Amount		$ 5,525,776
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$39,710,522,838
# of Portfolio Holdings	506
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$5,525,776

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	12.0%
Software	11.0%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	6.7%
Banks	4.0%
Broadline Retail	3.9%
Financial Services	3.8%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	3.3%
Health Care Providers & Services	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Alphabet, Inc.	4.3%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc., B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 1, 2023 the management fee was reduced from 0.03% to 0.02%.
C000128125
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio S&P 600 Small Cap ETF
Trading Symbol		SPSM
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio S&P 600 Small Cap ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 600 Small Cap ETF	$3	0.03%

Effective August 1, 2023 the management fee was reduced from 0.05% to 0.03%.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact on the Fed regarding interest rate decisions. The first quarter of the reporting period started with Investors hope of Fed rate cuts based on positive economic indicators, but those hopes waned quickly as the S&P 600 Index ending up losing 5% in the quarter. In the fourth quarter of 2023, small cap Index gained 15% on the back of growing anticipation of potential policy easing and prospects of rate cuts in 2024. The small cap Index picked up another 2.5% in the following quarter based on macroeconomic data that continued to highlight a strong US economy. In the second quarter of 2024, the Fed held the interest rates steady and struck a hawkish tone in June that resulted in a decline of 3.1% of the S&P 600 Index for the second quarter of 2024. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were PHINIA Inc., e.l.f. Beauty, and Onto Innovation Inc. The top negative contributors to the Fund’s performance on an absolute basis during the reporting period were V.F. Corporation, Worthington Steel Inc., and Organon & Co.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPSM	S&P 500 Index	S&P SmallCap 600 Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,391	$9,838	$9,395
8/31/14	$9,851	$10,245	$9,861
9/30/14	$9,271	$10,065	$9,264
10/31/14	$9,881	$10,311	$9,875
11/30/14	$9,890	$10,581	$9,884
12/31/14	$10,164	$10,557	$10,165
1/31/15	$9,830	$10,267	$9,838
2/28/15	$10,416	$10,860	$10,422
3/31/15	$10,598	$10,725	$10,604
4/30/15	$10,333	$10,801	$10,333
5/31/15	$10,554	$10,942	$10,569
6/30/15	$10,652	$10,737	$10,649
7/31/15	$10,520	$10,944	$10,525
8/31/15	$9,873	$10,285	$9,863
9/30/15	$9,371	$10,003	$9,379
10/31/15	$9,910	$10,813	$9,908
11/30/15	$10,239	$10,849	$10,230
12/31/15	$9,720	$10,653	$9,717
1/31/16	$8,894	$10,080	$8,862
2/29/16	$8,877	$10,077	$8,862
3/31/16	$9,588	$10,780	$9,569
4/30/16	$9,739	$10,838	$9,719
5/31/16	$9,960	$11,027	$9,938
6/30/16	$9,964	$11,053	$9,932
7/31/16	$10,555	$11,474	$10,525
8/31/16	$10,734	$11,489	$10,711
9/30/16	$10,858	$11,498	$10,830
10/31/16	$10,355	$11,274	$10,316
11/30/16	$11,503	$11,718	$11,466
12/31/16	$11,828	$11,938	$11,787
1/31/17	$11,874	$12,178	$11,833
2/28/17	$12,105	$12,650	$12,061
3/31/17	$12,108	$12,657	$12,077
4/30/17	$12,240	$12,791	$12,210
5/31/17	$12,001	$12,955	$11,962
6/30/17	$12,399	$13,046	$12,376
7/31/17	$12,511	$13,304	$12,467
8/31/17	$12,353	$13,345	$12,309
9/30/17	$13,124	$13,630	$13,077
10/31/17	$13,238	$13,942	$13,188
11/30/17	$13,614	$14,374	$13,575
12/31/17	$13,632	$14,532	$13,503
1/31/18	$13,969	$15,317	$13,835
2/28/18	$13,383	$14,764	$13,259
3/31/18	$13,545	$14,426	$13,417
4/30/18	$13,685	$14,499	$13,534
5/31/18	$14,512	$14,869	$14,366
6/30/18	$14,671	$14,945	$14,537
7/31/18	$14,860	$15,461	$14,727
8/31/18	$15,510	$15,995	$15,375
9/30/18	$15,166	$16,067	$15,033
10/31/18	$13,566	$14,939	$13,454
11/30/18	$13,787	$15,237	$13,642
12/31/18	$12,121	$13,845	$12,005
1/31/19	$13,570	$15,032	$13,449
2/28/19	$14,211	$15,555	$14,086
3/31/19	$13,940	$15,829	$13,820
4/30/19	$14,408	$16,483	$14,283
5/31/19	$13,249	$15,441	$13,142
6/30/19	$14,184	$16,537	$14,077
7/31/19	$14,314	$16,789	$14,200
8/31/19	$13,636	$16,480	$13,519
9/30/19	$13,943	$16,767	$13,809
10/31/19	$14,273	$17,132	$14,133
11/30/19	$14,817	$17,785	$14,684
12/31/19	$15,247	$18,296	$15,130
1/31/20	$14,633	$18,315	$14,526
2/29/20	$13,248	$16,807	$13,131
3/31/20	$10,244	$14,731	$10,190
4/30/20	$11,558	$16,620	$11,484
5/31/20	$12,060	$17,411	$11,979
6/30/20	$12,512	$17,758	$12,426
7/31/20	$13,042	$18,759	$12,937
8/31/20	$13,544	$20,107	$13,453
9/30/20	$12,922	$19,343	$12,820
10/31/20	$13,266	$18,829	$13,151
11/30/20	$15,673	$20,890	$15,541
12/31/20	$16,968	$21,693	$16,834
1/31/21	$18,014	$21,474	$17,893
2/28/21	$19,396	$22,066	$19,262
3/31/21	$20,092	$23,033	$19,904
4/30/21	$20,456	$24,262	$20,310
5/31/21	$20,896	$24,431	$20,732
6/30/21	$20,958	$25,002	$20,801
7/31/21	$20,453	$25,596	$20,305
8/31/21	$20,860	$26,374	$20,714
9/30/21	$20,361	$25,147	$20,210
10/31/21	$21,057	$26,909	$20,902
11/30/21	$20,564	$26,723	$20,424
12/31/21	$21,496	$27,920	$21,349
1/31/22	$19,927	$26,475	$19,798
2/28/22	$20,204	$25,683	$20,075
3/31/22	$20,287	$26,636	$20,149
4/30/22	$18,709	$24,314	$18,575
5/31/22	$19,048	$24,358	$18,922
6/30/22	$17,425	$22,348	$17,305
7/31/22	$19,160	$24,408	$19,038
8/31/22	$18,325	$23,413	$18,203
9/30/22	$16,519	$21,256	$16,404
10/31/22	$18,574	$22,977	$18,433
11/30/22	$19,323	$24,261	$19,201
12/31/22	$18,030	$22,864	$17,912
1/31/23	$19,745	$24,300	$19,613
2/28/23	$19,496	$23,707	$19,372
3/31/23	$18,482	$24,578	$18,372
4/30/23	$17,978	$24,961	$17,862
5/31/23	$17,662	$25,070	$17,549
6/30/23	$19,119	$26,726	$18,993
7/31/23	$20,172	$27,585	$20,039
8/31/23	$19,330	$27,146	$19,210
9/30/23	$18,181	$25,852	$18,057
10/31/23	$17,133	$25,308	$17,022
11/30/23	$18,555	$27,619	$18,430
12/31/23	$20,926	$28,874	$20,788
1/31/24	$20,092	$29,359	$19,967
2/29/24	$20,757	$30,927	$20,631
3/31/24	$21,425	$31,922	$21,299
4/30/24	$20,242	$30,619	$20,104
5/31/24	$21,263	$32,138	$21,118
6/30/24	$20,770	$33,292	$20,637

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPSM	8.64%	7.91%	7.59%
S&P 500 Index	24.56%	15.05%	12.86%
S&P SmallCap 600 Index	8.66%	7.95%	7.59%

AssetsNet	$ 10,221,763,681	$ 10,221,763,681	$ 10,221,763,681	$ 10,221,763,681	$ 10,221,763,681	$ 10,221,763,681	$ 10,221,763,681	$ 10,221,763,681	$ 10,221,763,681
Holdings Count | Holding	609	609	609	609	609	609	609	609	609
Advisory Fees Paid, Amount		$ 2,878,149
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$10,221,763,681
# of Portfolio Holdings	609
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$2,878,149

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	9.1%
Machinery	4.7%
Specialty Retail	4.6%
Electronic Equipment, Instruments & Components	4.2%
Software	4.0%
Health Care Equipment & Supplies	3.1%
Health Care Providers & Services	3.1%
Household Durables	3.0%
Semiconductors & Semiconductor Equipment	2.9%
Oil, Gas & Consumable Fuels	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Abercrombie & Fitch Co., A	0.8%
Fabrinet	0.7%
Ensign Group, Inc.	0.6%
SPS Commerce, Inc.	0.6%
ATI, Inc.	0.6%
Comerica, Inc.	0.6%
Robert Half, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Mueller Industries, Inc.	0.5%
Glaukos Corp.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 1, 2023 the management fee was reduced from 0.05% to 0.03%.
C000019037
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio S&P 500 Growth ETF
Trading Symbol		SPYG
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio S&P 500 Growth ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 Growth ETF	$5	0.04%

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. October’s economic data had spooked investors. However, things took a turn by November – inflation softened and the U.S. Federal Reserve (the “Fed”) Chair’s supportive comments shored up investor sentiment. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The AI theme was a key tailwind in Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPYG	S&P 500 Index	S&P 500 Growth Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,878	$9,838	$9,876
8/31/14	$10,308	$10,245	$10,305
9/30/14	$10,200	$10,065	$10,192
10/31/14	$10,487	$10,311	$10,492
11/30/14	$10,812	$10,581	$10,811
12/31/14	$10,703	$10,557	$10,708
1/31/15	$10,521	$10,267	$10,529
2/28/15	$11,152	$10,860	$11,159
3/31/15	$10,965	$10,725	$10,973
4/30/15	$11,014	$10,801	$11,025
5/31/15	$11,210	$10,942	$11,222
6/30/15	$10,995	$10,737	$11,007
7/31/15	$11,398	$10,944	$11,406
8/31/15	$10,696	$10,285	$10,712
9/30/15	$10,450	$10,003	$10,476
10/31/15	$11,447	$10,813	$11,460
11/30/15	$11,458	$10,849	$11,474
12/31/15	$11,272	$10,653	$11,300
1/31/16	$10,700	$10,080	$10,730
2/29/16	$10,620	$10,077	$10,645
3/31/16	$11,333	$10,780	$11,360
4/30/16	$11,185	$10,838	$11,318
5/31/16	$11,481	$11,027	$11,621
6/30/16	$11,452	$11,053	$11,579
7/31/16	$11,971	$11,474	$12,117
8/31/16	$11,936	$11,489	$12,082
9/30/16	$11,986	$11,498	$12,130
10/31/16	$11,732	$11,274	$11,873
11/30/16	$11,879	$11,718	$12,018
12/31/16	$12,047	$11,938	$12,189
1/31/17	$12,396	$12,178	$12,553
2/28/17	$12,898	$12,650	$13,064
3/31/17	$13,057	$12,657	$13,227
4/30/17	$13,312	$12,791	$13,485
5/31/17	$13,690	$12,955	$13,867
6/30/17	$13,625	$13,046	$13,813
7/31/17	$13,991	$13,304	$14,173
8/31/17	$14,185	$13,345	$14,383
9/30/17	$14,340	$13,630	$14,543
10/31/17	$14,811	$13,942	$15,020
11/30/17	$15,222	$14,374	$15,443
12/31/17	$15,327	$14,532	$15,533
1/31/18	$16,428	$15,317	$16,656
2/28/18	$16,084	$14,764	$16,319
3/31/18	$15,620	$14,426	$15,833
4/30/18	$15,652	$14,499	$15,877
5/31/18	$16,333	$14,869	$16,565
6/30/18	$16,420	$14,945	$16,664
7/31/18	$16,990	$15,461	$17,237
8/31/18	$17,813	$15,995	$18,080
9/30/18	$17,947	$16,067	$18,211
10/31/18	$16,495	$14,939	$16,740
11/30/18	$16,736	$15,237	$16,997
12/31/18	$15,318	$13,845	$15,532
1/31/19	$16,456	$15,032	$16,698
2/28/19	$17,127	$15,555	$17,381
3/31/19	$17,590	$15,829	$17,854
4/30/19	$18,283	$16,483	$18,566
5/31/19	$17,321	$15,441	$17,584
6/30/19	$18,374	$16,537	$18,668
7/31/19	$18,598	$16,789	$18,884
8/31/19	$18,455	$16,480	$18,749
9/30/19	$18,518	$16,767	$18,803
10/31/19	$18,844	$17,132	$19,131
11/30/19	$19,492	$17,785	$19,787
12/31/19	$20,047	$18,296	$20,367
1/31/20	$20,498	$18,315	$20,830
2/29/20	$19,100	$16,807	$19,340
3/31/20	$17,144	$14,731	$17,413
4/30/20	$19,606	$16,620	$19,930
5/31/20	$20,770	$17,411	$21,115
6/30/20	$21,617	$17,758	$21,982
7/31/20	$23,154	$18,759	$23,519
8/31/20	$25,334	$20,107	$25,770
9/30/20	$24,155	$19,343	$24,565
10/31/20	$23,451	$18,829	$23,808
11/30/20	$25,715	$20,890	$26,118
12/31/20	$26,729	$21,693	$27,184
1/31/21	$26,592	$21,474	$27,046
2/28/21	$26,594	$22,066	$27,046
3/31/21	$27,328	$23,033	$27,761
4/30/21	$29,208	$24,262	$29,668
5/31/21	$28,936	$24,431	$29,403
6/30/21	$30,558	$25,002	$31,074
7/31/21	$31,732	$25,596	$32,252
8/31/21	$33,047	$26,374	$33,600
9/30/21	$31,116	$25,147	$31,654
10/31/21	$33,955	$26,909	$34,529
11/30/21	$34,431	$26,723	$35,019
12/31/21	$35,296	$27,920	$35,886
1/31/22	$32,313	$26,475	$32,882
2/28/22	$30,867	$25,683	$31,404
3/31/22	$32,274	$26,636	$32,803
4/30/22	$28,219	$24,314	$28,709
5/31/22	$27,848	$24,358	$28,320
6/30/22	$25,563	$22,348	$25,975
7/31/22	$28,817	$24,408	$29,307
8/31/22	$27,269	$23,413	$27,742
9/30/22	$24,562	$21,256	$24,973
10/31/22	$25,663	$22,977	$26,095
11/30/22	$26,952	$24,261	$27,424
12/31/22	$24,910	$22,864	$25,334
1/31/23	$26,311	$24,300	$26,759
2/28/23	$25,787	$23,707	$26,240
3/31/23	$27,296	$24,578	$27,775
4/30/23	$27,696	$24,961	$28,171
5/31/23	$28,394	$25,070	$28,874
6/30/23	$30,176	$26,726	$30,716
7/31/23	$31,114	$27,585	$31,652
8/31/23	$30,914	$27,146	$31,455
9/30/23	$29,416	$25,852	$29,922
10/31/23	$28,699	$25,308	$29,201
11/30/23	$31,208	$27,619	$31,762
12/31/23	$32,379	$28,874	$32,943
1/31/24	$33,295	$29,359	$33,895
2/29/24	$35,706	$30,927	$36,368
3/31/24	$36,468	$31,922	$37,143
4/30/24	$35,057	$30,619	$35,692
5/31/24	$37,403	$32,138	$38,049
6/30/24	$39,987	$33,292	$40,705

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPYG	32.45%	16.81%	14.86%
S&P 500 Index	24.56%	15.05%	12.86%
S&P 500 Growth Index	32.52%	16.87%	14.97%

AssetsNet	$ 28,915,787,995	$ 28,915,787,995	$ 28,915,787,995	$ 28,915,787,995	$ 28,915,787,995	$ 28,915,787,995	$ 28,915,787,995	$ 28,915,787,995	$ 28,915,787,995
Holdings Count | Holding	233	233	233	233	233	233	233	233	233
Advisory Fees Paid, Amount		$ 8,754,713
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$28,915,787,995
# of Portfolio Holdings	233
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$8,754,713

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Software	19.0%
Semiconductors & Semiconductor Equipment	18.6%
Interactive Media & Services	11.8%
Technology Hardware, Storage & Peripherals	11.7%
Broadline Retail	4.5%
Pharmaceuticals	3.5%
Hotels, Restaurants & Leisure	2.5%
Financial Services	2.4%
Automobiles	2.2%
Specialty Retail	1.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	12.6%
NVIDIA Corp.	11.5%
Apple, Inc.	11.5%
Alphabet, Inc.	7.4%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc.	4.4%
Eli Lilly & Co.	2.9%
Broadcom, Inc.	2.8%
Tesla, Inc.	2.2%
Netflix, Inc.	1.1%

Material Fund Change [Text Block]
C000019038
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio S&P 500 Value ETF
Trading Symbol		SPYV
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio S&P 500 Value ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 Value ETF	$4	0.04%

Expenses Paid, Amount		$ 4
Expense Ratio, Percent		0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. October’s economic data had spooked investors. However, things took a turn by November – inflation softened and the U.S. Federal Reserve (the “Fed”) Chair’s supportive comments shored up investor sentiment. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The AI theme was a key tailwind in Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPYV	S&P 500 Index	S&P 500 Value Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,857	$9,838	$9,847
8/31/14	$10,200	$10,245	$10,203
9/30/14	$10,033	$10,065	$10,025
10/31/14	$10,213	$10,311	$10,214
11/30/14	$10,461	$10,581	$10,447
12/31/14	$10,504	$10,557	$10,504
1/31/15	$10,021	$10,267	$10,038
2/28/15	$10,581	$10,860	$10,589
3/31/15	$10,427	$10,725	$10,432
4/30/15	$10,569	$10,801	$10,588
5/31/15	$10,655	$10,942	$10,666
6/30/15	$10,444	$10,737	$10,457
7/31/15	$10,488	$10,944	$10,497
8/31/15	$9,859	$10,285	$9,869
9/30/15	$9,580	$10,003	$9,594
10/31/15	$10,285	$10,813	$10,296
11/30/15	$10,346	$10,849	$10,349
12/31/15	$10,161	$10,653	$10,175
1/31/16	$9,656	$10,080	$9,678
2/29/16	$9,713	$10,077	$9,732
3/31/16	$10,380	$10,780	$10,398
4/30/16	$10,597	$10,838	$10,618
5/31/16	$10,693	$11,027	$10,714
6/30/16	$10,790	$11,053	$10,810
7/31/16	$11,075	$11,474	$11,104
8/31/16	$11,141	$11,489	$11,169
9/30/16	$11,102	$11,498	$11,128
10/31/16	$10,937	$11,274	$10,960
11/30/16	$11,636	$11,718	$11,650
12/31/16	$11,922	$11,938	$11,946
1/31/17	$11,998	$12,178	$12,025
2/28/17	$12,444	$12,650	$12,488
3/31/17	$12,295	$12,657	$12,340
4/30/17	$12,290	$12,791	$12,331
5/31/17	$12,257	$12,955	$12,291
6/30/17	$12,478	$13,046	$12,525
7/31/17	$12,661	$13,304	$12,697
8/31/17	$12,493	$13,345	$12,549
9/30/17	$12,906	$13,630	$12,961
10/31/17	$13,056	$13,942	$13,110
11/30/17	$13,499	$14,374	$13,554
12/31/17	$13,734	$14,532	$13,781
1/31/18	$14,291	$15,317	$14,353
2/28/18	$13,505	$14,764	$13,566
3/31/18	$13,235	$14,426	$13,289
4/30/18	$13,298	$14,499	$13,356
5/31/18	$13,334	$14,869	$13,391
6/30/18	$13,419	$14,945	$13,475
7/31/18	$13,958	$15,461	$14,021
8/31/18	$14,144	$15,995	$14,211
9/30/18	$14,200	$16,067	$14,265
10/31/18	$13,438	$14,939	$13,505
11/30/18	$13,789	$15,237	$13,861
12/31/18	$12,498	$13,845	$12,547
1/31/19	$13,561	$15,032	$13,623
2/28/19	$13,860	$15,555	$13,929
3/31/19	$14,004	$15,829	$14,077
4/30/19	$14,578	$16,483	$14,658
5/31/19	$13,479	$15,441	$13,548
6/30/19	$14,564	$16,537	$14,643
7/31/19	$14,820	$16,789	$14,901
8/31/19	$14,429	$16,480	$14,515
9/30/19	$14,978	$16,767	$15,058
10/31/19	$15,377	$17,132	$15,457
11/30/19	$15,967	$17,785	$16,053
12/31/19	$16,455	$18,296	$16,553
1/31/20	$16,021	$18,315	$16,117
2/29/20	$14,532	$16,807	$14,584
3/31/20	$12,294	$14,731	$12,359
4/30/20	$13,596	$16,620	$13,682
5/31/20	$14,022	$17,411	$14,119
6/30/20	$13,895	$17,758	$13,984
7/31/20	$14,414	$18,759	$14,496
8/31/20	$14,922	$20,107	$15,015
9/30/20	$14,564	$19,343	$14,655
10/31/20	$14,292	$18,829	$14,362
11/30/20	$16,126	$20,890	$16,211
12/31/20	$16,669	$21,693	$16,778
1/31/21	$16,407	$21,474	$16,513
2/28/21	$17,386	$22,066	$17,490
3/31/21	$18,489	$23,033	$18,585
4/30/21	$19,167	$24,262	$19,279
5/31/21	$19,628	$24,431	$19,744
6/30/21	$19,388	$25,002	$19,513
7/31/21	$19,545	$25,596	$19,667
8/31/21	$19,878	$26,374	$20,006
9/30/21	$19,216	$25,147	$19,348
10/31/21	$20,103	$26,909	$20,236
11/30/21	$19,443	$26,723	$19,577
12/31/21	$20,817	$27,920	$20,956
1/31/22	$20,465	$26,475	$20,616
2/28/22	$20,177	$25,683	$20,320
3/31/22	$20,777	$26,636	$20,922
4/30/22	$19,769	$24,314	$19,904
5/31/22	$20,095	$24,358	$20,229
6/30/22	$18,446	$22,348	$18,562
7/31/22	$19,527	$24,408	$19,659
8/31/22	$18,969	$23,413	$19,100
9/30/22	$17,377	$21,256	$17,482
10/31/22	$19,365	$22,977	$19,493
11/30/22	$20,519	$24,261	$20,667
12/31/22	$19,725	$22,864	$19,859
1/31/23	$21,099	$24,300	$21,249
2/28/23	$20,461	$23,707	$20,616
3/31/23	$20,732	$24,578	$20,886
4/30/23	$21,096	$24,961	$21,244
5/31/23	$20,699	$25,070	$20,839
6/30/23	$22,107	$26,726	$22,272
7/31/23	$22,870	$27,585	$23,032
8/31/23	$22,235	$27,146	$22,401
9/30/23	$21,216	$25,852	$21,361
10/31/23	$20,846	$25,308	$20,992
11/30/23	$22,831	$27,619	$23,001
12/31/23	$24,103	$28,874	$24,273
1/31/24	$24,160	$29,359	$24,346
2/29/24	$24,873	$30,927	$25,087
3/31/24	$26,012	$31,922	$26,228
4/30/24	$24,908	$30,619	$25,101
5/31/24	$25,666	$32,138	$25,849
6/30/24	$25,483	$33,292	$25,681

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPYV	15.23%	11.83%	9.80%
S&P 500 Index	24.56%	15.05%	12.86%
S&P 500 Value Index	15.29%	11.89%	9.89%

AssetsNet	$ 21,456,649,059	$ 21,456,649,059	$ 21,456,649,059	$ 21,456,649,059	$ 21,456,649,059	$ 21,456,649,059	$ 21,456,649,059	$ 21,456,649,059	$ 21,456,649,059
Holdings Count | Holding	440	440	440	440	440	440	440	440	440
Advisory Fees Paid, Amount		$ 7,540,099
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$21,456,649,059
# of Portfolio Holdings	440
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$7,540,099

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	9.4%
Oil, Gas & Consumable Fuels	6.1%
Financial Services	6.0%
Health Care Providers & Services	4.6%
Pharmaceuticals	4.3%
Health Care Equipment & Supplies	3.8%
Insurance	3.6%
Consumer Staples Distribution & Retail	3.6%
Semiconductors & Semiconductor Equipment	3.5%
Electric Utilities	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Berkshire Hathaway, Inc., B	3.8%
JPMorgan Chase & Co.	3.0%
Exxon Mobil Corp.	2.7%
Johnson & Johnson	1.8%
UnitedHealth Group, Inc.	1.5%
Walmart, Inc.	1.5%
Bank of America Corp.	1.4%
Chevron Corp.	1.4%
Procter & Gamble Co.	1.2%
Costco Wholesale Corp.	1.1%

Material Fund Change [Text Block]
C000160602
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio S&P 500 High Dividend ETF
Trading Symbol		SPYD
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio S&P 500 High Dividend ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 High Dividend ETF	$7	0.07%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And markets continued to be dominated by the so-called “Magnificent Seven”, consisting of Alphabet Inc, Amazon.com Inc, Apple Inc, Meta Platforms Inc, Microsoft Corp, NVIDIA Corp and Tesla Inc.

Compared with the S&P 500, which returned 24.56% during the reporting period, the Fund underperformed. Stocks with high dividend yields usually have substantial overlap with value stocks, and because these value stocks were significantly outperformed by growth stocks which comprised securities such as the A.I.-related tech and semiconductor companies, as well as the Magnificent Seven, their relative performance suffered. As a result, the Fund’s strategy underperformed the broader market during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPYD	S&P 500 Index	S&P 500 High Dividend Index
10/21/15	$10,000	$10,000	$10,000
10/31/15	$10,007	$10,302	$10,007
11/30/15	$9,917	$10,336	$9,913
12/31/15	$9,839	$10,150	$9,843
1/31/16	$9,728	$9,604	$9,735
2/29/16	$10,031	$9,601	$10,030
3/31/16	$10,957	$10,270	$10,957
4/30/16	$11,090	$10,326	$11,103
5/31/16	$11,104	$10,506	$11,109
6/30/16	$11,523	$10,531	$11,534
7/31/16	$11,887	$10,932	$11,893
8/31/16	$11,839	$10,946	$11,846
9/30/16	$11,904	$10,955	$11,922
10/31/16	$11,612	$10,741	$11,632
11/30/16	$12,195	$11,164	$12,207
12/31/16	$12,281	$11,374	$12,301
1/31/17	$12,365	$11,603	$12,388
2/28/17	$12,711	$12,052	$12,738
3/31/17	$12,541	$12,059	$12,568
4/30/17	$12,480	$12,187	$12,509
5/31/17	$12,496	$12,343	$12,526
6/30/17	$12,668	$12,429	$12,697
7/31/17	$12,823	$12,676	$12,837
8/31/17	$12,640	$12,715	$12,674
9/30/17	$13,051	$12,986	$13,086
10/31/17	$13,119	$13,283	$13,155
11/30/17	$13,706	$13,695	$13,746
12/31/17	$13,827	$13,845	$13,869
1/31/18	$14,078	$14,593	$14,120
2/28/18	$13,309	$14,066	$13,358
3/31/18	$13,344	$13,744	$13,390
4/30/18	$13,512	$13,814	$13,560
5/31/18	$13,710	$14,167	$13,758
6/30/18	$14,056	$14,239	$14,107
7/31/18	$14,266	$14,730	$14,320
8/31/18	$14,415	$15,240	$14,472
9/30/18	$14,317	$15,308	$14,368
10/31/18	$13,904	$14,234	$13,956
11/30/18	$14,381	$14,517	$14,444
12/31/18	$13,168	$13,191	$13,211
1/31/19	$14,247	$14,321	$14,298
2/28/19	$14,593	$14,820	$14,648
3/31/19	$14,769	$15,082	$14,827
4/30/19	$15,052	$15,704	$15,113
5/31/19	$13,983	$14,711	$14,036
6/30/19	$15,007	$15,756	$15,069
7/31/19	$14,984	$15,996	$15,044
8/31/19	$14,233	$15,702	$14,296
9/30/19	$15,171	$15,975	$15,235
10/31/19	$15,291	$16,323	$15,355
11/30/19	$15,535	$16,945	$15,601
12/31/19	$15,970	$17,432	$16,049
1/31/20	$15,431	$17,450	$15,505
2/29/20	$13,837	$16,013	$13,884
3/31/20	$10,119	$14,035	$10,155
4/30/20	$11,441	$15,835	$11,497
5/31/20	$11,538	$16,589	$11,596
6/30/20	$11,617	$16,919	$11,669
7/31/20	$11,684	$17,873	$11,730
8/31/20	$11,867	$19,157	$11,924
9/30/20	$11,526	$18,429	$11,572
10/31/20	$11,610	$17,939	$11,645
11/30/20	$13,540	$19,903	$13,586
12/31/20	$14,129	$20,668	$14,190
1/31/21	$14,410	$20,460	$14,472
2/28/21	$15,778	$21,024	$15,852
3/31/21	$16,788	$21,945	$16,846
4/30/21	$17,521	$23,116	$17,595
5/31/21	$18,151	$23,277	$18,229
6/30/21	$17,651	$23,821	$17,732
7/31/21	$17,396	$24,386	$17,473
8/31/21	$17,792	$25,128	$17,876
9/30/21	$17,393	$23,959	$17,471
10/31/21	$17,922	$25,638	$18,006
11/30/21	$17,473	$25,460	$17,561
12/31/21	$18,763	$26,601	$18,853
1/31/22	$19,100	$25,225	$19,200
2/28/22	$19,064	$24,469	$19,164
3/31/22	$19,889	$25,378	$19,997
4/30/22	$19,332	$23,165	$19,437
5/31/22	$20,184	$23,207	$20,290
6/30/22	$18,264	$21,292	$18,349
7/31/22	$18,939	$23,255	$19,035
8/31/22	$18,394	$22,307	$18,498
9/30/22	$16,399	$20,252	$16,476
10/31/22	$18,061	$21,892	$18,154
11/30/22	$19,296	$23,115	$19,410
12/31/22	$18,540	$21,784	$18,645
1/31/23	$19,734	$23,152	$19,840
2/28/23	$18,760	$22,587	$18,872
3/31/23	$17,989	$23,417	$18,086
4/30/23	$18,079	$23,782	$18,169
5/31/23	$16,642	$23,886	$16,710
6/30/23	$17,794	$25,464	$17,872
7/31/23	$18,636	$26,282	$18,708
8/31/23	$17,861	$25,863	$17,939
9/30/23	$17,022	$24,630	$17,091
10/31/23	$16,301	$24,112	$16,369
11/30/23	$17,818	$26,314	$17,893
12/31/23	$19,294	$27,510	$19,371
1/31/24	$18,967	$27,972	$19,045
2/29/24	$19,129	$29,466	$19,216
3/31/24	$20,222	$30,414	$20,317
4/30/24	$19,539	$29,173	$19,623
5/31/24	$20,307	$30,620	$20,388
6/30/24	$20,224	$31,720	$20,305

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/21/15
SPYD	13.61%	6.14%	8.43%
S&P 500 Index	24.56%	15.05%	14.19%
S&P 500 High Dividend Index	13.62%	6.14%	8.49%

Performance Inception Date									Oct. 21, 2015
AssetsNet	$ 5,921,861,119	$ 5,921,861,119	$ 5,921,861,119	$ 5,921,861,119	$ 5,921,861,119	$ 5,921,861,119	$ 5,921,861,119	$ 5,921,861,119	$ 5,921,861,119
Holdings Count | Holding	76	76	76	76	76	76	76	76	76
Advisory Fees Paid, Amount		$ 4,585,376
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$5,921,861,119
# of Portfolio Holdings	76
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$4,585,376

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	14.6%
Electric Utilities	13.8%
Specialized REITs	8.0%
Residential REITs	7.1%
Retail REITs	6.3%
Oil, Gas & Consumable Fuels	5.9%
Multi-Utilities	4.3%
Food Products	3.7%
Capital Markets	3.6%
Pharmaceuticals	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Iron Mountain, Inc.	1.7%
Public Service Enterprise Group, Inc.	1.6%
Williams Cos., Inc.	1.6%
Hasbro, Inc.	1.5%
International Paper Co.	1.5%
Citigroup, Inc.	1.5%
ONEOK, Inc.	1.5%
Equity Residential	1.5%
Kinder Morgan, Inc.	1.5%
Essex Property Trust, Inc.	1.5%

Material Fund Change [Text Block]
C000244514
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P Sector Neutral Dividend ETF
Trading Symbol	SPDG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio S&P Sector Neutral Dividend ETF (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P Sector Neutral Dividend ETF	$6	0.09%

The dollar amounts above reflect expenses paid since the commencement of operations on September 12, 2023.  Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

As 4Q23 began, markets seemed to teeter on each economic release, and the heightened sensitivity combined with the geopolitical uncertainty introduced by the attacks of October 7th in Israel caused bond market yields to spike and markets to sell-off in October. Concern about rate hikes turned into speculation about rate cuts and the possibility that the Fed might actually orchestrate an economic soft landing. This, combined with continued enthusiasm for semiconductor companies that investors believed would drive the impending A.I. revolution, induced markets to resume their gains in the last two months of the calendar year.

As markets wrestled with the Fed’s slight bias towards hawkishness, A.I.-related semiconductor stocks continued to surge, revealing the investor belief that A.I. represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. These and the Magnificent Seven once again pulled the market up with them into the end of the reporting period, ultimately producing strong net gains for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPDG	S&P 500 Index	S&P Sector-Neutral High Yield Dividend Aristocrats Index
09/11/23	$10,000	$10,000	$10,000
09/30/23	$9,664	$9,563	$9,658
10/31/23	$9,381	$9,362	$9,375
11/30/23	$10,113	$10,217	$10,110
12/31/23	$10,809	$10,681	$10,801
01/31/24	$10,959	$10,861	$10,944
02/29/24	$11,158	$11,440	$11,176
03/31/24	$11,648	$11,809	$11,661
04/30/24	$11,132	$11,327	$11,138
05/31/24	$11,456	$11,890	$11,454
06/30/24	$11,716	$12,317	$11,724

Average Annual Return [Table Text Block]
Name	Since Inception 9/11/23
SPDG	17.10%
S&P 500 Index	23.14%
S&P Sector-Neutral High Yield Dividend Aristocrats Index	17.22%

Performance Inception Date	Sep. 11, 2023
AssetsNet	$ 5,852,423	$ 5,852,423	$ 5,852,423	$ 5,852,423	$ 5,852,423	$ 5,852,423	$ 5,852,423	$ 5,852,423	$ 5,852,423
Holdings Count | Holding	273	273	273	273	273	273	273	273	273
Advisory Fees Paid, Amount	$ 1,711
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$5,852,423
# of Portfolio Holdings	273
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,711

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	17.6%
Banks	10.2%
Diversified Telecommunication Services	7.6%
Specialty Retail	6.2%
IT Services	4.8%
Pharmaceuticals	4.2%
Oil, Gas & Consumable Fuels	3.7%
Software	3.3%
Health Care Providers & Services	3.1%
Hotels, Restaurants & Leisure	3.0%

Material Fund Change [Text Block]
C000019039
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio S&P 400 Mid Cap ETF
Trading Symbol		SPMD
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio S&P 400 Mid Cap ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 400 Mid Cap ETF	$3	0.03%

Effective August 1, 2023 the management fee was reduced from 0.05% to 0.03%.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. October’s economic data had spooked investors. However, things took a turn by November – inflation softened and the U.S. Federal Reserve (the “Fed”) Chair’s supportive comments shored up investor sentiment. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The AI theme was a key tailwind in Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPMD	S&P 500 Index	S&P MidCap 400 Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,563	$9,838	$9,562
8/31/14	$10,020	$10,245	$10,036
9/30/14	$9,524	$10,065	$9,520
10/31/14	$9,903	$10,311	$9,913
11/30/14	$10,030	$10,581	$10,031
12/31/14	$10,121	$10,557	$10,128
1/31/15	$9,930	$10,267	$10,039
2/28/15	$10,499	$10,860	$10,660
3/31/15	$10,642	$10,725	$10,784
4/30/15	$10,474	$10,801	$10,651
5/31/15	$10,645	$10,942	$10,868
6/30/15	$10,600	$10,737	$10,691
7/31/15	$10,595	$10,944	$10,688
8/31/15	$9,946	$10,285	$10,048
9/30/15	$9,468	$10,003	$9,572
10/31/15	$10,001	$10,813	$10,099
11/30/15	$10,159	$10,849	$10,272
12/31/15	$9,769	$10,653	$9,859
1/31/16	$8,924	$10,080	$9,009
2/29/16	$8,952	$10,077	$9,041
3/31/16	$9,680	$10,780	$9,790
4/30/16	$9,845	$10,838	$9,956
5/31/16	$10,025	$11,027	$10,137
6/30/16	$10,028	$11,053	$10,133
7/31/16	$10,561	$11,474	$10,592
8/31/16	$10,654	$11,489	$10,672
9/30/16	$10,632	$11,498	$10,645
10/31/16	$10,289	$11,274	$10,302
11/30/16	$11,210	$11,718	$11,266
12/31/16	$11,521	$11,938	$11,554
1/31/17	$11,673	$12,178	$11,674
2/28/17	$11,938	$12,650	$11,943
3/31/17	$11,911	$12,657	$11,906
4/30/17	$12,000	$12,791	$12,009
5/31/17	$11,876	$12,955	$11,891
6/30/17	$12,144	$13,046	$12,133
7/31/17	$12,239	$13,304	$12,243
8/31/17	$11,995	$13,345	$12,016
9/30/17	$12,601	$13,630	$12,626
10/31/17	$12,853	$13,942	$12,859
11/30/17	$13,319	$14,374	$13,326
12/31/17	$13,313	$14,532	$13,325
1/31/18	$13,676	$15,317	$13,694
2/28/18	$13,097	$14,764	$13,110
3/31/18	$13,264	$14,426	$13,277
4/30/18	$13,282	$14,499	$13,294
5/31/18	$13,922	$14,869	$13,938
6/30/18	$14,008	$14,945	$14,027
7/31/18	$14,313	$15,461	$14,336
8/31/18	$14,846	$15,995	$14,868
9/30/18	$14,588	$16,067	$14,606
10/31/18	$13,148	$14,939	$13,169
11/30/18	$13,495	$15,237	$13,513
12/31/18	$11,940	$13,845	$11,952
1/31/19	$13,193	$15,032	$13,209
2/28/19	$13,753	$15,555	$13,774
3/31/19	$13,560	$15,829	$13,577
4/30/19	$14,095	$16,483	$14,117
5/31/19	$12,939	$15,441	$12,959
6/30/19	$13,922	$16,537	$13,942
7/31/19	$14,070	$16,789	$14,106
8/31/19	$13,475	$16,480	$13,501
9/30/19	$13,904	$16,767	$13,926
10/31/19	$14,101	$17,132	$14,117
11/30/19	$14,517	$17,785	$14,541
12/31/19	$14,934	$18,296	$14,957
1/31/20	$14,534	$18,315	$14,561
2/29/20	$13,167	$16,807	$13,179
3/31/20	$10,487	$14,731	$10,510
4/30/20	$11,969	$16,620	$12,001
5/31/20	$12,839	$17,411	$12,879
6/30/20	$13,006	$17,758	$13,041
7/31/20	$13,607	$18,759	$13,642
8/31/20	$14,080	$20,107	$14,121
9/30/20	$13,620	$19,343	$13,663
10/31/20	$13,925	$18,829	$13,960
11/30/20	$15,912	$20,890	$15,953
12/31/20	$16,944	$21,693	$16,993
1/31/21	$17,187	$21,474	$17,249
2/28/21	$18,355	$22,066	$18,422
3/31/21	$19,228	$23,033	$19,282
4/30/21	$20,082	$24,262	$20,150
5/31/21	$20,128	$24,431	$20,190
6/30/21	$19,912	$25,002	$19,983
7/31/21	$19,979	$25,596	$20,052
8/31/21	$20,376	$26,374	$20,443
9/30/21	$19,560	$25,147	$19,631
10/31/21	$20,715	$26,909	$20,787
11/30/21	$20,094	$26,723	$20,176
12/31/21	$21,125	$27,920	$21,201
1/31/22	$19,595	$26,475	$19,672
2/28/22	$19,823	$25,683	$19,891
3/31/22	$20,086	$26,636	$20,167
4/30/22	$18,665	$24,314	$18,734
5/31/22	$18,799	$24,358	$18,874
6/30/22	$16,993	$22,348	$17,058
7/31/22	$18,840	$24,408	$18,909
8/31/22	$18,249	$23,413	$18,322
9/30/22	$16,578	$21,256	$16,638
10/31/22	$18,326	$22,977	$18,388
11/30/22	$19,438	$24,261	$19,513
12/31/22	$18,359	$22,864	$18,432
1/31/23	$20,058	$24,300	$20,133
2/28/23	$19,687	$23,707	$19,768
3/31/23	$19,060	$24,578	$19,133
4/30/23	$18,913	$24,961	$18,984
5/31/23	$18,308	$25,070	$18,378
6/30/23	$19,986	$26,726	$20,062
7/31/23	$20,809	$27,585	$20,889
8/31/23	$20,204	$27,146	$20,285
9/30/23	$19,146	$25,852	$19,219
10/31/23	$18,125	$25,308	$18,193
11/30/23	$19,666	$27,619	$19,741
12/31/23	$21,380	$28,874	$21,462
1/31/24	$21,009	$29,359	$21,094
2/29/24	$22,231	$30,927	$22,347
3/31/24	$23,484	$31,922	$23,598
4/30/24	$22,084	$30,619	$22,177
5/31/24	$23,070	$32,138	$23,151
6/30/24	$22,684	$33,292	$22,785

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPMD	13.52%	10.26%	8.54%
S&P 500 Index	24.56%	15.05%	12.86%
S&P MidCap 400 Index	13.57%	10.32%	8.60%

AssetsNet	$ 10,047,259,139	$ 10,047,259,139	$ 10,047,259,139	$ 10,047,259,139	$ 10,047,259,139	$ 10,047,259,139	$ 10,047,259,139	$ 10,047,259,139	$ 10,047,259,139
Holdings Count | Holding	402	402	402	402	402	402	402	402	402
Advisory Fees Paid, Amount		$ 2,568,517
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$10,047,259,139
# of Portfolio Holdings	402
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,568,517

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	5.2%
Oil, Gas & Consumable Fuels	4.9%
Insurance	4.7%
Machinery	4.5%
Specialty Retail	4.0%
Building Products	3.7%
Hotels, Restaurants & Leisure	3.6%
Biotechnology	3.2%
Capital Markets	3.0%
Semiconductors & Semiconductor Equipment	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Pure Storage, Inc., A	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 1, 2023 the management fee was reduced from 0.05% to 0.03%.
C000019029
Shareholder Report [Line Items]
Fund Name		SPDR Dow Jones REIT ETF
Trading Symbol		RWR
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Dow Jones REIT ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones REIT ETF	$26	0.25%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Real Estate Investment trusts continued to underperform broader markets as interest rates rose over the second half of 2023. Markets continued to pare back rate cut expectations in the first quarter of 2024, as macroeconomic data continued to highlight an exceptionally strong U.S. economy. REITs, an interest rate sensitive asset class, suffered on the back of higher interest rates.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	RWR	S&P 500 Index	Dow Jones U.S. Select REIT Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,020	$9,838	$10,021
8/31/14	$10,296	$10,245	$10,300
9/30/14	$9,697	$10,065	$9,700
10/31/14	$10,726	$10,311	$10,740
11/30/14	$10,956	$10,581	$10,967
12/31/14	$11,156	$10,557	$11,164
1/31/15	$11,896	$10,267	$11,911
2/28/15	$11,459	$10,860	$11,484
3/31/15	$11,666	$10,725	$11,690
4/30/15	$10,984	$10,801	$11,013
5/31/15	$10,975	$10,942	$11,009
6/30/15	$10,496	$10,737	$10,521
7/31/15	$11,118	$10,944	$11,146
8/31/15	$10,465	$10,285	$10,493
9/30/15	$10,818	$10,003	$10,847
10/31/15	$11,442	$10,813	$11,478
11/30/15	$11,376	$10,849	$11,415
12/31/15	$11,621	$10,653	$11,664
1/31/16	$11,158	$10,080	$11,204
2/29/16	$11,056	$10,077	$11,103
3/31/16	$12,201	$10,780	$12,262
4/30/16	$11,842	$10,838	$11,902
5/31/16	$12,076	$11,027	$12,142
6/30/16	$12,853	$11,053	$12,927
7/31/16	$13,413	$11,474	$13,492
8/31/16	$12,954	$11,489	$13,036
9/30/16	$12,679	$11,498	$12,767
10/31/16	$11,969	$11,274	$12,049
11/30/16	$11,805	$11,718	$11,886
12/31/16	$12,360	$11,938	$12,443
1/31/17	$12,241	$12,178	$12,336
2/28/17	$12,666	$12,650	$12,768
3/31/17	$12,304	$12,657	$12,409
4/30/17	$12,274	$12,791	$12,380
5/31/17	$12,197	$12,955	$12,312
6/30/17	$12,503	$13,046	$12,613
7/31/17	$12,616	$13,304	$12,729
8/31/17	$12,505	$13,345	$12,629
9/30/17	$12,541	$13,630	$12,663
10/31/17	$12,401	$13,942	$12,525
11/30/17	$12,784	$14,374	$12,909
12/31/17	$12,791	$14,532	$12,913
1/31/18	$12,271	$15,317	$12,402
2/28/18	$11,384	$14,764	$11,509
3/31/18	$11,833	$14,426	$11,955
4/30/18	$12,001	$14,499	$12,132
5/31/18	$12,482	$14,869	$12,615
6/30/18	$13,010	$14,945	$13,150
7/31/18	$13,070	$15,461	$13,222
8/31/18	$13,458	$15,995	$13,616
9/30/18	$13,091	$16,067	$13,245
10/31/18	$12,762	$14,939	$12,907
11/30/18	$13,378	$15,237	$13,533
12/31/18	$12,230	$13,845	$12,370
1/31/19	$13,618	$15,032	$13,781
2/28/19	$13,754	$15,555	$13,914
3/31/19	$14,143	$15,829	$14,315
4/30/19	$14,111	$16,483	$14,288
5/31/19	$14,059	$15,441	$14,239
6/30/19	$14,253	$16,537	$14,432
7/31/19	$14,480	$16,789	$14,663
8/31/19	$14,807	$16,480	$15,011
9/30/19	$15,211	$16,767	$15,418
10/31/19	$15,372	$17,132	$15,582
11/30/19	$15,158	$17,785	$15,372
12/31/19	$15,007	$18,296	$15,228
1/31/20	$15,066	$18,315	$15,291
2/29/20	$13,820	$16,807	$14,006
3/31/20	$10,705	$14,731	$10,885
4/30/20	$11,538	$16,620	$11,737
5/31/20	$11,469	$17,411	$11,663
6/30/20	$11,671	$17,758	$11,877
7/31/20	$12,066	$18,759	$12,273
8/31/20	$12,139	$20,107	$12,358
9/30/20	$11,771	$19,343	$11,975
10/31/20	$11,475	$18,829	$11,665
11/30/20	$12,868	$20,890	$13,098
12/31/20	$13,288	$21,693	$13,523
1/31/21	$13,247	$21,474	$13,496
2/28/21	$13,960	$22,066	$14,216
3/31/21	$14,606	$23,033	$14,875
4/30/21	$15,807	$24,262	$16,107
5/31/21	$15,947	$24,431	$16,252
6/30/21	$16,303	$25,002	$16,625
7/31/21	$17,166	$25,596	$17,510
8/31/21	$17,465	$26,374	$17,817
9/30/21	$16,495	$25,147	$16,833
10/31/21	$17,846	$26,909	$18,209
11/30/21	$17,732	$26,723	$18,100
12/31/21	$19,324	$27,920	$19,731
1/31/22	$18,060	$26,475	$18,456
2/28/22	$17,424	$25,683	$17,803
3/31/22	$18,594	$26,636	$18,996
4/30/22	$17,732	$24,314	$18,113
5/31/22	$16,508	$24,358	$16,863
6/30/22	$15,222	$22,348	$15,555
7/31/22	$16,565	$24,408	$16,939
8/31/22	$15,535	$23,413	$15,887
9/30/22	$13,641	$21,256	$13,941
10/31/22	$14,243	$22,977	$14,567
11/30/22	$15,065	$24,261	$15,411
12/31/22	$14,277	$22,864	$14,604
1/31/23	$15,837	$24,300	$16,207
2/28/23	$15,048	$23,707	$15,409
3/31/23	$14,659	$24,578	$15,009
4/30/23	$14,764	$24,961	$15,113
5/31/23	$14,353	$25,070	$14,696
6/30/23	$15,086	$26,726	$15,447
7/31/23	$15,521	$27,585	$15,890
8/31/23	$15,017	$27,146	$15,383
9/30/23	$13,973	$25,852	$14,304
10/31/23	$13,330	$25,308	$13,657
11/30/23	$14,770	$27,619	$15,127
12/31/23	$16,252	$28,874	$16,643
1/31/24	$15,580	$29,359	$15,971
2/29/24	$15,860	$30,927	$16,269
3/31/24	$16,166	$31,922	$16,578
4/30/24	$14,993	$30,619	$15,364
5/31/24	$15,717	$32,138	$16,109
6/30/24	$16,146	$33,292	$16,552

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
RWR	6.97%	2.53%	4.91%
S&P 500 Index	24.56%	15.05%	12.86%
Dow Jones U.S. Select REIT Index	7.15%	2.78%	5.17%

AssetsNet	$ 1,414,154,478	$ 1,414,154,478	$ 1,414,154,478	$ 1,414,154,478	$ 1,414,154,478	$ 1,414,154,478	$ 1,414,154,478	$ 1,414,154,478	$ 1,414,154,478
Holdings Count | Holding	105	105	105	105	105	105	105	105	105
Advisory Fees Paid, Amount		$ 3,405,605
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,414,154,478
# of Portfolio Holdings	105
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$3,405,605

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Specialized REITs	22.0%
Residential REITs	18.8%
Retail REITs	17.4%
Industrial REITs	15.6%
Health Care REITs	12.4%
Office REITs	6.0%
Hotel & Resort REITs	3.7%
Diversified REITs	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Prologis, Inc.	10.4%
Equinix, Inc.	7.1%
Welltower, Inc.	6.1%
Digital Realty Trust, Inc.	4.9%
Simon Property Group, Inc.	4.7%
Public Storage	4.6%
Realty Income Corp.	4.5%
Extra Space Storage, Inc.	3.4%
AvalonBay Communities, Inc.	3.0%
Equity Residential	2.4%

Material Fund Change [Text Block]
C000019030
Shareholder Report [Line Items]
Fund Name		SPDR S&P Bank ETF
Trading Symbol		KBE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Bank ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Bank ETF	$41	0.35%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In Q3 2023, the S&P Bank Select Industry Index returned 3.4% for the quarter. Global economic growth remained lackluster in the third quarter, with manufacturing activities contracting for the fourth month running and services sector growth also slowing down. Business activity in the United States rose at a weaker pace, signaling broad stagnation in output amid muted demand conditions. Core inflation numbers showed a disinflationary trend, while the labor market continued to be relatively robust across key developed economies. Performance of the Fund during the reporting period was driven by strong labor markets, strong consumer spending, slowing inflation, a pause in interest rate hikes, and concerns over a recession weighted on the minds of many investors. Bank stocks rose for the fiscal year. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	KBE	S&P 500 Index	S&P Banks Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,560	$9,838	$9,564
8/31/14	$9,764	$10,245	$9,770
9/30/14	$9,582	$10,065	$9,588
10/31/14	$9,930	$10,311	$9,943
11/30/14	$9,963	$10,581	$9,980
12/31/14	$10,124	$10,557	$10,145
1/31/15	$9,161	$10,267	$9,128
2/28/15	$9,991	$10,860	$9,909
3/31/15	$10,147	$10,725	$9,907
4/30/15	$10,277	$10,801	$10,129
5/31/15	$10,571	$10,942	$10,403
6/30/15	$11,038	$10,737	$10,655
7/31/15	$10,992	$10,944	$10,617
8/31/15	$10,281	$10,285	$9,924
9/30/15	$10,157	$10,003	$9,804
10/31/15	$10,533	$10,813	$10,172
11/30/15	$11,107	$10,849	$10,733
12/31/15	$10,390	$10,653	$10,051
1/31/16	$9,070	$10,080	$8,770
2/29/16	$8,692	$10,077	$8,405
3/31/16	$9,364	$10,780	$9,061
4/30/16	$10,014	$10,838	$9,697
5/31/16	$10,307	$11,027	$9,983
6/30/16	$9,456	$11,053	$9,154
7/31/16	$9,868	$11,474	$9,555
8/31/16	$10,590	$11,489	$10,262
9/30/16	$10,395	$11,498	$10,076
10/31/16	$10,790	$11,274	$10,462
11/30/16	$12,807	$11,718	$12,420
12/31/16	$13,592	$11,938	$13,198
1/31/17	$13,589	$12,178	$13,190
2/28/17	$14,102	$12,650	$13,692
3/31/17	$13,479	$12,657	$13,090
4/30/17	$13,332	$12,791	$12,945
5/31/17	$12,883	$12,955	$12,514
6/30/17	$13,701	$13,046	$13,321
7/31/17	$13,641	$13,304	$13,265
8/31/17	$13,122	$13,345	$12,757
9/30/17	$14,230	$13,630	$13,844
10/31/17	$14,403	$13,942	$14,021
11/30/17	$14,984	$14,374	$14,591
12/31/17	$15,012	$14,532	$14,612
1/31/18	$15,917	$15,317	$15,508
2/28/18	$15,638	$14,764	$15,242
3/31/18	$15,239	$14,426	$14,860
4/30/18	$15,268	$14,499	$14,890
5/31/18	$15,525	$14,869	$15,146
6/30/18	$15,071	$14,945	$14,702
7/31/18	$15,412	$15,461	$15,045
8/31/18	$15,773	$15,995	$15,407
9/30/18	$14,988	$16,067	$14,640
10/31/18	$13,712	$14,939	$13,394
11/30/18	$14,219	$15,237	$13,892
12/31/18	$12,065	$13,845	$11,780
1/31/19	$13,762	$15,032	$13,449
2/28/19	$14,620	$15,555	$14,294
3/31/19	$13,557	$15,829	$13,248
4/30/19	$14,761	$16,483	$14,434
5/31/19	$13,294	$15,441	$13,002
6/30/19	$14,201	$16,537	$13,892
7/31/19	$14,641	$16,789	$14,323
8/31/19	$13,392	$16,480	$13,106
9/30/19	$14,189	$16,767	$13,888
10/31/19	$14,506	$17,132	$14,203
11/30/19	$15,202	$17,785	$14,887
12/31/19	$15,655	$18,296	$15,336
1/31/20	$14,631	$18,315	$14,339
2/29/20	$12,823	$16,807	$12,560
3/31/20	$8,973	$14,731	$8,800
4/30/20	$10,414	$16,620	$10,209
5/31/20	$10,465	$17,411	$10,260
6/30/20	$10,603	$17,758	$10,398
7/31/20	$10,433	$18,759	$10,226
8/31/20	$10,702	$20,107	$10,496
9/30/20	$9,999	$19,343	$9,804
10/31/20	$11,265	$18,829	$11,040
11/30/20	$13,120	$20,890	$12,863
12/31/20	$14,284	$21,693	$14,026
1/31/21	$14,597	$21,474	$14,347
2/28/21	$17,007	$22,066	$16,705
3/31/21	$17,852	$23,033	$17,530
4/30/21	$18,457	$24,262	$18,139
5/31/21	$18,896	$24,431	$18,579
6/30/21	$17,726	$25,002	$17,439
7/31/21	$17,092	$25,596	$16,819
8/31/21	$18,006	$26,374	$17,724
9/30/21	$18,368	$25,147	$18,084
10/31/21	$19,209	$26,909	$18,927
11/30/21	$18,648	$26,723	$18,372
12/31/21	$19,064	$27,920	$18,797
1/31/22	$19,244	$26,475	$18,981
2/28/22	$19,801	$25,683	$19,536
3/31/22	$18,398	$26,636	$18,163
4/30/22	$16,565	$24,314	$16,344
5/31/22	$17,315	$24,358	$17,093
6/30/22	$15,545	$22,348	$15,344
7/31/22	$17,191	$24,408	$16,986
8/31/22	$16,880	$23,413	$16,674
9/30/22	$15,780	$21,256	$15,583
10/31/22	$17,303	$22,977	$17,103
11/30/22	$17,649	$24,261	$17,459
12/31/22	$16,244	$22,864	$16,072
1/31/23	$17,538	$24,300	$17,357
2/28/23	$17,350	$23,707	$17,180
3/31/23	$13,440	$24,578	$13,298
4/30/23	$13,279	$24,961	$13,134
5/31/23	$12,338	$25,070	$12,207
6/30/23	$13,154	$26,726	$13,017
7/31/23	$15,340	$27,585	$15,185
8/31/23	$14,280	$27,146	$14,143
9/30/23	$13,609	$25,852	$13,463
10/31/23	$13,044	$25,308	$12,906
11/30/23	$14,895	$27,619	$14,739
12/31/23	$17,124	$28,874	$16,959
1/31/24	$16,659	$29,359	$16,509
2/29/24	$16,510	$30,927	$16,383
3/31/24	$17,630	$31,922	$17,497
4/30/24	$16,606	$30,619	$16,475
5/31/24	$17,321	$32,138	$17,188
6/30/24	$17,494	$33,292	$17,370

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
KBE	32.98%	4.25%	5.75%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Banks Select Industry Index	33.44%	4.57%	6.08%

AssetsNet	$ 1,444,705,964	$ 1,444,705,964	$ 1,444,705,964	$ 1,444,705,964	$ 1,444,705,964	$ 1,444,705,964	$ 1,444,705,964	$ 1,444,705,964	$ 1,444,705,964
Holdings Count | Holding	94	94	94	94	94	94	94	94	94
Advisory Fees Paid, Amount		$ 5,114,191
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,444,705,964
# of Portfolio Holdings	94
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$5,114,191

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Banks	86.4%
Financial Services	13.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Bancorp, Inc.	1.3%
First Horizon Corp.	1.2%
First Interstate BancSystem, Inc., A	1.2%
Webster Financial Corp.	1.2%
Synovus Financial Corp.	1.2%
Truist Financial Corp.	1.2%
Axos Financial, Inc.	1.2%
Comerica, Inc.	1.2%
Old National Bancorp	1.2%
Hancock Whitney Corp.	1.2%

Material Fund Change [Text Block]
C000033541
Shareholder Report [Line Items]
Fund Name		SPDR S&P Regional Banking ETF
Trading Symbol		KRE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Regional Banking ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Regional Banking ETF	$39	0.35%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. While larger banks posted higher returns due to rapidly rising interest rates, those higher rates had the opposite effect on regional banks. After the collapses of Silicon Valley Bank, First Republic Bank, and Signature Bank earlier in 2023, customers of local banks were still feeling uneasy about depositing their money for fear of further collapses. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. U.S. equities rallied for a second straight quarter in Q1 2024. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024. Luckily, even the hope of possible future rate cuts helped the Regional Banking Industry to finish the reporting period with strong positive returns.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	KRE	S&P 500 Index	S&P Regional Banks Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,531	$9,838	$9,526
8/31/14	$9,668	$10,245	$9,672
9/30/14	$9,428	$10,065	$9,426
10/31/14	$9,986	$10,311	$9,987
11/30/14	$9,882	$10,581	$9,886
12/31/14	$10,195	$10,557	$10,206
1/31/15	$9,221	$10,267	$9,261
2/28/15	$10,065	$10,860	$10,103
3/31/15	$10,264	$10,725	$10,355
4/30/15	$10,329	$10,801	$10,451
5/31/15	$10,590	$10,942	$10,718
6/30/15	$11,146	$10,737	$11,402
7/31/15	$11,008	$10,944	$11,267
8/31/15	$10,369	$10,285	$10,623
9/30/15	$10,441	$10,003	$10,683
10/31/15	$10,857	$10,813	$11,126
11/30/15	$11,574	$10,849	$11,854
12/31/15	$10,684	$10,653	$10,969
1/31/16	$9,338	$10,080	$9,933
2/29/16	$8,933	$10,077	$9,670
3/31/16	$9,645	$10,780	$10,449
4/30/16	$10,344	$10,838	$11,213
5/31/16	$10,674	$11,027	$11,575
6/30/16	$9,897	$11,053	$10,725
7/31/16	$10,322	$11,474	$11,194
8/31/16	$11,074	$11,489	$12,004
9/30/16	$10,924	$11,498	$11,845
10/31/16	$11,317	$11,274	$12,278
11/30/16	$13,547	$11,718	$14,706
12/31/16	$14,426	$11,938	$15,663
1/31/17	$14,379	$12,178	$15,624
2/28/17	$14,911	$12,650	$16,210
3/31/17	$14,219	$12,657	$15,461
4/30/17	$14,074	$12,791	$15,297
5/31/17	$13,519	$12,955	$14,700
6/30/17	$14,367	$13,046	$15,640
7/31/17	$14,249	$13,304	$15,510
8/31/17	$13,608	$13,345	$14,815
9/30/17	$14,891	$13,630	$16,218
10/31/17	$14,977	$13,942	$16,315
11/30/17	$15,574	$14,374	$16,983
12/31/17	$15,509	$14,532	$16,910
1/31/18	$16,418	$15,317	$17,907
2/28/18	$16,210	$14,764	$17,683
3/31/18	$15,963	$14,426	$17,432
4/30/18	$16,304	$14,499	$17,804
5/31/18	$16,695	$14,869	$18,229
6/30/18	$16,177	$14,945	$17,675
7/31/18	$16,320	$15,461	$17,834
8/31/18	$16,756	$15,995	$18,318
9/30/18	$15,833	$16,067	$17,307
10/31/18	$14,388	$14,939	$15,729
11/30/18	$14,870	$15,237	$16,266
12/31/18	$12,562	$13,845	$13,734
1/31/19	$14,220	$15,032	$15,559
2/28/19	$15,204	$15,555	$16,640
3/31/19	$13,852	$15,829	$15,148
4/30/19	$15,054	$16,483	$16,476
5/31/19	$13,548	$15,441	$14,829
6/30/19	$14,532	$16,537	$15,918
7/31/19	$14,981	$16,789	$16,412
8/31/19	$13,617	$16,480	$14,909
9/30/19	$14,453	$16,767	$15,830
10/31/19	$14,715	$17,132	$16,118
11/30/19	$15,367	$17,785	$16,837
12/31/19	$16,011	$18,296	$17,530
1/31/20	$14,900	$18,315	$16,322
2/29/20	$13,051	$16,807	$14,280
3/31/20	$9,038	$14,731	$9,922
4/30/20	$10,579	$16,620	$11,600
5/31/20	$10,584	$17,411	$11,613
6/30/20	$10,752	$17,758	$11,804
7/31/20	$10,518	$18,759	$11,541
8/31/20	$10,825	$20,107	$11,876
9/30/20	$10,101	$19,343	$11,087
10/31/20	$11,658	$18,829	$12,787
11/30/20	$13,486	$20,890	$14,801
12/31/20	$14,817	$21,693	$16,286
1/31/21	$15,496	$21,474	$17,045
2/28/21	$18,332	$22,066	$20,175
3/31/21	$19,016	$23,033	$20,909
4/30/21	$19,606	$24,262	$21,581
5/31/21	$20,260	$24,431	$22,305
6/30/21	$18,867	$25,002	$20,791
7/31/21	$18,011	$25,596	$19,849
8/31/21	$18,985	$26,374	$20,929
9/30/21	$19,607	$25,147	$21,620
10/31/21	$20,543	$26,909	$22,668
11/30/21	$20,220	$26,723	$22,318
12/31/21	$20,634	$27,920	$22,785
1/31/22	$20,825	$26,475	$23,019
2/28/22	$21,642	$25,683	$23,906
3/31/22	$20,158	$26,636	$22,281
4/30/22	$18,109	$24,314	$20,012
5/31/22	$18,817	$24,358	$20,809
6/30/22	$17,111	$22,348	$18,918
7/31/22	$18,773	$24,408	$20,781
8/31/22	$18,424	$23,413	$20,395
9/30/22	$17,444	$21,256	$19,294
10/31/22	$18,937	$22,977	$20,976
11/30/22	$19,111	$24,261	$21,179
12/31/22	$17,527	$22,864	$19,423
1/31/23	$18,529	$24,300	$20,529
2/28/23	$18,350	$23,707	$20,348
3/31/23	$13,190	$24,578	$14,619
4/30/23	$12,838	$24,961	$14,220
5/31/23	$11,701	$25,070	$12,962
6/30/23	$12,401	$26,726	$13,745
7/31/23	$14,799	$27,585	$16,408
8/31/23	$13,531	$27,146	$15,011
9/30/23	$12,803	$25,852	$14,190
10/31/23	$12,164	$25,308	$13,483
11/30/23	$13,827	$27,619	$15,324
12/31/23	$16,207	$28,874	$17,979
1/31/24	$15,356	$29,359	$17,049
2/29/24	$14,883	$30,927	$16,546
3/31/24	$15,658	$31,922	$17,410
4/30/24	$14,642	$30,619	$16,274
5/31/24	$15,228	$32,138	$16,915
6/30/24	$15,422	$33,292	$15,953

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
KRE	24.30%	1.19%	4.42%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Regional Banks Select Industry Index	24.77%	1.50%	4.78%

AssetsNet	$ 2,712,298,027	$ 2,712,298,027	$ 2,712,298,027	$ 2,712,298,027	$ 2,712,298,027	$ 2,712,298,027	$ 2,712,298,027	$ 2,712,298,027	$ 2,712,298,027
Holdings Count | Holding	143	143	143	143	143	143	143	143	143
Advisory Fees Paid, Amount		$ 10,212,729
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,712,298,027
# of Portfolio Holdings	143
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$10,212,729

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Banks	99.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
First Horizon Corp.	2.3%
Webster Financial Corp.	2.3%
Synovus Financial Corp.	2.3%
Truist Financial Corp.	2.3%
Bank OZK	2.3%
Columbia Banking System, Inc.	2.2%
Regions Financial Corp.	2.2%
Western Alliance Bancorp	2.2%
Valley National Bancorp	2.2%
Huntington Bancshares, Inc.	2.2%

Material Fund Change [Text Block]
C000019034
Shareholder Report [Line Items]
Fund Name		SPDR S&P Dividend ETF
Trading Symbol		SDY
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Dividend ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Dividend ETF	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period began with uncertainty around economic growth, inflation and the Fed’s stance on the direction of rates rattled some investors who feared that the Fed would keep rates higher for longer. Despite the geopolitical uncertainty introduced by the attacks of October 7th in Israel, the ongoing trickle of indicators revealed that the economy was gradually beginning to slow, and the Fed managed to soothe investors by tempering its hawkish language. Concern about rate hikes turned into speculation about rate cuts. This, combined with continued enthusiasm for semiconductor companies that investors believed would drive the impending A.I. revolution, induced markets to resume their gains.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SDY	S&P 500 Index	S&P High Yield Dividend Aristocrats Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,633	$9,838	$9,639
8/31/14	$10,043	$10,245	$10,054
9/30/14	$9,844	$10,065	$9,854
10/31/14	$10,318	$10,311	$10,336
11/30/14	$10,623	$10,581	$10,640
12/31/14	$10,666	$10,557	$10,692
1/31/15	$10,410	$10,267	$10,434
2/28/15	$10,734	$10,860	$10,771
3/31/15	$10,638	$10,725	$10,676
4/30/15	$10,576	$10,801	$10,617
5/31/15	$10,678	$10,942	$10,723
6/30/15	$10,440	$10,737	$10,485
7/31/15	$10,624	$10,944	$10,670
8/31/15	$10,089	$10,285	$10,138
9/30/15	$9,954	$10,003	$10,001
10/31/15	$10,724	$10,813	$10,777
11/30/15	$10,750	$10,849	$10,806
12/31/15	$10,576	$10,653	$10,651
1/31/16	$10,378	$10,080	$10,458
2/29/16	$10,698	$10,077	$10,787
3/31/16	$11,558	$10,780	$11,657
4/30/16	$11,668	$10,838	$11,771
5/31/16	$11,833	$11,027	$11,945
6/30/16	$12,213	$11,053	$12,328
7/31/16	$12,559	$11,474	$12,685
8/31/16	$12,463	$11,489	$12,593
9/30/16	$12,348	$11,498	$12,480
10/31/16	$11,919	$11,274	$12,043
11/30/16	$12,469	$11,718	$12,608
12/31/16	$12,714	$11,938	$12,855
1/31/17	$12,813	$12,178	$12,964
2/28/17	$13,197	$12,650	$13,359
3/31/17	$13,174	$12,657	$13,342
4/30/17	$13,248	$12,791	$13,423
5/31/17	$13,260	$12,955	$13,437
6/30/17	$13,364	$13,046	$13,547
7/31/17	$13,515	$13,304	$13,704
8/31/17	$13,391	$13,345	$13,583
9/30/17	$13,801	$13,630	$14,005
10/31/17	$13,983	$13,942	$14,192
11/30/17	$14,559	$14,374	$14,779
12/31/17	$14,730	$14,532	$14,949
1/31/18	$15,015	$15,317	$15,255
2/28/18	$14,283	$14,764	$14,514
3/31/18	$14,303	$14,426	$14,534
4/30/18	$14,251	$14,499	$14,491
5/31/18	$14,432	$14,869	$14,676
6/30/18	$14,631	$14,945	$14,880
7/31/18	$15,212	$15,461	$15,484
8/31/18	$15,513	$15,995	$15,795
9/30/18	$15,555	$16,067	$15,840
10/31/18	$14,812	$14,939	$15,090
11/30/18	$15,543	$15,237	$15,850
12/31/18	$14,324	$13,845	$14,586
1/31/19	$15,224	$15,032	$15,514
2/28/19	$15,872	$15,555	$16,185
3/31/19	$16,000	$15,829	$16,317
4/30/19	$16,334	$16,483	$16,668
5/31/19	$15,422	$15,441	$15,734
6/30/19	$16,347	$16,537	$16,687
7/31/19	$16,484	$16,789	$16,837
8/31/19	$16,090	$16,480	$16,440
9/30/19	$16,722	$16,767	$17,083
10/31/19	$16,999	$17,132	$17,375
11/30/19	$17,319	$17,785	$17,700
12/31/19	$17,664	$18,296	$18,070
1/31/20	$17,167	$18,315	$17,565
2/29/20	$15,621	$16,807	$15,972
3/31/20	$13,237	$14,731	$13,541
4/30/20	$14,557	$16,620	$14,910
5/31/20	$15,050	$17,411	$15,414
6/30/20	$15,221	$17,758	$15,590
7/31/20	$15,607	$18,759	$15,982
8/31/20	$16,090	$20,107	$16,490
9/30/20	$15,539	$19,343	$15,919
10/31/20	$15,562	$18,829	$15,925
11/30/20	$17,464	$20,890	$17,896
12/31/20	$17,983	$21,693	$18,442
1/31/21	$17,886	$21,474	$18,355
2/28/21	$18,806	$22,066	$19,302
3/31/21	$20,177	$23,033	$20,697
4/30/21	$20,979	$24,262	$21,546
5/31/21	$21,440	$24,431	$22,020
6/30/21	$21,043	$25,002	$21,625
7/31/21	$21,187	$25,596	$21,774
8/31/21	$21,461	$26,374	$22,068
9/30/21	$20,368	$25,147	$20,942
10/31/21	$21,378	$26,909	$21,993
11/30/21	$20,910	$26,723	$21,508
12/31/21	$22,552	$27,920	$23,211
1/31/22	$22,041	$26,475	$22,698
2/28/22	$21,822	$25,683	$22,482
3/31/22	$22,499	$26,636	$23,179
4/30/22	$21,797	$24,314	$22,462
5/31/22	$22,326	$24,358	$23,015
6/30/22	$20,998	$22,348	$21,652
7/31/22	$22,388	$24,408	$23,099
8/31/22	$21,868	$23,413	$22,573
9/30/22	$19,849	$21,256	$20,476
10/31/22	$21,888	$22,977	$22,599
11/30/22	$23,365	$24,261	$24,142
12/31/22	$22,432	$22,864	$23,177
1/31/23	$23,204	$24,300	$23,973
2/28/23	$22,567	$23,707	$23,332
3/31/23	$22,302	$24,578	$23,064
4/30/23	$22,542	$24,961	$23,310
5/31/23	$21,165	$25,070	$21,881
6/30/23	$22,252	$26,726	$23,024
7/31/23	$23,026	$27,585	$23,828
8/31/23	$22,207	$27,146	$22,982
9/30/23	$21,021	$25,852	$21,754
10/31/23	$20,467	$25,308	$21,186
11/30/23	$21,863	$27,619	$22,641
12/31/23	$23,015	$28,874	$23,832
1/31/24	$22,752	$29,359	$23,573
2/29/24	$23,160	$30,927	$24,017
3/31/24	$24,347	$31,922	$25,253
4/30/24	$23,575	$30,619	$24,449
5/31/24	$24,131	$32,138	$25,021
6/30/24	$23,706	$33,292	$24,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SDY	6.52%	7.72%	9.02%
S&P 500 Index	24.56%	15.05%	12.86%
S&P High Yield Dividend Aristocrats Index	6.81%	8.06%	9.42%

AssetsNet	$ 19,708,801,684	$ 19,708,801,684	$ 19,708,801,684	$ 19,708,801,684	$ 19,708,801,684	$ 19,708,801,684	$ 19,708,801,684	$ 19,708,801,684	$ 19,708,801,684
Holdings Count | Holding	136	136	136	136	136	136	136	136	136
Advisory Fees Paid, Amount		$ 72,006,698
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$19,708,801,684
# of Portfolio Holdings	136
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$72,006,698

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Electric Utilities	10.0%
Machinery	6.2%
Household Products	5.6%
Chemicals	5.3%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	4.7%
Food Products	4.3%
Aerospace & Defense	4.0%
Multi-Utilities	3.6%
Capital Markets	3.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Realty Income Corp.	2.6%
Southern Co.	1.9%
Chevron Corp.	1.8%
Xcel Energy, Inc.	1.8%
T Rowe Price Group, Inc.	1.8%
Edison International	1.8%
Kimberly-Clark Corp.	1.8%
Consolidated Edison, Inc.	1.6%
Texas Instruments, Inc.	1.6%
Kenvue, Inc.	1.6%

Material Fund Change [Text Block]
C000033534
Shareholder Report [Line Items]
Fund Name		SPDR S&P Aerospace & Defense ETF
Trading Symbol		XAR
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Aerospace & Defense ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Aerospace & Defense ETF	$38	0.35%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

After gaining close to 22% during the prior fiscal year, the Aerospace & Defense Industry continued that trajectory during this most recent fiscal year by adding another 16.21%. Unlike the prior period, however, the Industry lagged the S&P 500 Index (+24.56%) this time around. The more than 8% deficit is even more noteworthy given that the Industry actually beat the broader index by close to 10% during the second fiscal quarter – the only quarter of outperformance throughout the fiscal period. The quarterly outperformance stemmed from business aviation usage hitting 20% above pre-COVID levels (according to data tracker WingX Advance) and the passing of the National Defense Authorization Act (NDAA) that will allocate $886 billion to national security in 2024. Overall, defense stocks paralleled the S&P 500 for the most part while Aerospace stocks played the role of laggard. This was led by Virgin Galactic (-89.14%) who announced the discontinuance of their Unity spacecraft venture. Boeing (-12.63%) also had an unfortunate year that not only saw manufacturing problems interrupting production of both their 737 Max and 787 Dreamliner, but also in-flight malfunctions, whistleblowing, and regulatory scrutiny.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XAR	S&P 500 Index	S&P Aerospace & Defense Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,536	$9,838	$9,533
8/31/14	$10,207	$10,245	$10,212
9/30/14	$10,064	$10,065	$10,065
10/31/14	$10,468	$10,311	$10,479
11/30/14	$10,750	$10,581	$10,765
12/31/14	$10,927	$10,557	$10,942
1/31/15	$10,814	$10,267	$10,831
2/28/15	$11,743	$10,860	$11,760
3/31/15	$11,892	$10,725	$11,915
4/30/15	$11,603	$10,801	$11,632
5/31/15	$11,760	$10,942	$11,789
6/30/15	$11,569	$10,737	$11,604
7/31/15	$11,201	$10,944	$11,239
8/31/15	$10,731	$10,285	$10,775
9/30/15	$10,130	$10,003	$10,171
10/31/15	$10,968	$10,813	$11,008
11/30/15	$11,104	$10,849	$11,151
12/31/15	$10,882	$10,653	$10,941
1/31/16	$10,002	$10,080	$10,062
2/29/16	$10,243	$10,077	$10,302
3/31/16	$10,749	$10,780	$10,817
4/30/16	$11,232	$10,838	$11,301
5/31/16	$11,514	$11,027	$11,591
6/30/16	$11,555	$11,053	$11,633
7/31/16	$11,956	$11,474	$12,045
8/31/16	$12,134	$11,489	$12,221
9/30/16	$12,083	$11,498	$12,173
10/31/16	$12,089	$11,274	$12,176
11/30/16	$13,436	$11,718	$13,540
12/31/16	$13,215	$11,938	$13,327
1/31/17	$13,411	$12,178	$13,532
2/28/17	$14,343	$12,650	$14,476
3/31/17	$13,949	$12,657	$14,085
4/30/17	$14,334	$12,791	$14,478
5/31/17	$14,704	$12,955	$14,855
6/30/17	$14,717	$13,046	$14,876
7/31/17	$15,246	$13,304	$15,411
8/31/17	$15,878	$13,345	$16,058
9/30/17	$16,750	$13,630	$16,946
10/31/17	$17,077	$13,942	$17,279
11/30/17	$17,364	$14,374	$17,583
12/31/17	$17,556	$14,532	$17,773
1/31/18	$18,587	$15,317	$18,826
2/28/18	$18,559	$14,764	$18,804
3/31/18	$18,275	$14,426	$18,531
4/30/18	$17,894	$14,499	$18,151
5/31/18	$18,655	$14,869	$18,925
6/30/18	$18,350	$14,945	$18,616
7/31/18	$19,791	$15,461	$20,083
8/31/18	$20,233	$15,995	$20,545
9/30/18	$21,097	$16,067	$21,417
10/31/18	$18,688	$14,939	$18,976
11/30/18	$18,572	$15,237	$18,873
12/31/18	$16,757	$13,845	$17,024
1/31/19	$19,004	$15,032	$19,299
2/28/19	$20,308	$15,555	$20,647
3/31/19	$19,526	$15,829	$19,854
4/30/19	$20,613	$16,483	$20,976
5/31/19	$20,523	$15,441	$20,881
6/30/19	$22,148	$16,537	$22,543
7/31/19	$22,525	$16,789	$22,935
8/31/19	$22,872	$16,480	$23,304
9/30/19	$22,843	$16,767	$23,275
10/31/19	$22,564	$17,132	$22,997
11/30/19	$23,700	$17,785	$24,150
12/31/19	$23,331	$18,296	$23,798
1/31/20	$24,095	$18,315	$24,579
2/29/20	$21,413	$16,807	$21,845
3/31/20	$16,355	$14,731	$16,699
4/30/20	$17,498	$16,620	$17,871
5/31/20	$18,955	$17,411	$19,367
6/30/20	$18,859	$17,758	$19,282
7/31/20	$18,440	$18,759	$18,842
8/31/20	$19,465	$20,107	$19,900
9/30/20	$18,803	$19,343	$19,231
10/31/20	$18,369	$18,829	$18,779
11/30/20	$23,003	$20,890	$23,533
12/31/20	$24,745	$21,693	$25,334
1/31/21	$24,133	$21,474	$24,693
2/28/21	$25,700	$22,066	$26,321
3/31/21	$27,244	$23,033	$27,897
4/30/21	$27,786	$24,262	$28,468
5/31/21	$28,100	$24,431	$28,802
6/30/21	$28,716	$25,002	$29,444
7/31/21	$27,652	$25,596	$28,361
8/31/21	$26,604	$26,374	$27,290
9/30/21	$25,902	$25,147	$26,592
10/31/21	$25,920	$26,909	$26,609
11/30/21	$24,260	$26,723	$24,908
12/31/21	$25,337	$27,920	$26,023
1/31/22	$23,964	$26,475	$24,621
2/28/22	$26,710	$25,683	$27,437
3/31/22	$27,106	$26,636	$27,863
4/30/22	$24,502	$24,314	$25,191
5/31/22	$23,549	$24,358	$24,221
6/30/22	$21,933	$22,348	$22,546
7/31/22	$23,783	$24,408	$24,465
8/31/22	$22,744	$23,413	$23,395
9/30/22	$20,036	$21,256	$20,591
10/31/22	$23,190	$22,977	$23,864
11/30/22	$24,093	$24,261	$24,807
12/31/22	$24,076	$22,864	$24,789
1/31/23	$25,833	$24,300	$26,621
2/28/23	$25,961	$23,707	$26,754
3/31/23	$25,573	$24,578	$26,371
4/30/23	$25,050	$24,961	$25,829
5/31/23	$24,259	$25,070	$25,019
6/30/23	$26,633	$26,726	$27,478
7/31/23	$27,401	$27,585	$28,276
8/31/23	$26,743	$27,146	$27,600
9/30/23	$24,596	$25,852	$25,387
10/31/23	$25,242	$25,308	$26,063
11/30/23	$28,050	$27,619	$28,972
12/31/23	$29,769	$28,874	$30,759
1/31/24	$28,421	$29,359	$29,366
2/29/24	$30,097	$30,927	$31,148
3/31/24	$30,974	$31,922	$32,045
4/30/24	$29,917	$30,619	$30,937
5/31/24	$31,591	$32,138	$32,661
6/30/24	$30,848	$33,292	$31,931

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XAR	15.85%	6.86%	11.93%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Aerospace & Defense Select Industry Index	16.21%	7.21%	12.31%

AssetsNet	$ 2,114,115,858	$ 2,114,115,858	$ 2,114,115,858	$ 2,114,115,858	$ 2,114,115,858	$ 2,114,115,858	$ 2,114,115,858	$ 2,114,115,858	$ 2,114,115,858
Holdings Count | Holding	34	34	34	34	34	34	34	34	34
Advisory Fees Paid, Amount		$ 6,460,002
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,114,115,858
# of Portfolio Holdings	34
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$6,460,002

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Aerospace & Defense	99.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Spirit AeroSystems Holdings, Inc., A	5.2%
BWX Technologies, Inc.	4.9%
Huntington Ingalls Industries, Inc.	4.8%
L3Harris Technologies, Inc.	4.8%
Northrop Grumman Corp.	4.8%
Boeing Co.	4.8%
Lockheed Martin Corp.	4.7%
Curtiss-Wright Corp.	4.7%
Textron, Inc.	4.7%
Axon Enterprise, Inc.	4.7%

Material Fund Change [Text Block]
C000027706
Shareholder Report [Line Items]
Fund Name		SPDR S&P Biotech ETF
Trading Symbol		XBI
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Biotech ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Biotech ETF	$37	0.35%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the fund during the reporting period was driven by positive results of drug trials by multiple companies within the investment universe.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XBI	S&P 500 Index	S&P Biotechnology Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,486	$9,838	$9,474
8/31/14	$10,512	$10,245	$10,503
9/30/14	$10,160	$10,065	$10,121
10/31/14	$11,165	$10,311	$11,125
11/30/14	$11,718	$10,581	$11,654
12/31/14	$12,171	$10,557	$12,114
1/31/15	$13,041	$10,267	$12,971
2/28/15	$14,017	$10,860	$13,931
3/31/15	$14,405	$10,725	$14,330
4/30/15	$13,500	$10,801	$13,405
5/31/15	$15,596	$10,942	$15,479
6/30/15	$16,536	$10,737	$16,403
7/31/15	$16,736	$10,944	$16,587
8/31/15	$14,568	$10,285	$14,451
9/30/15	$12,224	$10,003	$12,136
10/31/15	$13,136	$10,813	$13,022
11/30/15	$14,212	$10,849	$14,079
12/31/15	$13,834	$10,653	$13,699
1/31/16	$9,954	$10,080	$9,844
2/29/16	$9,464	$10,077	$9,348
3/31/16	$10,201	$10,780	$10,088
4/30/16	$10,647	$10,838	$10,514
5/31/16	$11,454	$11,027	$11,325
6/30/16	$10,690	$11,053	$10,570
7/31/16	$12,258	$11,474	$12,121
8/31/16	$11,875	$11,489	$11,732
9/30/16	$13,098	$11,498	$12,939
10/31/16	$11,084	$11,274	$10,936
11/30/16	$12,383	$11,718	$12,232
12/31/16	$11,702	$11,938	$11,562
1/31/17	$12,829	$12,178	$12,679
2/28/17	$13,887	$12,650	$13,731
3/31/17	$13,716	$12,657	$13,568
4/30/17	$14,127	$12,791	$13,971
5/31/17	$13,393	$12,955	$13,250
6/30/17	$15,277	$13,046	$15,114
7/31/17	$15,477	$13,304	$15,303
8/31/17	$16,609	$13,345	$16,434
9/30/17	$17,140	$13,630	$16,945
10/31/17	$16,573	$13,942	$16,383
11/30/17	$16,496	$14,374	$16,317
12/31/17	$16,820	$14,532	$16,634
1/31/18	$18,498	$15,317	$18,302
2/28/18	$17,905	$14,764	$17,703
3/31/18	$17,396	$14,426	$17,218
4/30/18	$17,235	$14,499	$17,039
5/31/18	$18,960	$14,869	$18,760
6/30/18	$18,884	$14,945	$18,683
7/31/18	$18,883	$15,461	$18,667
8/31/18	$19,876	$15,995	$19,662
9/30/18	$19,035	$16,067	$18,823
10/31/18	$15,722	$14,939	$15,547
11/30/18	$16,198	$15,237	$16,005
12/31/18	$14,290	$13,845	$14,139
1/31/19	$16,604	$15,032	$16,427
2/28/19	$17,704	$15,555	$17,493
3/31/19	$17,982	$15,829	$17,780
4/30/19	$16,918	$16,483	$16,721
5/31/19	$15,764	$15,441	$15,583
6/30/19	$17,430	$16,537	$17,250
7/31/19	$17,006	$16,789	$16,831
8/31/19	$15,959	$16,480	$15,789
9/30/19	$15,146	$16,767	$14,982
10/31/19	$16,201	$17,132	$16,020
11/30/19	$18,574	$17,785	$18,377
12/31/19	$18,912	$18,296	$18,710
1/31/20	$17,696	$18,315	$17,502
2/29/20	$17,739	$16,807	$17,544
3/31/20	$15,374	$14,731	$15,245
4/30/20	$18,556	$16,620	$18,364
5/31/20	$20,561	$17,411	$20,379
6/30/20	$22,250	$17,758	$22,029
7/31/20	$21,702	$18,759	$21,454
8/31/20	$22,206	$20,107	$21,968
9/30/20	$22,131	$19,343	$21,907
10/31/20	$22,419	$18,829	$22,120
11/30/20	$26,455	$20,890	$26,159
12/31/20	$28,006	$21,693	$27,710
1/31/21	$30,397	$21,474	$30,073
2/28/21	$29,456	$22,066	$29,100
3/31/21	$27,026	$23,033	$26,710
4/30/21	$27,211	$24,262	$26,917
5/31/21	$25,491	$24,431	$25,187
6/30/21	$26,984	$25,002	$26,697
7/31/21	$24,597	$25,596	$24,322
8/31/21	$26,440	$26,374	$26,198
9/30/21	$25,027	$25,147	$24,775
10/31/21	$24,842	$26,909	$24,588
11/30/21	$23,147	$26,723	$22,920
12/31/21	$22,282	$27,920	$22,063
1/31/22	$18,612	$26,475	$18,473
2/28/22	$17,893	$25,683	$17,739
3/31/22	$17,911	$26,636	$17,751
4/30/22	$14,692	$24,314	$14,562
5/31/22	$13,694	$24,358	$13,580
6/30/22	$14,793	$22,348	$14,646
7/31/22	$16,148	$24,408	$16,001
8/31/22	$16,671	$23,413	$16,526
9/30/22	$15,797	$21,256	$15,667
10/31/22	$16,358	$22,977	$16,220
11/30/22	$16,651	$24,261	$16,542
12/31/22	$16,536	$22,864	$16,410
1/31/23	$17,709	$24,300	$17,516
2/28/23	$16,490	$23,707	$16,295
3/31/23	$15,181	$24,578	$14,982
4/30/23	$15,971	$24,961	$15,796
5/31/23	$16,743	$25,070	$16,588
6/30/23	$16,567	$26,726	$16,423
7/31/23	$16,793	$27,585	$16,630
8/31/23	$15,759	$27,146	$15,659
9/30/23	$14,540	$25,852	$14,474
10/31/23	$13,184	$25,308	$13,111
11/30/23	$15,030	$27,619	$14,955
12/31/23	$17,774	$28,874	$17,683
1/31/24	$17,430	$29,359	$17,331
2/29/24	$19,597	$30,927	$19,486
3/31/24	$18,898	$31,922	$18,828
4/30/24	$16,835	$30,619	$16,749
5/31/24	$17,763	$32,138	$17,631
6/30/24	$18,478	$33,292	$18,381

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XBI	11.53%	1.17%	6.34%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Biotechnology Select Industry Index	11.93%	1.28%	6.28%

AssetsNet	$ 6,916,986,175	$ 6,916,986,175	$ 6,916,986,175	$ 6,916,986,175	$ 6,916,986,175	$ 6,916,986,175	$ 6,916,986,175	$ 6,916,986,175	$ 6,916,986,175
Holdings Count | Holding	143	143	143	143	143	143	143	143	143
Advisory Fees Paid, Amount		$ 22,791,014
InvestmentCompanyPortfolioTurnover		90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,916,986,175
# of Portfolio Holdings	143
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$22,791,014

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Biotechnology	99.8%
Pharmaceuticals	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Sarepta Therapeutics, Inc.	3.3%
United Therapeutics Corp.	3.0%
Alnylam Pharmaceuticals, Inc.	2.9%
Gilead Sciences, Inc.	2.8%
Amgen, Inc.	2.8%
AbbVie, Inc.	2.7%
Regeneron Pharmaceuticals, Inc.	2.7%
Exact Sciences Corp.	2.7%
Biogen, Inc.	2.7%
BioMarin Pharmaceutical, Inc.	2.7%

Material Fund Change [Text Block]
C000027707
Shareholder Report [Line Items]
Fund Name		SPDR S&P Homebuilders ETF
Trading Symbol		XHB
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Homebuilders ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Homebuilders ETF	$40	0.35%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment over the reporting period was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Elevated mortgage rates, low existing home inventory and robust housing demand were favorable conditions for the homebuilder industry. The overall housing market still faces significant under-supply which has increased the demand for new construction.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XHB	S&P 500 Index	S&P Homebuilders Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$8,987	$9,838	$8,991
8/31/14	$9,637	$10,245	$9,639
9/30/14	$9,049	$10,065	$9,054
10/31/14	$9,520	$10,311	$9,530
11/30/14	$10,236	$10,581	$10,243
12/31/14	$10,455	$10,557	$10,468
1/31/15	$10,504	$10,267	$10,523
2/28/15	$11,126	$10,860	$11,152
3/31/15	$11,319	$10,725	$11,354
4/30/15	$10,611	$10,801	$10,641
5/31/15	$11,016	$10,942	$11,047
6/30/15	$11,238	$10,737	$11,271
7/31/15	$11,535	$10,944	$11,575
8/31/15	$11,118	$10,285	$11,164
9/30/15	$10,515	$10,003	$10,559
10/31/15	$10,985	$10,813	$11,036
11/30/15	$11,163	$10,849	$11,217
12/31/15	$10,512	$10,653	$10,571
1/31/16	$9,404	$10,080	$9,456
2/29/16	$9,499	$10,077	$9,557
3/31/16	$10,426	$10,780	$10,495
4/30/16	$10,377	$10,838	$10,448
5/31/16	$10,531	$11,027	$10,599
6/30/16	$10,360	$11,053	$10,434
7/31/16	$11,141	$11,474	$11,224
8/31/16	$11,162	$11,489	$11,249
9/30/16	$10,493	$11,498	$10,578
10/31/16	$9,778	$11,274	$9,860
11/30/16	$10,462	$11,718	$10,552
12/31/16	$10,490	$11,938	$10,584
1/31/17	$10,698	$12,178	$10,796
2/28/17	$11,159	$12,650	$11,265
3/31/17	$11,554	$12,657	$11,669
4/30/17	$11,737	$12,791	$11,858
5/31/17	$11,634	$12,955	$11,755
6/30/17	$11,977	$13,046	$12,111
7/31/17	$11,924	$13,304	$12,058
8/31/17	$11,878	$13,345	$12,015
9/30/17	$12,410	$13,630	$12,555
10/31/17	$12,884	$13,942	$13,041
11/30/17	$13,656	$14,374	$13,824
12/31/17	$13,814	$14,532	$13,987
1/31/18	$13,976	$15,317	$14,159
2/28/18	$12,658	$14,764	$12,825
3/31/18	$12,765	$14,426	$12,891
4/30/18	$12,192	$14,499	$12,360
5/31/18	$12,286	$14,869	$12,451
6/30/18	$12,412	$14,945	$12,564
7/31/18	$12,427	$15,461	$12,591
8/31/18	$12,553	$15,995	$12,721
9/30/18	$12,076	$16,067	$12,236
10/31/18	$10,674	$14,939	$10,817
11/30/18	$11,164	$15,237	$11,320
12/31/18	$10,270	$13,845	$10,410
1/31/19	$11,575	$15,032	$11,740
2/28/19	$12,115	$15,555	$12,296
3/31/19	$12,202	$15,829	$12,390
4/30/19	$12,880	$16,483	$13,077
5/31/19	$12,142	$15,441	$12,336
6/30/19	$13,223	$16,537	$13,434
7/31/19	$13,204	$16,789	$13,418
8/31/19	$13,333	$16,480	$13,560
9/30/19	$14,015	$16,767	$14,251
10/31/19	$14,491	$17,132	$14,738
11/30/19	$14,601	$17,785	$14,847
12/31/19	$14,518	$18,296	$14,779
1/31/20	$14,969	$18,315	$15,239
2/29/20	$13,578	$16,807	$13,824
3/31/20	$9,520	$14,731	$9,657
4/30/20	$11,526	$16,620	$11,708
5/31/20	$13,461	$17,411	$13,681
6/30/20	$14,081	$17,758	$14,309
7/31/20	$15,906	$18,759	$16,171
8/31/20	$16,903	$20,107	$17,199
9/30/20	$17,310	$19,343	$17,605
10/31/20	$16,709	$18,829	$16,992
11/30/20	$18,368	$20,890	$18,704
12/31/20	$18,546	$21,693	$18,889
1/31/21	$19,423	$21,474	$19,777
2/28/21	$19,978	$22,066	$20,349
3/31/21	$22,669	$23,033	$23,116
4/30/21	$24,310	$24,262	$24,786
5/31/21	$24,173	$24,431	$24,653
6/30/21	$23,634	$25,002	$24,123
7/31/21	$24,342	$25,596	$24,846
8/31/21	$25,217	$26,374	$25,750
9/30/21	$23,200	$25,147	$23,692
10/31/21	$25,092	$26,909	$25,631
11/30/21	$25,957	$26,723	$26,526
12/31/21	$27,757	$27,920	$28,376
1/31/22	$24,086	$26,475	$24,635
2/28/22	$22,667	$25,683	$23,191
3/31/22	$20,535	$26,636	$20,987
4/30/22	$19,901	$24,314	$20,353
5/31/22	$20,248	$24,358	$20,728
6/30/22	$17,806	$22,348	$18,217
7/31/22	$20,826	$24,408	$21,323
8/31/22	$19,447	$23,413	$19,919
9/30/22	$17,867	$21,256	$18,288
10/31/22	$19,018	$22,977	$19,493
11/30/22	$20,324	$24,261	$20,834
12/31/22	$19,737	$22,864	$20,241
1/31/23	$22,729	$24,300	$23,321
2/28/23	$22,078	$23,707	$22,673
3/31/23	$22,225	$24,578	$22,821
4/30/23	$23,266	$24,961	$23,894
5/31/23	$22,599	$25,070	$23,219
6/30/23	$26,397	$26,726	$27,136
7/31/23	$27,803	$27,585	$28,578
8/31/23	$27,308	$27,146	$28,089
9/30/23	$25,238	$25,852	$25,951
10/31/23	$23,606	$25,308	$24,280
11/30/23	$27,343	$27,619	$28,148
12/31/23	$31,592	$28,874	$32,523
1/31/24	$30,976	$29,359	$31,908
2/29/24	$34,042	$30,927	$35,099
3/31/24	$36,907	$31,922	$38,054
4/30/24	$33,951	$30,619	$35,002
5/31/24	$34,841	$32,138	$35,912
6/30/24	$33,505	$33,292	$34,564

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XHB	26.90%	20.44%	12.86%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Homebuilders Select Industry Index	27.37%	20.80%	13.20%

AssetsNet	$ 1,744,452,269	$ 1,744,452,269	$ 1,744,452,269	$ 1,744,452,269	$ 1,744,452,269	$ 1,744,452,269	$ 1,744,452,269	$ 1,744,452,269	$ 1,744,452,269
Holdings Count | Holding	37	37	37	37	37	37	37	37	37
Advisory Fees Paid, Amount		$ 5,515,363
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,744,452,269
# of Portfolio Holdings	37
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$5,515,363

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Homebuilding	51.6%
Building Products	35.7%
Home Improvement Retail	9.4%
Homefurnishing Retail	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
KB Home	3.4%
Allegion PLC	3.4%
Lennox International, Inc.	3.3%
Carlisle Cos., Inc.	3.3%
Taylor Morrison Home Corp.	3.3%
NVR, Inc.	3.3%
Trane Technologies PLC	3.3%
Tri Pointe Homes, Inc.	3.3%
Home Depot, Inc.	3.3%
A O Smith Corp.	3.3%

Material Fund Change [Text Block]
C000033535
Shareholder Report [Line Items]
Fund Name		SPDR S&P Oil & Gas Exploration & Production ETF
Trading Symbol		XOP
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Oil & Gas Exploration & Production ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Oil & Gas Exploration & Production ETF	$38	0.35%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Federal Reserve and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. A spike in the price of oil driven by higher demand also contributed to a complex economic situation. The higher prices were supported by increased demand for power generation, reduced production in the U.S., and supply disruptions in Norway. Robust liquified natural gas demand from Asia also boosted prices.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XOP	S&P 500 Index	S&P Oil & Gas Exploration & Production Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,146	$9,838	$9,143
8/31/14	$9,609	$10,245	$9,614
9/30/14	$8,382	$10,065	$8,388
10/31/14	$7,412	$10,311	$7,409
11/30/14	$6,214	$10,581	$6,212
12/31/14	$5,857	$10,557	$5,850
1/31/15	$5,651	$10,267	$5,644
2/28/15	$6,219	$10,860	$6,212
3/31/15	$6,062	$10,725	$6,048
4/30/15	$6,760	$10,801	$6,741
5/31/15	$6,078	$10,942	$6,064
6/30/15	$5,755	$10,737	$5,738
7/31/15	$4,727	$10,944	$4,711
8/31/15	$4,710	$10,285	$4,695
9/30/15	$4,070	$10,003	$4,054
10/31/15	$4,596	$10,813	$4,579
11/30/15	$4,602	$10,849	$4,584
12/31/15	$3,764	$10,653	$3,741
1/31/16	$3,550	$10,080	$3,530
2/29/16	$3,064	$10,077	$3,048
3/31/16	$3,789	$10,780	$3,772
4/30/16	$4,462	$10,838	$4,439
5/31/16	$4,434	$11,027	$4,413
6/30/16	$4,353	$11,053	$4,335
7/31/16	$4,284	$11,474	$4,268
8/31/16	$4,602	$11,489	$4,585
9/30/16	$4,823	$11,498	$4,806
10/31/16	$4,438	$11,274	$4,424
11/30/16	$5,258	$11,718	$5,239
12/31/16	$5,205	$11,938	$5,194
1/31/17	$5,036	$12,178	$5,023
2/28/17	$4,757	$12,650	$4,747
3/31/17	$4,713	$12,657	$4,705
4/30/17	$4,404	$12,791	$4,398
5/31/17	$4,103	$12,955	$4,097
6/30/17	$4,027	$13,046	$4,020
7/31/17	$4,107	$13,304	$4,100
8/31/17	$3,808	$13,345	$3,804
9/30/17	$4,313	$13,630	$4,310
10/31/17	$4,335	$13,942	$4,333
11/30/17	$4,518	$14,374	$4,517
12/31/17	$4,719	$14,532	$4,722
1/31/18	$4,675	$15,317	$4,675
2/28/18	$4,188	$14,764	$4,191
3/31/18	$4,471	$14,426	$4,477
4/30/18	$4,998	$14,499	$5,002
5/31/18	$5,360	$14,869	$5,367
6/30/18	$5,473	$14,945	$5,482
7/31/18	$5,466	$15,461	$5,476
8/31/18	$5,383	$15,995	$5,395
9/30/18	$5,514	$16,067	$5,526
10/31/18	$4,596	$14,939	$4,611
11/30/18	$4,175	$15,237	$4,185
12/31/18	$3,387	$13,845	$3,398
1/31/19	$3,896	$15,032	$3,912
2/28/19	$3,801	$15,555	$3,814
3/31/19	$3,931	$15,829	$3,946
4/30/19	$3,957	$16,483	$3,972
5/31/19	$3,278	$15,441	$3,291
6/30/19	$3,496	$16,537	$3,511
7/31/19	$3,216	$16,789	$3,231
8/31/19	$2,767	$16,480	$2,781
9/30/19	$2,879	$16,767	$2,890
10/31/19	$2,721	$17,132	$2,733
11/30/19	$2,621	$17,785	$2,632
12/31/19	$3,068	$18,296	$3,088
1/31/20	$2,478	$18,315	$2,490
2/29/20	$1,993	$16,807	$2,003
3/31/20	$1,075	$14,731	$1,079
4/30/20	$1,780	$16,620	$1,788
5/31/20	$1,695	$17,411	$1,699
6/30/20	$1,718	$17,758	$1,724
7/31/20	$1,690	$18,759	$1,694
8/31/20	$1,691	$20,107	$1,696
9/30/20	$1,396	$19,343	$1,400
10/31/20	$1,348	$18,829	$1,352
11/30/20	$1,792	$20,890	$1,799
12/31/20	$1,950	$21,693	$1,958
1/31/21	$2,144	$21,474	$2,153
2/28/21	$2,685	$22,066	$2,697
3/31/21	$2,725	$23,033	$2,736
4/30/21	$2,690	$24,262	$2,704
5/31/21	$2,985	$24,431	$3,001
6/30/21	$3,251	$25,002	$3,274
7/31/21	$2,781	$25,596	$2,801
8/31/21	$2,779	$26,374	$2,800
9/30/21	$3,263	$25,147	$3,290
10/31/21	$3,588	$26,909	$3,617
11/30/21	$3,284	$26,723	$3,315
12/31/21	$3,252	$27,920	$3,282
1/31/22	$3,613	$26,475	$3,648
2/28/22	$3,967	$25,683	$4,006
3/31/22	$4,578	$26,636	$4,628
4/30/22	$4,484	$24,314	$4,533
5/31/22	$5,262	$24,358	$5,322
6/30/22	$4,090	$22,348	$4,134
7/31/22	$4,694	$24,408	$4,746
8/31/22	$4,960	$23,413	$5,016
9/30/22	$4,312	$21,256	$4,357
10/31/22	$5,230	$22,977	$5,285
11/30/22	$5,260	$24,261	$5,316
12/31/22	$4,731	$22,864	$4,782
1/31/23	$4,909	$24,300	$4,963
2/28/23	$4,627	$23,707	$4,680
3/31/23	$4,476	$24,578	$4,529
4/30/23	$4,462	$24,961	$4,514
5/31/23	$4,145	$25,070	$4,194
6/30/23	$4,550	$26,726	$4,605
7/31/23	$5,056	$27,585	$5,117
8/31/23	$5,252	$27,146	$5,321
9/30/23	$5,253	$25,852	$5,318
10/31/23	$5,157	$25,308	$5,225
11/30/23	$4,902	$27,619	$4,966
12/31/23	$4,898	$28,874	$4,966
1/31/24	$4,757	$29,359	$4,824
2/29/24	$5,022	$30,927	$5,096
3/31/24	$5,573	$31,922	$5,658
4/30/24	$5,444	$30,619	$5,525
5/31/24	$5,474	$32,138	$5,556
6/30/24	$5,266	$33,292	$5,348

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XOP	15.74%	8.54%	(6.21%)
S&P 500 Index	24.56%	15.05%	12.86%
S&P Oil & Gas Exploration & Production Select Industry Index	16.11%	8.78%	(6.07%)

AssetsNet	$ 3,488,401,418	$ 3,488,401,418	$ 3,488,401,418	$ 3,488,401,418	$ 3,488,401,418	$ 3,488,401,418	$ 3,488,401,418	$ 3,488,401,418	$ 3,488,401,418
Holdings Count | Holding	57	57	57	57	57	57	57	57	57
Advisory Fees Paid, Amount		$ 12,842,652
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,488,401,418
# of Portfolio Holdings	57
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$12,842,652

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Oil, Gas & Consumable Fuels	99.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Diamondback Energy, Inc.	3.0%
Permian Resources Corp.	3.0%
Matador Resources Co.	3.0%
Civitas Resources, Inc.	3.0%
EOG Resources, Inc.	3.0%
APA Corp.	2.9%
Exxon Mobil Corp.	2.9%
Occidental Petroleum Corp.	2.9%
Marathon Oil Corp.	2.9%
ConocoPhillips	2.9%

Material Fund Change [Text Block]